UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02794
MFS SERIES TRUST III
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
January 31
Date of reporting period:
January 31, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Global High Yield Fund
Class A-MHOAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$110	1.05%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class A shares of the MFS Global High Yield Fund (fund) provided a total return of 9.05%, at net asset value. This compares with a return of 0.25% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the ICE BofA Global High Yield - Constrained Index (USD Hedged), generated a return of 10.08%.
  In addition to investing directly in portfolio securities, the fund also invests indirectly in portfolio securities through investment in the MFS High Yield Pooled Portfolio, a mutual fund also advised by MFS. The discussion below reflects both the fund’s direct and indirect investments.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    Bond selection within both the Europe/UK and EM regions, particularly within BB and B-rated bonds, benefited relative performance. From a sector perspective, favorable bond selection within the capital goods, communications, and banking sectors strengthened relative returns.
    The fund's overweight allocation to the consumer non-cyclical sector also helped relative performance.
  Top detractors from performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's holding of cash also detracted from relative returns.
    The fund's overweight allocation to the insurance sector, and underweight allocation to the consumer cyclical sector, held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	9.05%	3.42%	4.26%
A with initial sales charge (4.25%)	4.42%	2.53%	3.81%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index +∆	0.25%	(2.10)%	0.22%
ICE BofA Global High Yield - Constrained Index (USD Hedged) +∆	10.08%	3.88%	5.26%
+
Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the ICE BofA Global High Yield - Constrained Index (USD Hedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA Global High Yield - Constrained Index (USD Hedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	181,902,698	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	130	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	1,282,702
Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income ~	97.1%
Money Market Funds	2.7%
Equities	0.2%
Issuer country weightings
United States	57.1%
United Kingdom	4.9%
Italy	4.4%
Canada	3.9%
Brazil	3.1%
France	2.7%
Mexico	2.6%
Luxembourg	2.1%
Netherlands	2.1%
Other Countries	17.1%
Composition including fixed income credit quality
BBB	0.6%
BB	45.2%
B	38.7%
CCC	11.0%
CC	0.7%
C	0.2%
Not Rated	0.1%
Non-Fixed Income	0.8%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYOA-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.

MFS® Global High Yield Fund
Class B-MHOBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$188	1.80%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class B shares of the MFS Global High Yield Fund (fund) provided a total return of 8.43%, at net asset value. This compares with a return of 0.25% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the ICE BofA Global High Yield - Constrained Index (USD Hedged), generated a return of 10.08%.
  In addition to investing directly in portfolio securities, the fund also invests indirectly in portfolio securities through investment in the MFS High Yield Pooled Portfolio, a mutual fund also advised by MFS. The discussion below reflects both the fund’s direct and indirect investments.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    Bond selection within both the Europe/UK and EM regions, particularly within BB and B-rated bonds, benefited relative performance. From a sector perspective, favorable bond selection within the capital goods, communications, and banking sectors strengthened relative returns.
    The fund's overweight allocation to the consumer non-cyclical sector also helped relative performance.
  Top detractors from performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's holding of cash also detracted from relative returns.
    The fund's overweight allocation to the insurance sector, and underweight allocation to the consumer cyclical sector, held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	8.43%	2.66%	3.51%
B with CDSC (declining over six years from 4% to 0%)×	4.43%	2.34%	3.51%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index +∆	0.25%	(2.10)%	0.22%
ICE BofA Global High Yield - Constrained Index (USD Hedged) +∆	10.08%	3.88%	5.26%
+
Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the ICE BofA Global High Yield - Constrained Index (USD Hedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA Global High Yield - Constrained Index (USD Hedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	181,902,698	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	130	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	1,282,702
Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income ~	97.1%
Money Market Funds	2.7%
Equities	0.2%
Issuer country weightings
United States	57.1%
United Kingdom	4.9%
Italy	4.4%
Canada	3.9%
Brazil	3.1%
France	2.7%
Mexico	2.6%
Luxembourg	2.1%
Netherlands	2.1%
Other Countries	17.1%
Composition including fixed income credit quality
BBB	0.6%
BB	45.2%
B	38.7%
CCC	11.0%
CC	0.7%
C	0.2%
Not Rated	0.1%
Non-Fixed Income	0.8%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYOB-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.

MFS® Global High Yield Fund
Class C-MHOCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$187	1.80%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class C shares of the MFS Global High Yield Fund (fund) provided a total return of 8.24%, at net asset value. This compares with a return of 0.25% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the ICE BofA Global High Yield - Constrained Index (USD Hedged), generated a return of 10.08%.
  In addition to investing directly in portfolio securities, the fund also invests indirectly in portfolio securities through investment in the MFS High Yield Pooled Portfolio, a mutual fund also advised by MFS. The discussion below reflects both the fund’s direct and indirect investments.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    Bond selection within both the Europe/UK and EM regions, particularly within BB and B-rated bonds, benefited relative performance. From a sector perspective, favorable bond selection within the capital goods, communications, and banking sectors strengthened relative returns.
    The fund's overweight allocation to the consumer non-cyclical sector also helped relative performance.
  Top detractors from performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's holding of cash also detracted from relative returns.
    The fund's overweight allocation to the insurance sector, and underweight allocation to the consumer cyclical sector, held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	8.24%	2.65%	3.48%
C with CDSC (1% for 12 months)×	7.24%	2.65%	3.48%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index +∆	0.25%	(2.10)%	0.22%
ICE BofA Global High Yield - Constrained Index (USD Hedged) +∆	10.08%	3.88%	5.26%
+
Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the ICE BofA Global High Yield - Constrained Index (USD Hedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA Global High Yield - Constrained Index (USD Hedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	181,902,698	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	130	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	1,282,702
Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income ~	97.1%
Money Market Funds	2.7%
Equities	0.2%
Issuer country weightings
United States	57.1%
United Kingdom	4.9%
Italy	4.4%
Canada	3.9%
Brazil	3.1%
France	2.7%
Mexico	2.6%
Luxembourg	2.1%
Netherlands	2.1%
Other Countries	17.1%
Composition including fixed income credit quality
BBB	0.6%
BB	45.2%
B	38.7%
CCC	11.0%
CC	0.7%
C	0.2%
Not Rated	0.1%
Non-Fixed Income	0.8%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYOC-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.

MFS® Global High Yield Fund
Class I-MHOIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$84	0.80%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class I shares of the MFS Global High Yield Fund (fund) provided a total return of 9.32%, at net asset value. This compares with a return of 0.25% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the ICE BofA Global High Yield - Constrained Index (USD Hedged), generated a return of 10.08%.
  In addition to investing directly in portfolio securities, the fund also invests indirectly in portfolio securities through investment in the MFS High Yield Pooled Portfolio, a mutual fund also advised by MFS. The discussion below reflects both the fund’s direct and indirect investments.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    Bond selection within both the Europe/UK and EM regions, particularly within BB and B-rated bonds, benefited relative performance. From a sector perspective, favorable bond selection within the capital goods, communications, and banking sectors strengthened relative returns.
    The fund's overweight allocation to the consumer non-cyclical sector also helped relative performance.
  Top detractors from performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's holding of cash also detracted from relative returns.
    The fund's overweight allocation to the insurance sector, and underweight allocation to the consumer cyclical sector, held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	9.32%	3.65%	4.51%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index +∆	0.25%	(2.10)%	0.22%
ICE BofA Global High Yield - Constrained Index (USD Hedged) +∆	10.08%	3.88%	5.26%
+
Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the ICE BofA Global High Yield - Constrained Index (USD Hedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA Global High Yield - Constrained Index (USD Hedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	181,902,698	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	130	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	1,282,702
Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income ~	97.1%
Money Market Funds	2.7%
Equities	0.2%
Issuer country weightings
United States	57.1%
United Kingdom	4.9%
Italy	4.4%
Canada	3.9%
Brazil	3.1%
France	2.7%
Mexico	2.6%
Luxembourg	2.1%
Netherlands	2.1%
Other Countries	17.1%
Composition including fixed income credit quality
BBB	0.6%
BB	45.2%
B	38.7%
CCC	11.0%
CC	0.7%
C	0.2%
Not Rated	0.1%
Non-Fixed Income	0.8%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYOI-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.

MFS® Global High Yield Fund
Class R1-MHORX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$187	1.80%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class R1 shares of the MFS Global High Yield Fund (fund) provided a total return of 8.24%, at net asset value. This compares with a return of 0.25% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the ICE BofA Global High Yield - Constrained Index (USD Hedged), generated a return of 10.08%.
  In addition to investing directly in portfolio securities, the fund also invests indirectly in portfolio securities through investment in the MFS High Yield Pooled Portfolio, a mutual fund also advised by MFS. The discussion below reflects both the fund’s direct and indirect investments.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    Bond selection within both the Europe/UK and EM regions, particularly within BB and B-rated bonds, benefited relative performance. From a sector perspective, favorable bond selection within the capital goods, communications, and banking sectors strengthened relative returns.
    The fund's overweight allocation to the consumer non-cyclical sector also helped relative performance.
  Top detractors from performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's holding of cash also detracted from relative returns.
    The fund's overweight allocation to the insurance sector, and underweight allocation to the consumer cyclical sector, held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	8.24%	2.65%	3.47%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index +∆	0.25%	(2.10)%	0.22%
ICE BofA Global High Yield - Constrained Index (USD Hedged) +∆	10.08%	3.88%	5.26%
+
Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the ICE BofA Global High Yield - Constrained Index (USD Hedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA Global High Yield - Constrained Index (USD Hedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	181,902,698	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	130	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	1,282,702
Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income ~	97.1%
Money Market Funds	2.7%
Equities	0.2%
Issuer country weightings
United States	57.1%
United Kingdom	4.9%
Italy	4.4%
Canada	3.9%
Brazil	3.1%
France	2.7%
Mexico	2.6%
Luxembourg	2.1%
Netherlands	2.1%
Other Countries	17.1%
Composition including fixed income credit quality
BBB	0.6%
BB	45.2%
B	38.7%
CCC	11.0%
CC	0.7%
C	0.2%
Not Rated	0.1%
Non-Fixed Income	0.8%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYOR1-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.

MFS® Global High Yield Fund
Class R2-MHOSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$136	1.30%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class R2 shares of the MFS Global High Yield Fund (fund) provided a total return of 8.78%, at net asset value. This compares with a return of 0.25% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the ICE BofA Global High Yield - Constrained Index (USD Hedged), generated a return of 10.08%.
  In addition to investing directly in portfolio securities, the fund also invests indirectly in portfolio securities through investment in the MFS High Yield Pooled Portfolio, a mutual fund also advised by MFS. The discussion below reflects both the fund’s direct and indirect investments.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    Bond selection within both the Europe/UK and EM regions, particularly within BB and B-rated bonds, benefited relative performance. From a sector perspective, favorable bond selection within the capital goods, communications, and banking sectors strengthened relative returns.
    The fund's overweight allocation to the consumer non-cyclical sector also helped relative performance.
  Top detractors from performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's holding of cash also detracted from relative returns.
    The fund's overweight allocation to the insurance sector, and underweight allocation to the consumer cyclical sector, held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	8.78%	3.14%	4.01%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index +∆	0.25%	(2.10)%	0.22%
ICE BofA Global High Yield - Constrained Index (USD Hedged) +∆	10.08%	3.88%	5.26%
+
Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the ICE BofA Global High Yield - Constrained Index (USD Hedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA Global High Yield - Constrained Index (USD Hedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	181,902,698	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	130	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	1,282,702
Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income ~	97.1%
Money Market Funds	2.7%
Equities	0.2%
Issuer country weightings
United States	57.1%
United Kingdom	4.9%
Italy	4.4%
Canada	3.9%
Brazil	3.1%
France	2.7%
Mexico	2.6%
Luxembourg	2.1%
Netherlands	2.1%
Other Countries	17.1%
Composition including fixed income credit quality
BBB	0.6%
BB	45.2%
B	38.7%
CCC	11.0%
CC	0.7%
C	0.2%
Not Rated	0.1%
Non-Fixed Income	0.8%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYOR2-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.

MFS® Global High Yield Fund
Class R3-MHOTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$110	1.05%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class R3 shares of the MFS Global High Yield Fund (fund) provided a total return of 9.03%, at net asset value. This compares with a return of 0.25% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the ICE BofA Global High Yield - Constrained Index (USD Hedged), generated a return of 10.08%.
  In addition to investing directly in portfolio securities, the fund also invests indirectly in portfolio securities through investment in the MFS High Yield Pooled Portfolio, a mutual fund also advised by MFS. The discussion below reflects both the fund’s direct and indirect investments.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    Bond selection within both the Europe/UK and EM regions, particularly within BB and B-rated bonds, benefited relative performance. From a sector perspective, favorable bond selection within the capital goods, communications, and banking sectors strengthened relative returns.
    The fund's overweight allocation to the consumer non-cyclical sector also helped relative performance.
  Top detractors from performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's holding of cash also detracted from relative returns.
    The fund's overweight allocation to the insurance sector, and underweight allocation to the consumer cyclical sector, held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	9.03%	3.40%	4.32%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index +∆	0.25%	(2.10)%	0.22%
ICE BofA Global High Yield - Constrained Index (USD Hedged) +∆	10.08%	3.88%	5.26%
+
Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the ICE BofA Global High Yield - Constrained Index (USD Hedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA Global High Yield - Constrained Index (USD Hedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	181,902,698	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	130	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	1,282,702
Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income ~	97.1%
Money Market Funds	2.7%
Equities	0.2%
Issuer country weightings
United States	57.1%
United Kingdom	4.9%
Italy	4.4%
Canada	3.9%
Brazil	3.1%
France	2.7%
Mexico	2.6%
Luxembourg	2.1%
Netherlands	2.1%
Other Countries	17.1%
Composition including fixed income credit quality
BBB	0.6%
BB	45.2%
B	38.7%
CCC	11.0%
CC	0.7%
C	0.2%
Not Rated	0.1%
Non-Fixed Income	0.8%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYOR3-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.

MFS® Global High Yield Fund
Class R4-MHOUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$84	0.80%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class R4 shares of the MFS Global High Yield Fund (fund) provided a total return of 9.30%, at net asset value. This compares with a return of 0.25% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the ICE BofA Global High Yield - Constrained Index (USD Hedged), generated a return of 10.08%.
  In addition to investing directly in portfolio securities, the fund also invests indirectly in portfolio securities through investment in the MFS High Yield Pooled Portfolio, a mutual fund also advised by MFS. The discussion below reflects both the fund’s direct and indirect investments.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    Bond selection within both the Europe/UK and EM regions, particularly within BB and B-rated bonds, benefited relative performance. From a sector perspective, favorable bond selection within the capital goods, communications, and banking sectors strengthened relative returns.
    The fund's overweight allocation to the consumer non-cyclical sector also helped relative performance.
  Top detractors from performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's holding of cash also detracted from relative returns.
    The fund's overweight allocation to the insurance sector, and underweight allocation to the consumer cyclical sector, held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	9.30%	3.69%	4.51%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index +∆	0.25%	(2.10)%	0.22%
ICE BofA Global High Yield - Constrained Index (USD Hedged) +∆	10.08%	3.88%	5.26%
+
Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the ICE BofA Global High Yield - Constrained Index (USD Hedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA Global High Yield - Constrained Index (USD Hedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	181,902,698	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	130	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	1,282,702
Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income ~	97.1%
Money Market Funds	2.7%
Equities	0.2%
Issuer country weightings
United States	57.1%
United Kingdom	4.9%
Italy	4.4%
Canada	3.9%
Brazil	3.1%
France	2.7%
Mexico	2.6%
Luxembourg	2.1%
Netherlands	2.1%
Other Countries	17.1%
Composition including fixed income credit quality
BBB	0.6%
BB	45.2%
B	38.7%
CCC	11.0%
CC	0.7%
C	0.2%
Not Rated	0.1%
Non-Fixed Income	0.8%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYOR4-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.

MFS® Global High Yield Fund
Class R6-MHOVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$73	0.70%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class R6 shares of the MFS Global High Yield Fund (fund) provided a total return of 9.44%, at net asset value. This compares with a return of 0.25% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the ICE BofA Global High Yield - Constrained Index (USD Hedged), generated a return of 10.08%.
  In addition to investing directly in portfolio securities, the fund also invests indirectly in portfolio securities through investment in the MFS High Yield Pooled Portfolio, a mutual fund also advised by MFS. The discussion below reflects both the fund’s direct and indirect investments.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    Bond selection within both the Europe/UK and EM regions, particularly within BB and B-rated bonds, benefited relative performance. From a sector perspective, favorable bond selection within the capital goods, communications, and banking sectors strengthened relative returns.
    The fund's overweight allocation to the consumer non-cyclical sector also helped relative performance.
  Top detractors from performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's holding of cash also detracted from relative returns.
    The fund's overweight allocation to the insurance sector, and underweight allocation to the consumer cyclical sector, held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	9.44%	3.78%	4.61%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index +∆	0.25%	(2.10)%	0.22%
ICE BofA Global High Yield - Constrained Index (USD Hedged) +∆	10.08%	3.88%	5.26%
+
Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the ICE BofA Global High Yield - Constrained Index (USD Hedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA Global High Yield - Constrained Index (USD Hedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	181,902,698	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	130	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	1,282,702
Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income ~	97.1%
Money Market Funds	2.7%
Equities	0.2%
Issuer country weightings
United States	57.1%
United Kingdom	4.9%
Italy	4.4%
Canada	3.9%
Brazil	3.1%
France	2.7%
Mexico	2.6%
Luxembourg	2.1%
Netherlands	2.1%
Other Countries	17.1%
Composition including fixed income credit quality
BBB	0.6%
BB	45.2%
B	38.7%
CCC	11.0%
CC	0.7%
C	0.2%
Not Rated	0.1%
Non-Fixed Income	0.8%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYOR6-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.

MFS® High Yield Pooled Portfolio
HYPPX
Annual Shareholder Report
This annual shareholder report contains important information about MFS High Yield Pooled Portfolio for the period of February 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MFS High Yield Pooled Portfolio	$3	0.03%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, shares of the MFS High Yield Pooled Portfolio (fund) provided a total return of 8.89%, at net asset value. This compares with a return of 2.07% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 9.68%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Cap Index:
    Bond selection within the basic industry sector benefited relative performance. The fund's underweight exposure to BB-rated bonds also strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Cap Index:
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance.
    An underweight exposure to the communications sector also held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in the fund over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the fund for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Fund Name	1-yr	5-yr	10-yr
MFS High Yield Pooled Portfolio	8.89%	4.06%	4.99%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	2.07%	(0.60)%	1.19%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index +∆	9.68%	4.48%	5.24%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	579,028,108	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	355	Average Effective Duration (yrs):	3.1
Total Management Fee ($)#:	0
Portfolio Turnover Rate (%):	56
# The fund does not pay a management fee.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income ~	98.3%
Money Market Funds	1.5%
Equities	0.2%
Composition including fixed income credit quality
BBB	0.3%
BB	43.9%
B	38.6%
CCC	13.4%
CC	0.5%
C	0.4%
Not Rated	1.2%
Non-Fixed Income	0.2%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s financial information and portfolio holdings online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYP-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® High Income Fund
Class A-MHITX
Annual Shareholder Report
This annual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$89	0.86%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class A shares of the MFS High Income Fund (fund) provided a total return of 7.98%, at net asset value. This compares with a return of 2.07% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 9.68%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within BB-rated bonds benefited the fund's relative performance.
    From a sector perspective, favorable bond selection within both the energy and basic industry sectors strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's cash position and security selection within CCC-rated bonds also weighed on relative results.
    From a sector perspective, the fund's underweight allocation to the communications sector held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	7.98%	3.22%	4.05%
A with initial sales charge (4.25%)	3.39%	2.33%	3.59%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	2.07%	(0.60)%	1.19%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index +∆	9.68%	4.48%	5.24%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	1,920,223,842	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	357	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	8,174,370
Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.5%
Equities	0.1%
Composition including fixed income credit quality
BBB	0.3%
BB	43.0%
B	38.3%
CCC	12.9%
CC	0.4%
C	0.3%
Not Rated	1.2%
Non-Fixed Income	0.1%
Money Market Funds	3.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFHA-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® High Income Fund
Class B-MHIBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$167	1.61%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class B shares of the MFS High Income Fund (fund) provided a total return of 7.18%, at net asset value. This compares with a return of 2.07% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 9.68%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within BB-rated bonds benefited the fund's relative performance.
    From a sector perspective, favorable bond selection within both the energy and basic industry sectors strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's cash position and security selection within CCC-rated bonds also weighed on relative results.
    From a sector perspective, the fund's underweight allocation to the communications sector held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.18%	2.40%	3.27%
B with CDSC (declining over six years from 4% to 0%)×	3.18%	2.07%	3.27%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	2.07%	(0.60)%	1.19%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index +∆	9.68%	4.48%	5.24%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	1,920,223,842	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	357	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	8,174,370
Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.5%
Equities	0.1%
Composition including fixed income credit quality
BBB	0.3%
BB	43.0%
B	38.3%
CCC	12.9%
CC	0.4%
C	0.3%
Not Rated	1.2%
Non-Fixed Income	0.1%
Money Market Funds	3.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFHB-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® High Income Fund
Class C-MHICX
Annual Shareholder Report
This annual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$167	1.61%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class C shares of the MFS High Income Fund (fund) provided a total return of 7.18%, at net asset value. This compares with a return of 2.07% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 9.68%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within BB-rated bonds benefited the fund's relative performance.
    From a sector perspective, favorable bond selection within both the energy and basic industry sectors strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's cash position and security selection within CCC-rated bonds also weighed on relative results.
    From a sector perspective, the fund's underweight allocation to the communications sector held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.18%	2.46%	3.27%
C with CDSC (1% for 12 months)×	6.18%	2.46%	3.27%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	2.07%	(0.60)%	1.19%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index +∆	9.68%	4.48%	5.24%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	1,920,223,842	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	357	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	8,174,370
Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.5%
Equities	0.1%
Composition including fixed income credit quality
BBB	0.3%
BB	43.0%
B	38.3%
CCC	12.9%
CC	0.4%
C	0.3%
Not Rated	1.2%
Non-Fixed Income	0.1%
Money Market Funds	3.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFHC-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® High Income Fund
Class I-MHIIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$64	0.61%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class I shares of the MFS High Income Fund (fund) provided a total return of 8.25%, at net asset value. This compares with a return of 2.07% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 9.68%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within BB-rated bonds benefited the fund's relative performance.
    From a sector perspective, favorable bond selection within both the energy and basic industry sectors strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's cash position and security selection within CCC-rated bonds also weighed on relative results.
    From a sector perspective, the fund's underweight allocation to the communications sector held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.25%	3.48%	4.30%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	2.07%	(0.60)%	1.19%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index +∆	9.68%	4.48%	5.24%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	1,920,223,842	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	357	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	8,174,370
Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.5%
Equities	0.1%
Composition including fixed income credit quality
BBB	0.3%
BB	43.0%
B	38.3%
CCC	12.9%
CC	0.4%
C	0.3%
Not Rated	1.2%
Non-Fixed Income	0.1%
Money Market Funds	3.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFHI-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® High Income Fund
Class R1-MHIGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$167	1.61%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class R1 shares of the MFS High Income Fund (fund) provided a total return of 7.18%, at net asset value. This compares with a return of 2.07% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 9.68%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within BB-rated bonds benefited the fund's relative performance.
    From a sector perspective, favorable bond selection within both the energy and basic industry sectors strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's cash position and security selection within CCC-rated bonds also weighed on relative results.
    From a sector perspective, the fund's underweight allocation to the communications sector held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.18%	2.45%	3.27%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	2.07%	(0.60)%	1.19%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index +∆	9.68%	4.48%	5.24%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	1,920,223,842	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	357	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	8,174,370
Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.5%
Equities	0.1%
Composition including fixed income credit quality
BBB	0.3%
BB	43.0%
B	38.3%
CCC	12.9%
CC	0.4%
C	0.3%
Not Rated	1.2%
Non-Fixed Income	0.1%
Money Market Funds	3.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFHR1-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® High Income Fund
Class R2-MIHRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$115	1.11%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class R2 shares of the MFS High Income Fund (fund) provided a total return of 7.73%, at net asset value. This compares with a return of 2.07% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 9.68%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within BB-rated bonds benefited the fund's relative performance.
    From a sector perspective, favorable bond selection within both the energy and basic industry sectors strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's cash position and security selection within CCC-rated bonds also weighed on relative results.
    From a sector perspective, the fund's underweight allocation to the communications sector held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.73%	2.84%	3.72%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	2.07%	(0.60)%	1.19%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index +∆	9.68%	4.48%	5.24%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	1,920,223,842	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	357	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	8,174,370
Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.5%
Equities	0.1%
Composition including fixed income credit quality
BBB	0.3%
BB	43.0%
B	38.3%
CCC	12.9%
CC	0.4%
C	0.3%
Not Rated	1.2%
Non-Fixed Income	0.1%
Money Market Funds	3.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFHR2-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® High Income Fund
Class R3-MHIHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$89	0.86%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class R3 shares of the MFS High Income Fund (fund) provided a total return of 8.00%, at net asset value. This compares with a return of 2.07% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 9.68%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within BB-rated bonds benefited the fund's relative performance.
    From a sector perspective, favorable bond selection within both the energy and basic industry sectors strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's cash position and security selection within CCC-rated bonds also weighed on relative results.
    From a sector perspective, the fund's underweight allocation to the communications sector held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.00%	3.16%	4.01%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	2.07%	(0.60)%	1.19%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index +∆	9.68%	4.48%	5.24%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	1,920,223,842	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	357	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	8,174,370
Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.5%
Equities	0.1%
Composition including fixed income credit quality
BBB	0.3%
BB	43.0%
B	38.3%
CCC	12.9%
CC	0.4%
C	0.3%
Not Rated	1.2%
Non-Fixed Income	0.1%
Money Market Funds	3.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFHR3-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® High Income Fund
Class R4-MHIJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$64	0.61%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class R4 shares of the MFS High Income Fund (fund) provided a total return of 8.59%, at net asset value. This compares with a return of 2.07% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 9.68%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within BB-rated bonds benefited the fund's relative performance.
    From a sector perspective, favorable bond selection within both the energy and basic industry sectors strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's cash position and security selection within CCC-rated bonds also weighed on relative results.
    From a sector perspective, the fund's underweight allocation to the communications sector held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.59%	3.55%	4.34%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	2.07%	(0.60)%	1.19%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index +∆	9.68%	4.48%	5.24%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	1,920,223,842	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	357	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	8,174,370
Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.5%
Equities	0.1%
Composition including fixed income credit quality
BBB	0.3%
BB	43.0%
B	38.3%
CCC	12.9%
CC	0.4%
C	0.3%
Not Rated	1.2%
Non-Fixed Income	0.1%
Money Market Funds	3.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFHR4-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® High Income Fund
Class R6-MHIKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$53	0.51%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class R6 shares of the MFS High Income Fund (fund) provided a total return of 8.37%, at net asset value. This compares with a return of 2.07% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 9.68%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within BB-rated bonds benefited the fund's relative performance.
    From a sector perspective, favorable bond selection within both the energy and basic industry sectors strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's cash position and security selection within CCC-rated bonds also weighed on relative results.
    From a sector perspective, the fund's underweight allocation to the communications sector held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	8.37%	3.60%	4.42%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	2.07%	(0.60)%	1.19%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index +∆	9.68%	4.48%	5.24%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	1,920,223,842	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	357	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	8,174,370
Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.5%
Equities	0.1%
Composition including fixed income credit quality
BBB	0.3%
BB	43.0%
B	38.3%
CCC	12.9%
CC	0.4%
C	0.3%
Not Rated	1.2%
Non-Fixed Income	0.1%
Money Market Funds	3.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFHR6-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Municipal High
Income Fund
Class A-MMHYX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$62	0.60%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class A shares of the MFS Municipal High Income Fund (fund) provided a total return of 7.07%, at net asset value. This compares with a return of 2.08% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Turning to the municipal market, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 2.08% and the high yield index returned 7.62%. Given US economic resilience, tax-exempt yields generally rose, and the curve moved from inversion to its typical upward slope beyond the one-year maturity. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.68% and 5.45%, respectively, well above their five-year averages of 2.60% and 4.86%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municpal Bond Index:
    From a quality perspective, the fund's out-of-benchmark exposure to Not Rated, BB, D, and CC-rated bonds benefited relative performance.
    The fund's yield curve positioning strengthened relative performance as the yield curve steepened throughout the reporting period.
  Top detractors from performance relative to the Bloomberg Municpal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	7.07%	1.00%	3.04%
A with initial sales charge (4.25%)	2.52%	0.13%	2.60%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	2.08%	0.73%	2.12%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	4,744,772,265	Average Effective Maturity (yrs):	20.1
Total Number of Holdings:	1,796	Average Effective Duration (yrs):	7.2
Total Management Fee ($)#:	22,788,447
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	94.5%
Money Market Funds	5.5%
Equities	0.0%
Composition including fixed income credit quality
AAA	2.8%
AA	8.0%
A	11.9%
BBB	19.3%
BB	13.7%
B	2.3%
CCC	0.6%
CC	1.1%
Not Rated	34.8%
Non-Fixed Income	0.0%
Money Market Funds	5.5%
Industries
Healthcare Revenue - Long Term Care	15.0%
Healthcare Revenue - Hospitals	12.6%
Secondary Schools	10.4%
Miscellaneous Revenue - Other	7.1%
Multi-Family Housing Revenue	6.0%
Airport Revenue	5.6%
Sales & Excise Tax Revenue	4.4%
Universities - Colleges	4.2%
Universities - Dormitories	3.9%
Tax - Other	3.1%
Other Industries	27.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMHA-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Municipal High
Income Fund
Class B-MMHBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$139	1.35%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class B shares of the MFS Municipal High Income Fund (fund) provided a total return of 6.29%, at net asset value. This compares with a return of 2.08% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Turning to the municipal market, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 2.08% and the high yield index returned 7.62%. Given US economic resilience, tax-exempt yields generally rose, and the curve moved from inversion to its typical upward slope beyond the one-year maturity. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.68% and 5.45%, respectively, well above their five-year averages of 2.60% and 4.86%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municpal Bond Index:
    From a quality perspective, the fund's out-of-benchmark exposure to Not Rated, BB, D, and CC-rated bonds benefited relative performance.
    The fund's yield curve positioning strengthened relative performance as the yield curve steepened throughout the reporting period.
  Top detractors from performance relative to the Bloomberg Municpal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	6.29%	0.26%	2.28%
B with CDSC (declining over six years from 4% to 0%)×	2.29%	(0.09)%	2.28%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	2.08%	0.73%	2.12%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	4,744,772,265	Average Effective Maturity (yrs):	20.1
Total Number of Holdings:	1,796	Average Effective Duration (yrs):	7.2
Total Management Fee ($)#:	22,788,447
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	94.5%
Money Market Funds	5.5%
Equities	0.0%
Composition including fixed income credit quality
AAA	2.8%
AA	8.0%
A	11.9%
BBB	19.3%
BB	13.7%
B	2.3%
CCC	0.6%
CC	1.1%
Not Rated	34.8%
Non-Fixed Income	0.0%
Money Market Funds	5.5%
Industries
Healthcare Revenue - Long Term Care	15.0%
Healthcare Revenue - Hospitals	12.6%
Secondary Schools	10.4%
Miscellaneous Revenue - Other	7.1%
Multi-Family Housing Revenue	6.0%
Airport Revenue	5.6%
Sales & Excise Tax Revenue	4.4%
Universities - Colleges	4.2%
Universities - Dormitories	3.9%
Tax - Other	3.1%
Other Industries	27.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMHB-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Municipal High
Income Fund
Class C-MMHCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$165	1.60%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class C shares of the MFS Municipal High Income Fund (fund) provided a total return of 6.01%, at net asset value. This compares with a return of 2.08% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Turning to the municipal market, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 2.08% and the high yield index returned 7.62%. Given US economic resilience, tax-exempt yields generally rose, and the curve moved from inversion to its typical upward slope beyond the one-year maturity. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.68% and 5.45%, respectively, well above their five-year averages of 2.60% and 4.86%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municpal Bond Index:
    From a quality perspective, the fund's out-of-benchmark exposure to Not Rated, BB, D, and CC-rated bonds benefited relative performance.
    The fund's yield curve positioning strengthened relative performance as the yield curve steepened throughout the reporting period.
  Top detractors from performance relative to the Bloomberg Municpal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	6.01%	0.00%	2.02%
C with CDSC (1% for 12 months)×	5.01%	0.00%	2.02%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	2.08%	0.73%	2.12%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	4,744,772,265	Average Effective Maturity (yrs):	20.1
Total Number of Holdings:	1,796	Average Effective Duration (yrs):	7.2
Total Management Fee ($)#:	22,788,447
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	94.5%
Money Market Funds	5.5%
Equities	0.0%
Composition including fixed income credit quality
AAA	2.8%
AA	8.0%
A	11.9%
BBB	19.3%
BB	13.7%
B	2.3%
CCC	0.6%
CC	1.1%
Not Rated	34.8%
Non-Fixed Income	0.0%
Money Market Funds	5.5%
Industries
Healthcare Revenue - Long Term Care	15.0%
Healthcare Revenue - Hospitals	12.6%
Secondary Schools	10.4%
Miscellaneous Revenue - Other	7.1%
Multi-Family Housing Revenue	6.0%
Airport Revenue	5.6%
Sales & Excise Tax Revenue	4.4%
Universities - Colleges	4.2%
Universities - Dormitories	3.9%
Tax - Other	3.1%
Other Industries	27.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMHC-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Municipal High
Income Fund
Class I-MMIIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$62	0.60%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class I shares of the MFS Municipal High Income Fund (fund) provided a total return of 7.07%, at net asset value. This compares with a return of 2.08% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Turning to the municipal market, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 2.08% and the high yield index returned 7.62%. Given US economic resilience, tax-exempt yields generally rose, and the curve moved from inversion to its typical upward slope beyond the one-year maturity. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.68% and 5.45%, respectively, well above their five-year averages of 2.60% and 4.86%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municpal Bond Index:
    From a quality perspective, the fund's out-of-benchmark exposure to Not Rated, BB, D, and CC-rated bonds benefited relative performance.
    The fund's yield curve positioning strengthened relative performance as the yield curve steepened throughout the reporting period.
  Top detractors from performance relative to the Bloomberg Municpal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	7.07%	1.00%	3.04%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	2.08%	0.73%	2.12%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	4,744,772,265	Average Effective Maturity (yrs):	20.1
Total Number of Holdings:	1,796	Average Effective Duration (yrs):	7.2
Total Management Fee ($)#:	22,788,447
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	94.5%
Money Market Funds	5.5%
Equities	0.0%
Composition including fixed income credit quality
AAA	2.8%
AA	8.0%
A	11.9%
BBB	19.3%
BB	13.7%
B	2.3%
CCC	0.6%
CC	1.1%
Not Rated	34.8%
Non-Fixed Income	0.0%
Money Market Funds	5.5%
Industries
Healthcare Revenue - Long Term Care	15.0%
Healthcare Revenue - Hospitals	12.6%
Secondary Schools	10.4%
Miscellaneous Revenue - Other	7.1%
Multi-Family Housing Revenue	6.0%
Airport Revenue	5.6%
Sales & Excise Tax Revenue	4.4%
Universities - Colleges	4.2%
Universities - Dormitories	3.9%
Tax - Other	3.1%
Other Industries	27.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMHI-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Municipal High
Income Fund
Class R6-MMHKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$54	0.52%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class R6 shares of the MFS Municipal High Income Fund (fund) provided a total return of 7.02%, at net asset value. This compares with a return of 2.08% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Turning to the municipal market, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 2.08% and the high yield index returned 7.62%. Given US economic resilience, tax-exempt yields generally rose, and the curve moved from inversion to its typical upward slope beyond the one-year maturity. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.68% and 5.45%, respectively, well above their five-year averages of 2.60% and 4.86%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municpal Bond Index:
    From a quality perspective, the fund's out-of-benchmark exposure to Not Rated, BB, D, and CC-rated bonds benefited relative performance.
    The fund's yield curve positioning strengthened relative performance as the yield curve steepened throughout the reporting period.
  Top detractors from performance relative to the Bloomberg Municpal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	7.02%	1.08%	2.81%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	2.08%	0.73%	2.04%
*	For the period from the commencement of the class's investment operations, June 2, 2017 through January 31, 2025.
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 7.16%.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	4,744,772,265	Average Effective Maturity (yrs):	20.1
Total Number of Holdings:	1,796	Average Effective Duration (yrs):	7.2
Total Management Fee ($)#:	22,788,447
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	94.5%
Money Market Funds	5.5%
Equities	0.0%
Composition including fixed income credit quality
AAA	2.8%
AA	8.0%
A	11.9%
BBB	19.3%
BB	13.7%
B	2.3%
CCC	0.6%
CC	1.1%
Not Rated	34.8%
Non-Fixed Income	0.0%
Money Market Funds	5.5%
Industries
Healthcare Revenue - Long Term Care	15.0%
Healthcare Revenue - Hospitals	12.6%
Secondary Schools	10.4%
Miscellaneous Revenue - Other	7.1%
Multi-Family Housing Revenue	6.0%
Airport Revenue	5.6%
Sales & Excise Tax Revenue	4.4%
Universities - Colleges	4.2%
Universities - Dormitories	3.9%
Tax - Other	3.1%
Other Industries	27.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMHR6-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, Clarence Otis, Jr., and Darrell A. Williams, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Otis, and Williams are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP (“E&Y”) to serve in the same capacity to certain other series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to each Fund's investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended January 31, 2025 and 2024, audit fees billed to each Fund by Deloitte and E&Y were as follows:

Fees billed by Deloitte:		Audit Fees
	2025	2024
MFS Global High Yield Fund	88,437	87,437
MFS High Income Fund	89,935	86,869
MFS High Yield Pooled Portfolio	42,065	40,610
Total	220,437	214,916

Fees billed by E&Y:		Audit Fees
	2025	2024
MFS Municipal High Income Fund	69,645	67,055

For the fiscal years ended January 31, 2025 and 2024, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	20245	2025	2024
To MFS Global High Yield	0	0	0	0	0	0
Fund
To MFS High Income Fund	0	0	0	0	0	0

To MFS High Yield Pooled	0	0	0	0	0	0
Portfolio
Total fees billed by Deloitte	0	0	0	0	0	0
To above Funds

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS and MFS Related
Entities of MFS Global	0	0	0	0	234,973	0
High Yield Fund*
To MFS and MFS Related
Entities of MFS High	0	0	0	0	234,973	0
Income Fund *
To MFS and MFS Related
Entities of MFS High	0	0	0	0	234,973	0
Yield Pooled Portfolio*
Fees billed by Deloitte:			Aggregate Fees for Non-audit Services
				2025		2024
To MFS Global High Yield Fund, MFS and MFS Related				252,900		0
Entities#
To MFS High Income Fund, MFS and MFS Related Entities#				252,900		0

To MFS High Yield Pooled Portfolio, MFS and MFS				252,900		0
Related Entities#

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2025	2024	2025	20245	2025	2024
To MFS Municipal High	0	0	0	0	0	0
Income Fund

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2025	2024	2025	2024	2025	2024

To MFS and MFS Related	0	0	0	0	3,600	3,600
Entities of MFS Municipal
High Income Fund*

Fees billed by E&Y:			Aggregate Fees for Non-audit Services
				2025		2024
To MFS Municipal High Income Fund, MFS				413,591	178,350
and MFS Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte or E&Y, as the case may be, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

4 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit

Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre- approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Municipal High Income Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Municipal High Income Fund
Portfolio of Investments − 1/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 94.4%
Alabama – 1.5%
Alabama Southeast Energy, Cooperative District Energy Supply Rev., “B-1”, 5.75%, 4/01/2054 (Put Date 11/01/2031)	$13,500,000	$ 14,861,059
Alabama Stadium Trace Village Improvement District Development Incentive Anticipation, 3.625%, 3/01/2036	1,705,000	1,538,735
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	1,630,000	1,625,405
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	1,685,000	1,678,470
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	6,525,000	6,104,804
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	2,565,000	2,419,792
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	5,175,000	5,462,542
Homewood, AL, Educational Building Authority Rev. (CHF - Horizons II LLC, Student Housing & Parking Project at Samford University), “C”, 5.5%, 10/01/2054	1,270,000	1,320,991
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2028 (a)(d)	1,485,000	816,750
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2043 (a)(d)	1,560,000	858,000
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.25%, 8/01/2053	2,165,000	2,267,939
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.5%, 8/01/2058	1,820,000	1,932,334
Jefferson County, AL, Sewer Rev. Warrants, 5.25%, 10/01/2049	7,985,000	8,432,804
Jefferson County, AL, Sewer Rev. Warrants, 5.5%, 10/01/2053	6,425,000	6,887,268
Lauderdale County, AL, Agriculture Center Authority Special Tax Rev., 4.75%, 7/01/2064	795,000	771,595
Lauderdale County, AL, Agriculture Center Authority Special Tax Rev., 5.25%, 7/01/2064	775,000	804,122
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040 (z)	4,200,000	4,434,637
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev., Taxable (Cherokee Industrial Landfill Project), “B”, 8%, 5/01/2029 (Prerefunded 5/01/2025) (z)	1,119,340	1,160,829
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2031 (a)(d)	1,565,000	907,700
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2033 (a)(d)	1,395,000	809,100
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044 (a)(d)	1,800,000	1,044,000
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2049 (a)(d)	3,500,000	2,030,000
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	4,980,000	5,305,425
		$73,474,301
Alaska – 0.2%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$875,000	$ 877,435
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	1,270,000	1,273,425
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Capital Appreciation, “B-2”, 0%, 6/01/2066	61,290,000	8,288,958
		$10,439,818
Arizona – 3.1%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2039 (n)	$870,000	$ 877,147
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.25%, 7/01/2043 (n)	120,000	121,722
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2049 (n)	1,395,000	1,366,047
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.375%, 7/01/2053 (n)	440,000	443,309
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2054 (n)	2,185,000	2,102,771
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.5%, 7/01/2058 (n)	410,000	415,498
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), “B”, 5.5%, 7/01/2038 (n)	1,065,000	1,081,388
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), “B”, 5.625%, 7/01/2048 (n)	2,050,000	2,066,442
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), “B”, 5.75%, 7/01/2053 (n)	3,190,000	3,213,609
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), Arizona Public School Credit Enhancement Program, “A”, 5%, 7/01/2052	1,140,000	1,129,368
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	450,000	455,454
MMHFS-ANN

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	$740,000	$ 740,069
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	2,340,000	2,312,872
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	770,000	778,606
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	770,000	770,072
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	735,000	726,480
Arizona Industrial Development Authority Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.25%, 7/01/2053	440,000	437,663
Arizona Industrial Development Authority Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.5%, 7/01/2058	440,000	442,010
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2047	375,000	377,200
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2057	475,000	475,761
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2062	665,000	663,303
Arizona Industrial Development Authority Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 5%, 12/15/2040 (n)	1,000,000	1,008,592
Arizona Industrial Development Authority Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 5%, 12/15/2050 (n)	3,200,000	3,149,333
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2030 (n)	835,000	832,959
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2040 (n)	1,425,000	1,330,462
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2050 (n)	1,600,000	1,362,742
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Inspirada and St. Rose Campus Projects), “A”, 5%, 7/15/2028 (n)	1,285,000	1,302,467
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Inspirada and St. Rose Campus Projects), “A”, 5.75%, 7/15/2038 (n)	1,810,000	1,845,336
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Inspirada and St. Rose Campus Projects), “A”, 5.75%, 7/15/2048 (n)	3,100,000	3,140,537
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Northern Nevada Project), “A”, 4.5%, 7/15/2029	250,000	241,041
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 3%, 12/15/2031 (n)	530,000	488,768
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2041 (n)	1,090,000	977,071
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2051 (n)	435,000	355,524
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 3.75%, 12/15/2029 (n)	305,000	298,460
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 5%, 12/15/2039 (n)	340,000	342,052
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 5%, 12/15/2049 (n)	600,000	580,884
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2051	2,450,000	2,205,363
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 4%, 7/01/2028	245,000	238,429
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2033	250,000	250,894
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2038	300,000	296,593
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2048	1,800,000	1,649,891
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	1,405,000	1,141,031
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,005,000	891,930
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2041	1,000,000	995,956
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2056	5,955,000	5,549,280
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation - Harmony Public Schools Project), “A”, 4%, 2/15/2041	430,000	378,338
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation - Harmony Public Schools Project), “A”, 4%, 2/15/2046	345,000	290,176

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation - Harmony Public Schools Project), “A”, 4%, 2/15/2051	$580,000	$ 466,744
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2038	800,000	803,771
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2048	435,000	415,953
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2034	215,000	212,340
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039	380,000	390,652
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	705,000	710,324
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	590,000	579,617
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	895,000	898,522
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “B”, 5%, 7/01/2039 (n)	1,115,000	1,133,258
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “B”, 5%, 7/01/2054 (n)	2,660,000	2,569,065
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	855,000	811,852
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	4,545,000	4,322,802
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	3,980,000	3,638,436
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	2,070,000	2,075,364
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	700,000	701,871
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	3,065,000	3,065,371
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	1,770,000	1,770,009
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	6,355,000	6,358,276
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	815,000	816,913
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	660,000	660,485
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	3,970,000	3,969,771
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	1,235,000	1,234,952
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	1,430,000	1,433,271
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	1,570,000	1,560,935
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046 (n)	3,935,000	3,890,202
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2041 (n)	2,605,000	2,076,211
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2051 (n)	8,630,000	6,178,150
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4.15%, 12/01/2057 (n)	3,245,000	2,261,360
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “B”, 5.75%, 12/15/2057 (n)	8,330,000	6,324,201
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2044	540,000	544,010
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2049	1,325,000	1,324,651
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2059	1,085,000	1,060,619
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2037	500,000	509,196
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2042	555,000	560,187
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2034 (n)	630,000	630,952

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2039 (n)	$655,000	$ 654,992
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	510,000	452,381
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	2,735,000	2,426,004
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2049 (n)	1,235,000	1,191,925
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	3,020,000	2,469,292
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	780,000	637,764
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	685,000	546,961
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	3,420,000	2,730,810
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.75%, 11/15/2042 (n)	1,825,000	1,983,151
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.875%, 11/15/2052 (n)	5,160,000	5,560,984
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 7%, 11/15/2057 (n)	2,320,000	2,506,192
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “B3”, 5.125%, 11/15/2029 (n)	1,250,000	1,254,599
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2032	2,940,000	3,151,690
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2053 (n)	1,440,000	1,486,771
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2054 (n)	1,750,000	1,705,200
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2058 (n)	1,095,000	1,129,528
		$147,989,437
Arkansas – 0.2%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$800,000	$ 790,648
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	1,620,000	1,619,899
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	170,000	164,387
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	645,000	670,010
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	520,000	535,838
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	570,000	586,766
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3%, 7/01/2032	180,000	164,241
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.125%, 7/01/2036	520,000	432,800
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	195,000	168,412
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.5%, 7/01/2046	1,235,000	834,266
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	850,000	597,130
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	6,455,000	2,270,535
		$8,834,932
California – 6.0%
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$25,510,000	$ 26,761,360
California Community Choice Financing Authority, Clean Energy Project Rev., “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	7,525,000	8,148,217
California Community College Financing Authority, Student Housing Rev. (NCCD - Napa Valley Properties LLC - Napa Valley College Project), “A”, 5.75%, 7/01/2060 (n)	5,765,000	5,404,508
California Community Housing Agency, Essential Housing Rev. (Aster), “A-2”, 4%, 2/01/2043 (n)	6,265,000	5,615,933

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	$8,155,000	$ 1,781,335
California Housing Finance Agency Municipal Certificates, “X”, 0.792%, 8/20/2036 (i)(n)	26,189,178	1,228,893
California Housing Finance Agency Municipal Certificates, “X”, 0.357%, 9/20/2036 (i)	146,163,443	3,325,964
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	1,135,000	1,394,056
California Municipal Finance Authority Rev. (California Baptist University), “A”, 5%, 11/01/2046 (n)	5,470,000	5,388,584
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,370,000	1,384,684
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	1,265,000	1,270,550
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	210,000	209,376
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	6,550,000	5,911,606
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2048	2,325,000	1,966,082
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 3.875%, 7/01/2028 (n)	700,000	690,816
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2049 (n)	1,600,000	1,582,135
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	3,370,000	3,494,451
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	2,120,000	2,004,620
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.1%, 10/01/2045 (Put Date 3/03/2025)	1,875,000	1,875,544
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.1%, 12/01/2044 (Put Date 12/01/2025)	1,250,000	1,252,084
California Municipal Special Finance Agency XII, Essential Housing Rev. (Allure Apartments), “A-1”, 3.25%, 2/01/2057 (n)	1,650,000	1,189,369
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	3,380,000	2,927,871
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 7/01/2032 (a)(d)(z)	2,250,000	30,375
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039 (a)(d)(z)	11,405,000	153,967
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039 (a)(d)(z)	12,637,937	126
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A-1”, VRDN, 4.1%, 11/01/2042 (Put Date 4/15/2025) (n)	1,750,000	1,750,656
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	435,000	440,098
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	435,000	433,685
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	1,670,000	1,690,141
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2046 (n)	4,770,000	4,552,816
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2051 (n)	2,350,000	2,190,477
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2056 (n)	3,945,000	3,613,574
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	2,200,000	2,154,438
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-2”, 2.375%, 11/15/2028 (n)	565,000	554,400
California Public Finance Authority, Senior Living Rev., Bond Anticipation Notes (Kendal at Ventura Project), Capital Appreciation, “A”, 10%, 5/15/2028 (n)	7,490,000	9,051,896
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (Prerefunded 8/01/2025) (n)	50,000	50,425
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (n)	625,000	625,399
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No. 5), “A”, 4%, 8/01/2061 (n)	1,145,000	926,914
California School Finance Authority, Charter School Rev. (Downtown College Prep - Obligated Group), 5%, 6/01/2046 (z)	1,325,000	795,000
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project), “A”, 5%, 7/01/2042 (n)	1,610,000	1,637,953
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project), “A”, 5.25%, 7/01/2052 (n)	2,000,000	2,032,131
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project), “A”, 5.375%, 7/01/2056 (n)	995,000	1,014,289
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project), “A”, 5.5%, 7/01/2062 (n)	1,775,000	1,813,882
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	1,150,000	1,152,203
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048 (n)	750,000	758,321
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.625%, 10/01/2034	575,000	575,112
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	545,000	545,095

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	$1,320,000	$ 1,320,240
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 4%, 7/01/2050 (n)	3,360,000	2,978,284
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032 (n)	1,370,000	1,394,545
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033 (n)	1,500,000	1,503,035
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	2,045,000	2,050,175
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.375%, 11/01/2043 (n)	1,335,000	1,336,872
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.25%, 8/15/2052	2,635,000	2,786,776
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	2,515,000	2,674,576
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	680,000	680,778
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,315,000	1,316,160
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041 (n)	3,000,000	3,025,508
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058	8,600,000	8,796,255
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029 (n)	880,000	897,211
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	725,000	738,125
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	2,550,000	2,565,407
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (n)	1,280,000	1,285,082
California Statewide Communities Development Authority, Essential Housing Rev. (Orange Portfolio), “B”, 4%, 3/01/2057 (n)	2,630,000	1,904,960
California Statewide Communities Development Authority, Multi-Family Housing Rev. (Apple Tree Village Apartments), “R”, 3.95%, 4/01/2060 (Put Date 10/01/2037)	8,800,000	7,356,124
Central Valley Energy Authority Rev., 5%, 12/01/2055 (Put Date 8/01/2035)	7,495,000	8,161,877
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	20,420,000	18,780,854
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	4,240,000	3,565,991
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2046	1,735,000	1,392,973
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2050	1,080,000	834,848
Morongo Band of Mission Indians California Rev., “A”, 5%, 10/01/2042 (n)	4,180,000	4,242,524
Morongo Band of Mission Indians California Rev., “B”, 5%, 10/01/2042 (n)	3,605,000	3,658,924
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	205,000	190,688
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	100,000	93,018
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	180,000	167,433
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	285,000	249,129
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	170,000	148,604
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	235,000	199,143
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	170,000	143,283
Palomar Health, CA, Refunding Rev., 5%, 11/01/2042	10,000,000	8,706,623
Pomona, CA, Unified School District, General Obligation, “F”, BAM, 3%, 8/01/2048	940,000	750,450
Sacramento County, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-1”, 0%, 6/01/2060	18,750,000	3,186,604
San Francisco, CA, City & County Airports Commission Refunding Rev., “C”, 5.75%, 5/01/2048	5,135,000	5,651,137
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5.5%, 5/01/2055 (u)	19,090,000	20,638,571
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2042	7,115,000	7,825,758
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2043	5,285,000	5,789,270
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	225,000	225,105
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	2,070,000	1,629,423
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	8,810,000	8,296,959
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	9,125,000	8,280,343
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	12,970,000	6,018,217
		$286,789,273

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Colorado – 1.7%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	$90,000	$ 92,777
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	895,000	895,383
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2033	385,000	385,143
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2042	1,120,000	1,117,977
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	490,000	490,548
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	350,000	350,330
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	345,000	345,830
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5%, 11/01/2044	1,770,000	1,748,866
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5.125%, 11/01/2049	1,530,000	1,514,663
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	4,310,000	3,810,996
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	295,000	301,827
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	350,000	351,985
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	365,000	365,921
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2035	2,000,000	2,008,301
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2045	2,675,000	2,655,907
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2050	515,000	450,779
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2055	925,000	790,496
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2036	175,000	169,432
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2041	175,000	160,874
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2051	350,000	297,934
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2061	610,000	498,316
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (James Irwin Educational Foundation Project), 5%, 9/01/2052	750,000	741,889
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (James Irwin Educational Foundation Project), 5%, 9/01/2057	1,750,000	1,726,399
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (James Irwin Educational Foundation Project), 5%, 9/01/2062	2,200,000	2,150,710
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2031 (n)	450,000	429,101
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2041 (n)	600,000	512,819
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2051 (n)	715,000	555,732
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2061 (n)	2,030,000	1,495,368
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	2,975,000	1,922,376
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2042	2,635,000	2,371,121
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.5%, 11/01/2047	3,210,000	3,468,340
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2052	4,870,000	5,138,550
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	3,880,000	3,497,006
Colorado Health Facilities Authority Rev. (Frasier Project), “A”, 4%, 5/15/2041	1,375,000	1,274,239
Colorado Health Facilities Authority Rev. (Frasier Project), “A”, 4%, 5/15/2048	2,600,000	2,252,257
Colorado Housing & Finance Authority, Single Family Mortgage, Class I, “C”, 4.75%, 5/01/2049 (u)	3,785,000	3,841,862
Colorado Housing & Finance Authority, Tax-Exempt Mortgage Backed Securities (Fitzsimons Gateway Apartments Project), “A”, FNMA, 4.48%, 3/01/2044	1,352,566	1,339,064
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	3,360,000	3,158,193
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	3,150,000	2,880,974
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	675,000	683,453
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,800,000	1,813,879
Denver, CO, Health & Hospital Authority Rev. (550 Acoma, Inc.), COP, 5%, 12/01/2048	2,670,000	2,651,532

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Colorado – continued
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/2039	$3,660,000	$ 3,660,222
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	795,000	795,230
Douglas County, CO, Mirabelle Metropolitan District No. 2, “A”, AGM, 4.375%, 12/01/2044	1,000,000	990,388
Douglas County, CO, Mirabelle Metropolitan District No. 2, “A”, AGM, 4.5%, 12/01/2049	1,686,000	1,667,674
Loretto Heights, CO, Community Authority Special Rev., 4.875%, 12/01/2051 (n)(r)	14,945,000	12,084,059
		$81,906,722
Connecticut – 1.2%
Ansonia, CT, Certificates of Participation (Ansonia Fuel Cell Project), 4.75%, 12/01/2045	$2,790,000	$ 2,774,016
Ansonia, CT, Certificates of Participation (Ansonia Fuel Cell Project), 4.75%, 12/01/2045	2,790,000	2,774,016
Connecticut Health & Educational Facilities Authority Rev. (Connecticut Children's Medical), “E”, 5.25%, 7/15/2048	1,790,000	1,918,023
Connecticut Health & Educational Facilities Authority Rev. (Connecticut Children's Medical), “E”, 4.25%, 7/15/2053	2,055,000	1,946,355
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2039 (n)	900,000	893,237
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2050 (n)	2,250,000	2,066,930
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	8,535,000	8,367,582
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2030 (n)	400,000	398,606
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2045 (n)	1,500,000	1,366,558
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2055 (n)	2,800,000	2,417,656
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.5%, 10/01/2042 (n)	2,120,000	2,180,895
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.75%, 10/01/2052 (n)	5,740,000	5,897,025
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	17,900,000	18,051,813
Norwalk, CT, Housing Authority Multi-Family Bonds (Monterey Village Apartments), FNMA, 4.4%, 9/01/2042	1,820,000	1,809,213
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2031 (n)	155,000	155,994
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2036 (n)	255,000	250,704
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2041 (n)	300,000	279,982
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 5.625%, 4/01/2044 (n)	395,000	414,265
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2051 (n)	860,000	737,355
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 6%, 4/01/2052 (n)	690,000	740,287
		$55,440,512
Delaware – 0.3%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	$620,000	$ 621,955
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	920,000	926,154
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2046	1,635,000	1,617,969
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2043	4,230,000	4,266,584
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2048	2,115,000	2,125,417
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2040	750,000	757,275
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2048	1,025,000	1,022,569
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2053	895,000	876,739
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2058	1,165,000	1,130,535
		$13,345,197
District of Columbia – 0.9%
District of Columbia Housing Finance Agency (Belmont Crossing Phase II), 5%, 3/01/2029 (Put Date 2/01/2028)	$2,255,000	$ 2,358,455
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039 (n)	2,090,000	2,093,943
District of Columbia Rev. (Rocketship D.C.), “A”, 5.625%, 6/01/2044 (n)	750,000	773,871
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	1,330,000	1,273,954
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2051 (n)	1,000,000	949,447

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
District of Columbia – continued
District of Columbia Rev. (Rocketship D.C.), “A”, 5.75%, 6/01/2054 (n)	$500,000	$ 511,651
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	1,680,000	1,574,065
District of Columbia Rev. (Rocketship D.C.), “A”, 6%, 6/01/2058 (n)	305,000	318,656
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2061 (n)	1,100,000	1,036,852
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	1,525,000	1,525,042
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	5,605,000	5,604,848
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	9,810,000	9,457,949
District of Columbia, Housing Finance Agency, Multi-Family Sustainable Mortgage Rev. (Edmonson), FNMA, 4.8%, 6/01/2045	1,267,590	1,290,556
District of Columbia, Tobacco Settlement, 6.75%, 5/15/2040	745,000	770,737
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	2,670,000	2,452,638
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5.25%, 7/15/2059 (u)	9,890,000	10,653,222
		$42,645,886
Florida – 8.5%
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock, Inc. at the University of Florida), 4%, 10/01/2040	$645,000	$ 589,543
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock, Inc. at the University of Florida), 4%, 10/01/2046	860,000	736,168
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 4.625%, 5/01/2028	490,000	494,032
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 5%, 5/01/2036	860,000	873,636
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	220,000	220,126
Arborwood Community Development District, FL, Capital Improvement Rev., “A-2”, 6.9%, 5/01/2036	10,000	10,004
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	690,000	690,312
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	320,000	320,082
Capital Project Finance Authority Student Housing Rev. (PRG-Unionwest Properties LLC Project), “A-1”, 5%, 6/01/2054	1,625,000	1,591,330
Capital Trust Authority Educational Facilities Lease Rev. (Plato Academy Schools Project), 5.125%, 12/15/2054	7,585,000	7,342,351
Charlotte and Lee Counties, FL, Babcock Ranch Community Independent Special District, Special Assessment Rev., 5.25%, 5/01/2055	1,305,000	1,291,477
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 5.5%, 5/15/2025 (a)(d)(z)	225,921	23
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035 (a)(d)(z)	225,921	23
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)(d)(z)	786,707	79
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)(z)	7,896,896	790
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)(d)(z)	606,221	61
Creekside Community Development District, FL, Special Assessment, 5.2%, 5/01/2038 (a)(d)	1,269,646	634,823
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	825,000	833,048
Florida Capital Projects Finance Authority Student Housing Rev. (PRG-UnionWest Properties LLC Project), “A-1”, 5%, 6/01/2058	1,230,000	1,189,829
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	400,000	403,309
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	2,605,000	2,634,786
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 4.5%, 6/15/2028 (n)	665,000	659,409
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2038 (n)	1,005,000	1,006,915
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2048 (n)	1,700,000	1,639,640
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 3.25%, 6/01/2031 (n)	470,000	426,285
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 5%, 6/01/2041 (n)	325,000	311,668
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 5%, 6/01/2056 (n)	900,000	810,820

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “C”, 5%, 6/01/2041 (n)	$230,000	$ 220,565
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “C”, 5%, 6/01/2056 (n)	520,000	468,474
Florida Capital Trust Agency, Educational Facilities Rev. (KIPP Miami North Project), “A”, 6.125%, 6/15/2060	470,000	489,001
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 4%, 8/01/2030	90,000	89,500
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2040	165,000	166,673
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2055	515,000	498,191
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2039 (n)	3,090,000	2,988,313
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2049 (n)	11,995,000	11,194,448
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 4%, 10/15/2029 (n)	370,000	367,144
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2037 (n)	510,000	513,925
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2039 (n)	1,130,000	1,134,441
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2047 (n)	1,180,000	1,164,150
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2049 (n)	1,860,000	1,823,660
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2052 (n)	1,295,000	1,258,959
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2054 (n)	1,345,000	1,304,427
Florida Capital Trust Authority Educational Facilities Lease Rev. (Seaside Community Charter School Project), “A”, 5%, 6/15/2044	1,320,000	1,301,243
Florida Capital Trust Authority Educational Facilities Lease Rev. (Seaside Community Charter School Project), “A”, 5.125%, 6/15/2059	1,490,000	1,427,321
Florida Capital Trust Authority Educational Facilities Leave Rev. (Plato Academy Schools Project), 5.125%, 12/15/2059	5,540,000	5,309,878
Florida Capital Trust Authority, Educational Facilities Rev. (KIPP Miami North Project), “A”, 5.625%, 6/15/2044	410,000	423,816
Florida Capital Trust Authority, Educational Facilities Rev. (KIPP Miami North Project), “A”, 6%, 6/15/2054	655,000	680,592
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 3%, 7/01/2031 (n)	165,000	156,357
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	1,005,000	855,888
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.25%, 6/15/2036 (n)	1,155,000	1,173,292
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.375%, 6/15/2046 (n)	1,980,000	2,000,530
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2034 (n)	525,000	539,945
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2039 (n)	610,000	618,404
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2049 (n)	4,340,000	4,227,141
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2052	1,135,000	1,127,732
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2056	1,660,000	1,640,485
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “A”, 6.125%, 6/15/2044	9,870,000	9,875,137
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 4%, 9/15/2030 (n)	240,000	230,735
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 5%, 9/15/2040 (n)	550,000	530,891
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 5%, 9/15/2050 (n)	1,080,000	986,861
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2035	175,000	170,570
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2045	320,000	281,389
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	445,000	364,728
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2042	220,000	224,014
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2051	200,000	199,516
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 2/01/2057	235,000	231,862
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	1,510,000	1,530,416
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	4,365,000	4,386,977
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2031 (n)	560,000	576,503
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2035 (n)	330,000	336,625
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	11,890,000	11,311,445
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2036 (n)	2,905,000	2,691,952
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 5.125%, 6/01/2040 (n)	3,655,000	3,673,164
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2041 (n)	2,730,000	2,392,591
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2046 (n)	3,855,000	3,199,212

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 5.25%, 6/01/2050 (n)	$7,500,000	$ 7,389,898
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2055 (n)	840,000	649,339
Florida Development Finance Corp. Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5%, 6/01/2044 (n)	1,420,000	1,420,216
Florida Development Finance Corp. Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5.25%, 6/01/2054 (n)	835,000	835,729
Florida Development Finance Corp. Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5.25%, 6/01/2059	1,290,000	1,282,337
Florida Development Finance Corp., Solid Waste Disposal Rev. (GFL Solid Waste Southeast LLC Project), “A”, 4.375%, 10/01/2054 (Put Date 10/01/2031)	5,830,000	5,872,672
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	1,070,000	1,093,442
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	1,490,000	1,394,157
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	2,030,000	1,872,092
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	2,420,000	2,195,533
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	3,480,000	3,001,858
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	2,220,000	2,101,777
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	3,475,000	3,201,614
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	3,995,000	3,563,749
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, FHLMC, 4%, 7/01/2049	1,190,000	1,193,043
Florida Housing Finance Corp., Homeowner Mortgage Rev., “5”, GNMA, 6.25%, 1/01/2055	1,470,000	1,619,918
Hillsborough County, FL, Aviation Authority, Tampa International Airport Rev., “B”, 5.5%, 10/01/2054 (u)	4,515,000	4,878,174
Hillsborough County, FL, Industrial Development Authority, Baycare Health System Rev., “C”, 5.5%, 11/15/2054 (u)	9,020,000	9,902,842
Hillsborough County, FL, Industrial Development Authority, Hospital Rev. (Tampa General Hospital Project), “A”, 4%, 8/01/2055	2,315,000	2,094,670
Hillsborough County, FL, Solid Wast and Resource Recovery Rev., “A”, 5.25%, 9/01/2050 (u)	2,350,000	2,489,097
Hillsborough County, FL, Solid Wast and Resource Recovery Rev., “A”, 5.25%, 9/01/2054 (u)	5,710,000	6,019,768
Jacksonville, FL, Cypress Bluff Community Development District, 4.9%, 5/01/2039	3,595,000	3,623,932
Jacksonville, FL, Cypress Bluff Community Development District, 5.1%, 5/01/2048	2,585,000	2,596,495
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	2,345,000	2,034,743
Jea Water and Sewer System Rev., 5.25%, 10/01/2055	15,295,000	16,598,685
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	195,000	195,104
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	1,295,000	1,296,485
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	2,305,000	2,287,133
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	2,820,000	2,858,059
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.125%, 5/01/2043	1,160,000	1,228,217
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.3%, 5/01/2054	1,615,000	1,699,561
Lee County, FL, Airport Rev., 5.25%, 10/01/2054 (u)	2,055,000	2,150,766
Lee County, FL, Airport Rev., 5.25%, 10/01/2054 (u)	3,450,000	3,610,776
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Obligated Group Project), “C”, 5%, 11/15/2044	2,370,000	2,457,847
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Obligated Group Project), “C”, 5%, 11/15/2054	6,520,000	6,612,248
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Obligated Group), “B-1”, 4.75%, 11/15/2029	765,000	767,402
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Obligated Group), “B-2”, 4.375%, 11/15/2029	595,000	596,933
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	830,000	830,793
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.5%, 5/01/2036	3,545,000	3,470,123
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.625%, 5/01/2047	2,720,000	2,494,758
Marshall Creek, FL, Community Development District Rev. (St. John's County), “A”, 5%, 5/01/2032	1,160,000	1,161,613
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2046	2,000,000	1,822,108
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2051	4,030,000	3,609,089
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2037	1,215,000	1,227,295
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2048	4,185,000	4,121,854
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	2,895,000	2,833,773
Miami-Dade County, FL, Rickenbacker Causeway Rev., 5%, 10/01/2043	2,000,000	2,001,252
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5.25%, 10/01/2052	1,610,000	1,650,406

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	$1,195,000	$ 1,195,408
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	740,000	740,072
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	1,055,000	1,055,102
NatureWalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/2016 (a)(d)	1,575,000	598,500
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Health Obligated Group), “A”, 5.25%, 10/01/2056	5,565,000	5,930,275
Orange County, FL, Health Facilities Authority Hospital Rev. (Presbyterian Retirement Communities Obligated Group Project), 5%, 8/01/2054	2,935,000	2,976,177
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2047	3,850,000	3,450,601
Orlando, FL, Greater Orlando Aviation Authority, Airport Facilities Rev., 5.25%, 10/01/2049	2,175,000	2,297,474
Orlando, FL, Greater Orlando Aviation Authority, Priority Subordinated Airport Facilities Rev., 5.25%, 10/01/2048 (u)	11,270,000	11,917,800
Orlando, FL, Greater Orlando Aviation Authority, Priority Subordinated Airport Facilities Rev., 5.25%, 10/01/2051 (u)	6,525,000	6,887,464
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	700,000	448,436
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	840,000	512,906
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	320,000	185,316
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	980,000	537,568
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	1,180,000	612,209
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	1,265,000	619,494
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	1,405,000	648,962
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	1,125,000	490,263
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2043	1,545,000	635,254
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2044	1,685,000	650,519
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2045	1,965,000	717,064
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2047	940,000	947,349
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2052	1,220,000	1,220,296
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042	985,000	1,017,567
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), “A”, 5%, 6/01/2055	2,770,000	2,658,801
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2036	1,740,000	1,647,299
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2041	1,450,000	1,305,020
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	4,960,000	4,150,714
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “A”, 4.25%, 6/01/2031 (n)	1,500,000	1,466,515
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “A”, 5%, 6/01/2057 (n)	18,845,000	17,273,120
Palm Beach County, FL, Provident Group Rev., Taxable (Lynn University Housing Project), “B”, 5%, 6/01/2027 (n)	915,000	886,025
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.1%, 5/01/2026	200,000	199,998
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	1,370,000	1,371,363
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	2,515,000	2,418,369
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.5%, 5/01/2032	1,430,000	1,368,584
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.625%, 5/01/2035	865,000	825,218
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.75%, 5/01/2046	1,000,000	847,279
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	980,000	1,002,241

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	$1,255,000	$ 1,269,638
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.25%, 11/01/2035	385,000	385,690
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	1,990,000	2,072,404
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	370,000	370,275
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2050	5,175,000	4,415,193
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2051	3,925,000	3,327,624
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2056	5,860,000	4,824,997
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	1,020,000	1,004,471
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	1,875,000	1,814,057
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2036 (n)	315,000	298,921
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2041 (n)	425,000	379,173
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2051 (n)	505,000	418,541
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2056 (n)	1,310,000	1,059,415
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 3.85%, 5/01/2029 (n)	700,000	697,996
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 4.25%, 5/01/2037 (n)	1,000,000	986,457
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2027	110,000	107,513
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2028	105,000	101,913
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2029	120,000	115,767
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2030	105,000	100,744
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2031	110,000	104,780
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2036	525,000	479,804
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2041	390,000	334,846
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2046	390,000	315,407
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	380,000	295,439
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	498,907	229,497
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	155,000	155,193
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	145,000	145,160
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	315,000	315,308
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	935,000	935,474
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	5,935,000	5,822,062
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	2,695,000	2,598,428
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	7,125,000	6,747,423
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	965,000	966,081
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	1,570,000	1,067,213
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	865,000	561,557
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	1,340,000	829,936
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	630,000	371,022
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	865,000	483,592

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	$865,000	$ 457,332
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	1,180,000	590,767
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	525,000	247,009
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	525,000	233,666
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	1,800,000	1,684,361
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	2,255,000	2,259,890
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	3,960,000	3,964,509
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “A”, 5.5%, 1/01/2055	435,000	440,748
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “A”, 5.625%, 1/01/2060	535,000	544,281
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “B-1”, 4.625%, 1/01/2030	330,000	330,188
Wildwood, FL, Middleton Community Development District A Sepcial Assessment Rev., 4.75%, 5/01/2055	200,000	192,823
Wildwood, FL, Middleton Community Development District A Special Assessment Rev., 4.55%, 5/01/2044	160,000	155,372
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.85%, 5/01/2038	575,000	591,786
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.2%, 5/01/2039	775,000	760,842
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5%, 5/01/2043	900,000	920,497
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5.25%, 5/01/2054	1,685,000	1,724,422
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.8%, 5/01/2055	740,000	724,063
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.375%, 5/01/2035	290,000	290,625
Wiregrass Community Development District, FL, Capital Improvement Rev., 4.875%, 5/01/2036	900,000	902,965
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	1,000,000	1,001,359
Wiregrass Community Development District, FL, Capital Improvement Rev., 5%, 5/01/2047	1,615,000	1,601,940
		$402,820,105
Georgia – 0.9%
Atlanta, GA, Development Authority Senior Rev. (Westside Gulch Area Project), “A-2”, 5.5%, 4/01/2039 (n)	$5,250,000	$ 5,378,927
Atlanta, GA, Development Authority, Convertible Capital Appreciation Economic Development (Gulch Enterprise Zone Project), “A-1”, 0% to 6/15/2028, 6.5% to 12/15/2048	4,713,000	4,047,751
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	2,175,000	2,049,197
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	1,995,000	2,010,358
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	6,200,000	5,931,145
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030	570,000	571,207
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030 (Prerefunded 7/15/2025)	10,000	10,096
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2033	975,000	976,425
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2038	1,060,000	1,045,412
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2063	820,000	776,582
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), 5%, 7/01/2042	5,030,000	5,032,078
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	2,245,000	2,377,371
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	235,000	223,776
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	300,000	283,209
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	250,000	233,525
Main Street Natural Gas, Inc., Gas supply Rev., “A”, 5%, 6/01/2055 (Put Date 6/01/2032) (w)	9,010,000	9,625,383
		$40,572,442

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Guam – 0.2%
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	$1,710,000	$ 1,617,479
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 3.625%, 2/01/2025	390,000	390,000
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 4.25%, 2/01/2030	1,750,000	1,724,813
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 5%, 2/01/2040	2,375,000	2,367,322
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2027	250,000	258,595
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2028	250,000	260,661
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2029	325,000	341,037
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2030	125,000	131,863
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2040	1,000,000	1,013,789
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.839%, 10/01/2036	930,000	788,575
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	1,070,000	881,717
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,620,000	1,630,400
		$11,406,251
Hawaii – 0.1%
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030 (n)	$1,315,000	$ 1,294,785
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035 (n)	1,125,000	1,067,745
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045 (n)	1,140,000	1,005,644
		$3,368,174
Idaho – 0.2%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$1,285,000	$ 1,283,370
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5.25%, 3/01/2053 (w)	4,000,000	4,244,734
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 4.625%, 7/01/2029 (n)	275,000	274,703
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2039 (n)	1,100,000	1,132,655
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2049 (n)	515,000	525,122
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2054 (n)	565,000	574,522
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 4.75%, 5/01/2054	605,000	581,071
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 5%, 5/01/2063	705,000	686,784
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (White Pine Charter School Project), “A”, 5.75%, 5/01/2058	465,000	485,116
		$9,788,077
Illinois – 7.1%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$12,665,000	$ 11,379,404
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6%, 9/01/2035 (n)	2,170,000	2,174,532
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6.25%, 9/01/2045 (n)	3,565,000	3,567,099
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	4,250,000	3,495,119
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	1,835,000	1,447,379
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	5,515,000	4,730,506
Chicago, IL, Board of Education Unlimited Tax General Ogligation Refunding Dedicated Rev., “B”, 7%, 12/01/2042 (n)	1,750,000	1,857,959
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2036	1,110,000	1,122,173
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2037	1,115,000	1,126,162
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	2,015,000	2,021,613
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	2,700,000	2,772,295
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	2,900,000	2,893,181
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	19,865,000	20,414,198
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	6,135,000	6,580,314

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.5%, 12/01/2038	$1,905,000	$ 2,016,482
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	10,385,000	8,773,247
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.875%, 12/01/2047	5,200,000	5,562,322
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	14,200,000	14,088,181
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046 (n)	7,105,000	7,503,272
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2036	1,215,000	1,144,375
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2039	1,920,000	1,755,213
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2040	1,255,000	1,142,282
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	2,910,000	2,628,036
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	10,610,000	10,346,612
Chicago, IL, Board of Education, Unlimited Tax General Obligation, “A”, 6%, 12/01/2049	10,700,000	11,519,371
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2039	4,935,000	5,229,737
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2041	1,740,000	1,807,593
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2043	435,000	449,714
Chicago, IL, General Obligation, “A”, 5%, 1/01/2033	23,735,000	24,754,838
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2038	7,390,000	7,750,200
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	4,170,000	4,233,808
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	800,000	810,352
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	500,000	527,594
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “A”, 4%, 6/15/2052	985,000	857,905
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B”, BAM, 0%, 12/15/2054	11,735,000	2,802,094
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2046	15,000,000	5,626,533
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2047	29,475,000	10,475,439
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	5,495,000	1,182,389
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	2,065,000	2,106,052
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.5%, 1/01/2048	5,490,000	5,413,600
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	4,695,000	4,741,481
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.625%, 1/01/2053	6,585,000	6,461,244
Chicago, IL, O'Hare International General Airport Senior Lien Rev., “A”, 5.5%, 1/01/2059	3,385,000	3,607,736
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	528,000	528,181
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2034	405,000	410,271
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2038	500,000	493,703
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2042	310,000	297,775
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2047	565,000	529,497
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2052	490,000	448,418
Illinois Finance Authority Rev. (McKinley Foundation), “A”, 5.125%, 11/01/2055 (n)	3,570,000	3,237,954
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2040	3,020,000	3,051,233
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2041	400,000	385,465
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2042	1,745,000	1,886,493
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2047	2,530,000	2,708,286
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2051	1,000,000	905,645
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.625%, 5/15/2052	2,060,000	2,205,028
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2056	1,330,000	1,179,545
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.75%, 5/15/2058	2,735,000	2,927,368
Illinois Finance Authority Rev. (Presence Health Network), 4%, 2/15/2041 (Prerefunded 2/15/2027)	20,000	20,359
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	640,000	644,545
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	1,310,000	1,311,989
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	1,005,000	1,007,621
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	970,000	969,064
Illinois Finance Authority Rev., Taxable (McKinley Foundation), “B”, 7%, 11/01/2037 (n)	925,000	897,289

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	$580,000	$ 590,519
Illinois Finance Authority, Educational Facility Rev. (Rogers Park Montessori School Project), 6%, 2/01/2034	600,000	600,213
Illinois Finance Authority, Educational Facility Rev. (Rogers Park Montessori School Project), 6.125%, 2/01/2045	1,300,000	1,300,291
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	610,000	501,554
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	465,000	401,506
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2028	210,000	214,587
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	1,415,000	1,429,054
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	1,945,000	1,945,621
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	415,000	414,560
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035 (z)	8,970,969	7,756,088
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035 (z)	3,658,551	3,163,097
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035 (z)	3,650,767	3,156,367
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/01/2051 (z)	3,331,319	2,880,180
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035 (z)	2,293,793	1,983,159
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	1,864,000	1,865,531
Lincolnwood, IL, Tax Increment Allocation Rev. (District 1860 Development Project), “A”, 5.75%, 12/01/2043	1,200,000	1,213,082
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,450,000	1,347,752
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,500,000	1,436,226
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2049	900,000	930,592
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2054	390,000	401,764
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2039	240,000	258,562
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2040	210,000	224,776
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2041	220,000	234,137
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2042	230,000	243,750
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2043	250,000	263,973
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2044	255,000	267,706
State of Illinois, General Obligation, 5.5%, 5/01/2039	8,810,000	9,554,079
State of Illinois, General Obligation, 4.5%, 11/01/2039	2,420,000	2,423,772
State of Illinois, General Obligation, 5%, 11/01/2040	10,180,000	10,345,118
State of Illinois, General Obligation, 5.75%, 5/01/2045	9,310,000	10,065,285
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	3,465,000	3,739,231
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2050	1,205,000	1,128,063
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2043	8,455,000	8,484,100
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2048	8,460,000	8,343,795
		$336,053,455
Indiana – 0.4%
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.21%, 11/15/2028	$785,000	$ 722,010
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.26%, 11/15/2029	930,000	835,585
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.3%, 11/15/2030	720,000	629,855
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.39%, 11/15/2031	570,000	487,927
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	460,000	460,148
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,155,000	1,151,764
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 4%, 7/01/2030	425,000	416,455
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 5%, 7/01/2040	340,000	341,253
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 5%, 7/01/2055	915,000	884,440
Indiana Finance Authority, Educational Facilities Rev. (Marian University Project), 4%, 9/15/2044	470,000	398,257

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Indiana – continued
Indiana Finance Authority, Educational Facilities Rev. (Marian University Project), 4%, 9/15/2049	$600,000	$ 490,067
Indiana Finance Authority, Hospital Rev. (Methodist Hospitals, Inc.), “A”, 5.5%, 9/15/2044	795,000	828,288
Indiana Finance Authority, Hospital Rev. (Reid Health), AGM, 4.25%, 1/01/2047	2,460,000	2,361,982
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5%, 6/01/2053	960,000	968,052
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.125%, 6/01/2058	790,000	800,923
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.375%, 6/01/2064	2,360,000	2,416,341
Indianapolis, IN, Local Public Improvement Bond Bank Senior Rev. (Convention Center Hotel), “E”, 6%, 3/01/2053	1,065,000	1,135,289
Indianapolis, IN, Local Public Improvement Bond Bank Subordinate Rev. (Convention Center Hotel), “E”, 6.125%, 3/01/2057	1,190,000	1,269,826
Terre Haute, IN, Rev. (Westminster Village), 6%, 8/01/2039	4,600,000	3,823,153
		$20,421,615
Iowa – 0.8%
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	$1,095,000	$ 1,104,858
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	865,000	868,729
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	1,590,000	1,535,878
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	295,000	295,844
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4.75%, 10/01/2042	775,000	787,066
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5%, 10/01/2047	820,000	835,135
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4%, 10/01/2050	395,000	348,294
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5.375%, 10/01/2052	910,000	938,200
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	185,000	174,671
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	7,710,000	6,157,463
Iowa Student Loan Liquidity Corp. Rev., “C”, 5%, 12/01/2054	995,000	937,202
Iowa Tobacco Settlement Authority Asset-Backed, Senior Capital Appreciation, “B-2”, 0%, 6/01/2065	157,900,000	25,823,582
		$39,806,922
Kansas – 1.0%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$3,600,000	$ 3,614,062
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	1,500,000	1,505,859
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,405,000	1,356,084
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	615,000	529,075
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	1,085,000	1,101,645
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	985,000	998,334
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	1,280,000	1,286,533
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2043	4,000,000	3,963,754
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2036	1,000,000	940,819
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2046	1,150,000	969,926
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2052	4,390,000	3,513,740
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	1,360,000	1,393,966
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	1,430,000	1,461,744
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	1,500,000	1,530,484
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	1,660,000	1,685,791
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,835,000	1,858,682
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	2,615,000	2,622,461
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	5,640,000	5,614,309
Overland Park, KS, Sales Tax Special Rev. (Bluhawk STAR Bond Project), “A”, 6%, 11/15/2034 (n)	2,320,000	2,388,082
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.25%, 12/01/2042	1,320,000	1,369,757
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.5%, 12/01/2052	2,420,000	2,493,533
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	605,000	606,420
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	1,095,000	1,082,613
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	605,000	553,606
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	1,860,000	1,678,052
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “III”, 5%, 5/15/2034	1,750,000	1,753,932

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Kansas – continued
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	$1,050,000	$ 1,028,534
		$48,901,797
Kentucky – 1.0%
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 4.45%, 1/01/2042 (n)	$4,005,000	$ 3,958,963
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6%, 11/15/2036	2,385,000	1,985,093
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	5,105,000	3,847,547
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	5,415,000	3,996,902
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	2,915,000	2,443,297
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	940,000	778,987
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,995,000	2,013,654
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	1,555,000	1,578,028
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	2,490,000	2,501,332
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	2,590,000	2,373,985
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	6,945,000	5,706,716
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	1,755,000	1,389,025
Kentucky Economic Development Finance Authority Solid Waste Refunding Rev. (Republic Services, Inc.), “A”, 4.2%, 4/01/2031 (Put Date 3/03/2025)	980,000	980,000
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	8,965,000	9,266,094
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2051	245,000	228,717
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2034	1,440,000	1,381,392
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2035	2,290,000	2,179,009
		$46,608,741
Louisiana – 2.4%
Louisiana Juban Crossing Economic Development District Refunding Rev. (General Infrastructure Projects), “C”, 5%, 9/15/2049	$1,805,000	$ 1,839,201
Louisiana Juban Crossing Economic Development District Refunding Rev. (General Infrastructure Projects), “C”, 5%, 9/15/2054	1,235,000	1,251,569
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	10,375,000	9,068,406
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Christwood Project), 5%, 11/15/2037	1,900,000	1,950,400
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Christwood Project), 5%, 11/15/2044	450,000	446,282
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Christwood Project), 5.25%, 11/15/2053	500,000	498,779
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Christwood Project), 5.25%, 11/15/2059	625,000	614,545
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Jefferson Parish GOMESA Project), 4%, 11/01/2044 (n)	4,230,000	3,900,499
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Lafourche Parish GOMESA Project), 3.95%, 11/01/2043 (n)	3,197,351	2,955,270
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Bernard Parish GOMESA Project), 4%, 11/01/2045 (n)	3,755,000	3,453,971

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Louisiana – continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Parish GOMESA Project), 3.9%, 11/01/2044 (n)	$3,600,000	$ 3,273,219
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Mary's Parish GOMESA Project), 4.4%, 11/01/2044 (n)	2,885,000	2,864,336
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Tammany Parish GOMESA Project), 3.875%, 11/01/2045 (n)	4,950,000	4,471,058
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Tangipahoa Parish GOMESA Project), 5.375%, 11/01/2038 (n)	1,715,000	1,786,607
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Terrebonne Parish GOMESA Project), 5.5%, 11/01/2039 (n)	1,025,000	1,066,432
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Vermilion Parish GOMESA Project), 4.625%, 11/01/2038 (n)	1,215,000	1,234,444
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 5.75%, 2/01/2032 (n)	900,000	883,470
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.125%, 2/01/2037 (n)	3,480,000	3,421,985
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.25%, 2/01/2047 (n)	2,830,000	2,713,011
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 5.25%, 11/15/2025	330,000	329,862
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	1,145,000	1,146,789
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	5,405,000	5,405,750
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029 (n)	590,000	584,183
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039 (n)	1,660,000	1,542,322
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054 (n)	2,635,000	2,229,176
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2031 (n)	580,000	551,075
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2041 (n)	1,330,000	1,121,859
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2051 (n)	3,545,000	2,712,362
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2056 (n)	2,200,000	1,633,490
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2031 (n)	485,000	460,812
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2041 (n)	880,000	742,283
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2056 (n)	1,160,000	861,295
Louisiana Public Facilities Authority Rev. (BBR Schools - Mid City Campus Project), “C”, 4%, 6/01/2051 (n)	1,250,000	956,404
Louisiana Public Facilities Authority Rev. (GEO Academies EBR - GEO Prep Mid-City Project), 5.625%, 6/01/2037 (n)	415,000	427,746
Louisiana Public Facilities Authority Rev. (GEO Academies EBR - GEO Prep Mid-City Project), 6.125%, 6/01/2052 (n)	1,030,000	1,059,487
Louisiana Public Facilities Authority Rev. (GEO Academies EBR - GEO Prep Mid-City Project), 6.25%, 6/01/2062 (n)	1,425,000	1,467,533
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6%, 6/01/2037 (n)	500,000	507,023
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6.25%, 6/01/2052 (n)	1,440,000	1,445,059
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6.375%, 6/01/2062 (n)	1,545,000	1,552,396
Louisiana Public Facilities Authority Rev. (Loyola University Project), 5.25%, 10/01/2046	8,470,000	8,738,426
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.375%, 1/01/2040 (n)	4,365,000	4,143,698
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.5%, 1/01/2050 (n)	2,995,000	2,727,027
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	10,045,000	8,407,379
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-2”, 7%, 1/01/2057 (n)	10,000,000	8,913,802

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Louisiana – continued
Louisiana Public Facilities Authority Senior Lien Rev. (I-10 Calcasieu River Bridge Public-Private Partnership Project), 5.75%, 9/01/2064	$7,760,000	$ 8,394,963
		$115,755,685
Maine – 0.0%
Maine Financing Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4.625%, 12/01/2047 (Put Date 6/01/2035)	$1,380,000	$ 1,387,801
Maryland – 1.2%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$1,550,000	$ 1,556,983
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	520,000	525,904
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	3,595,000	3,621,237
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	2,375,000	2,350,347
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	1,480,000	1,450,608
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	2,680,000	2,697,692
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	500,000	494,868
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	550,000	558,442
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	1,020,000	991,985
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	1,225,000	1,213,725
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	3,930,000	3,893,828
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034 (n)	850,000	826,896
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039 (n)	745,000	717,429
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	2,190,000	2,045,310
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.5%, 9/01/2048 (u)	3,320,000	3,357,843
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 4.5%, 9/01/2048 (u)	2,705,000	2,725,910
Maryland Economic Development Corp., Senior Student Housing Rev. (Morgan State University Project), “A”, 6%, 7/01/2058	2,250,000	2,451,776
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park - Leonardtown Project), AGM, 5.125%, 7/01/2059	2,380,000	2,477,391
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park - Leonardtown Project), AGM, 5.25%, 7/01/2064	3,275,000	3,426,187
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 3.25%, 9/01/2030 (n)	645,000	624,514
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2040 (n)	920,000	849,376
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	175,000	157,680
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	525,000	429,720
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	1,800,000	1,399,964
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	2,290,000	2,339,637
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland), “A”, 5.25%, 7/01/2052 (w)	3,250,000	3,484,416
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2051	6,160,000	1,724,227
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2052	9,235,000	2,458,154
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2053	4,515,000	1,142,420
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2054	6,775,000	1,629,106
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2055	4,185,000	956,668
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	890,000	894,043
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	1,530,000	1,504,091
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	1,605,000	1,532,279
		$58,510,656

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Massachusetts – 2.0%
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2029	$905,000	$ 915,057
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2049	750,000	750,249
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	580,000	574,672
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	7,684,178	77
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 4.375%, 7/01/2052	2,815,000	2,617,154
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,930,000	2,903,176
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	870,000	724,533
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,006,569
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2042	3,000,000	2,967,273
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2040	1,075,000	893,361
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	495,000	391,511
Massachusetts Development Finance Agency Rev. (Lowell General Hospital), “G”, 5%, 7/01/2037	2,085,000	2,023,706
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2044	395,000	402,197
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	965,000	975,989
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	3,645,000	3,636,910
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	7,070,000	6,939,995
Massachusetts Development Finance Agency Rev. (Sabis International Charter School), 5%, 4/15/2025	80,000	80,058
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.125%, 1/01/2040 (n)	515,000	511,213
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.25%, 1/01/2050 (n)	1,355,000	1,292,334
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2037	545,000	554,119
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2038	550,000	556,005
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2039	580,000	583,028
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5%, 10/01/2043	1,750,000	1,667,033
Massachusetts Development Finance Agency Rev. (Springfield College), “B”, 4%, 6/01/2041	2,750,000	2,186,101
Massachusetts Development Finance Agency Rev. (Springfield College), “B”, 4%, 6/01/2050	2,700,000	1,947,362
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “N-1”, 5.25%, 7/01/2050 (w)	5,000,000	5,348,064
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2039	1,435,000	1,443,753
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	1,520,000	1,459,108
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	985,000	971,148
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2028	960,000	965,522
Massachusetts Development Finance Agency Rev., CHF Merrimack, Inc. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2054	470,000	471,551
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3%, 7/01/2035	270,000	265,706
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	340,000	295,085
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	90,000	89,503
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2046	9,285,000	8,135,954
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3.75%, 7/01/2047	12,070,000	10,020,448
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	3,215,000	2,190,979
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2052	10,360,000	8,656,224
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 5%, 7/01/2053	4,500,000	4,523,776
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “D”, 5%, 7/01/2054	4,775,000	4,622,415
Massachusetts Housing Finance Agency, Single Family Housing Rev., “177”, 4%, 6/01/2039	95,000	94,989
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2047	5,905,000	4,682,946
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	3,715,000	2,807,080
		$94,143,933
Michigan – 0.8%
Detroit, MI, Unlimited Tax General Obligation, 5.5%, 4/01/2045	$1,250,000	$ 1,308,962
Detroit, MI, Unlimited Tax General Obligation, “C”, 6%, 5/01/2043	1,500,000	1,672,483
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2037	1,155,000	1,118,064
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2047	2,660,000	2,384,780
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2052	1,185,000	1,036,359
Michigan Building Authority Rev. (Facilities Program), 4%, 10/15/2052	1,685,000	1,559,909
Michigan Finance Authority ACT 38 Facilities Senior Rev. (Henry Ford Health Detroit Utility Plant Project), 4.375%, 2/28/2054	1,115,000	1,060,585

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Michigan – continued
Michigan Finance Authority ACT 38 Facilities Senior Rev. (Henry Ford Health Detroit Utility Plant Project), 5.5%, 2/28/2057	$1,000,000	$ 1,070,715
Michigan State Housing Development Authority, Rental Housing Rev., “A”, 4.625%, 10/01/2049	15,870,000	15,925,680
Michigan State Housing Development Authority, Rental Housing Rev., “A”, 4.7%, 10/01/2054	2,795,000	2,788,522
Michigan State Housing Development Authority, Single-Family Mortgage Rev., “D”, 6.25%, 6/01/2055	6,315,000	6,971,273
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	750,000	750,684
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	575,000	575,183
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	1,240,000	1,240,206
		$39,463,405
Minnesota – 0.7%
Center City, MN, Health Care Facilities Rev. (Hazeldon Betty Ford Foundation Project), 5%, 11/01/2044	$505,000	$ 536,421
Center City, MN, Health Care Facilities Rev. (Hazeldon Betty Ford Foundation Project), 5%, 11/01/2047	435,000	456,741
Dakota County, MN, Community Development Agency Multi-Family Housing Rev. (Heart of the City Apartments Project), FNMA, 4.2%, 5/01/2043	3,955,000	3,813,061
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.25%, 7/01/2040	500,000	501,349
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.5%, 7/01/2050	3,000,000	3,005,747
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2031	1,370,000	1,302,870
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	3,335,000	2,991,440
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	2,755,000	2,328,926
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	2,500,000	2,446,588
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	2,895,000	2,736,804
Duluth, MN, Independent School District No. 709, “A”, COP, 4.2%, 3/01/2034	420,000	430,212
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “B”, 5.25%, 1/01/2049	4,315,000	4,516,929
Minnesota Higher Educational Facilities Authority Rev. (St. Catherine University), 5%, 10/01/2052	3,000,000	2,819,046
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037	1,655,000	1,638,232
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 4.75%, 7/01/2029 (n)	145,000	145,678
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.25%, 7/01/2033 (n)	420,000	427,289
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	705,000	708,274
Woodbury, MN Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2031	675,000	637,597
Woodbury, MN Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2041	2,000,000	1,666,915
Woodbury, MN Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2051	660,000	496,053
Woodbury, MN Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2056	575,000	418,328
		$34,024,500
Mississippi – 0.5%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5.5%, 7/01/2050	$2,630,000	$ 2,826,675
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5.5%, 7/01/2055	4,250,000	4,542,960
Hinds County, MS, Certificates of Participation (Lease Purchase Project), “A”, BAM, 4.625%, 9/01/2054 (n)	4,740,000	4,629,057
Mississippi Development Bank Special Obligation (Hancock County GOMESA Project), 4.55%, 11/01/2039 (n)	3,000,000	3,027,864
Mississippi Development Bank Special Obligation (Jackson County GOMESA Project), 3.625%, 11/01/2036 (n)	1,865,000	1,753,392
Mississippi Home Corp., Single Family Mortgage Rev., “A”, GNMA, 4%, 12/01/2044	890,000	893,434
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	2,635,000	2,626,260
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2039	1,020,000	985,984
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	575,000	551,540
		$21,837,166

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Missouri – 1.1%
Cape Girardeau County, MO, Industrial Development Authority, Health Facilities Rev. (Southeast Health), 4%, 3/01/2046	$520,000	$ 483,845
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 5/01/2026 (d)(q)	2,495,000	973,050
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040 (n)	2,140,000	2,102,757
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	4,845,000	4,639,614
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	1,300,000	1,243,604
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	415,000	391,845
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2041	520,000	469,740
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	1,755,000	1,440,118
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2040	1,650,000	1,650,072
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2045	2,300,000	2,286,576
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, GNMA, 3.75%, 5/01/2038	70,000	69,983
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “G”, GNMA, 5.5%, 5/01/2055	4,515,000	4,843,638
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2030	370,000	347,873
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3.125%, 5/01/2035	240,000	209,710
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., “B”, 4%, 12/01/2037	1,090,000	1,046,037
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	695,000	692,995
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	490,000	479,818
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	1,355,000	1,242,071
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2030	1,015,000	1,018,483
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 4%, 11/15/2036	1,165,000	1,042,994
St. Louis County, MO, Industrial Development Authority Rev. (Friendship Village St. Louis Obligated Group), “A”, 5.25%, 9/01/2053	11,920,000	11,769,999
St. Louis County, MO, Industrial Development Authority Rev. (St. Andrew's Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	3,620,000	3,403,074
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	830,000	779,767
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	2,110,000	1,898,982
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	4,220,000	3,494,944
St. Louis, MO, Industrial Development Authority Tax Increment & Special District Rev. (Union Station Phase 2 Redevelopment Project), “A”, 5.75%, 6/15/2054	990,000	1,003,169
St. Louis, MO, Land Clearance Redevelopment Authority Rev. (Kiel Opera House Renovation Project), 3.875%, 10/01/2035	1,680,000	1,510,599
		$50,535,357
Montana – 0.2%
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2043	$3,840,000	$ 3,891,271
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2048	5,530,000	5,561,910
		$9,453,181
Nebraska – 0.2%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2034	$1,200,000	$ 1,290,579
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, FHLMC, 4%, 9/01/2044	45,000	45,039
Nebraska Investment Finance Authority, Single Family Housing Rev., “C”, FHLMC, 4%, 9/01/2048	1,340,000	1,343,581
Omaha, NE, Airport Authority Facilities Rev., AGM, 5.25%, 12/15/2054	4,565,000	4,814,640
		$7,493,839

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Nevada – 0.4%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029 (n)	$525,000	$ 526,341
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035 (n)	1,715,000	1,722,254
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038 (n)	1,825,000	1,829,183
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	2,205,000	2,205,693
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	4,760,000	4,631,219
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2037 (n)	1,000,000	1,001,357
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047 (n)	2,015,000	1,935,000
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	435,000	407,235
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	545,000	513,483
Reno-Tahoe, NV, Airport Authority Rev., “A”, 5.25%, 7/01/2049	1,805,000	1,893,272
Reno-Tahoe, NV, Airport Authority Rev., “A”, 5.25%, 7/01/2054	1,465,000	1,525,086
		$18,190,123
New Hampshire – 3.6%
National Finance Authority Municipal Certificates, “4-A”, 4.18%, 11/20/2039	$13,929,575	$ 13,704,190
National Finance Authority, NH, Lease Rent Rev. (Centurion Biosquare, Inc.), “A”, 5.88%, 12/15/2038	23,475,000	24,221,491
National Finance Authority, NH, Lease Rent Rev. (Centurion Foundation West Main Street LLC), “A”, 5%, 5/15/2034	13,730,000	13,767,637
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Biosquare, Inc.), “B”, 9.58%, 12/15/2038	1,410,000	1,393,339
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Foundation West Main Street, LLC), “B”, 8.33%, 5/15/2034	990,000	989,419
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 6/01/2051	2,290,000	2,430,746
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 4.5%, 6/01/2053	1,020,000	1,013,804
National Finance Authority, NH, Multi-Family Housing Rev., 4.45%, 7/01/2044	11,400,000	11,399,628
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	11,567,513	11,532,493
National Finance Authority, NH, Municipal Certificates, “1-X”, 0.334%, 9/20/2036 (i)	72,917,067	1,469,155
National Finance Authority, NH, Municipal Certificates, “1-X”, 0.813%, 1/20/2038 (i)	124,250,707	6,580,877
National Finance Authority, NH, Municipal Certificates, “1-X”, 0.549%, 7/20/2051 (i)	52,000,000	1,941,940
National Finance Authority, NH, Municipal Certificates, “3-A”, 4.163%, 10/20/2051	4,947,065	4,689,290
National Finance Authority, NH, Municipal Certificates, “A-2”, 4%, 10/20/2036	7,587,629	7,347,195
National Finance Authority, NH, Municipal Certificates, “X-2”, 0.674%, 10/20/2036 (i)	34,320,000	1,504,016
National Finance Authority, NH, Municipal Certificates, “1-A“, 4.25%, 7/20/2041	3,808,224	3,720,226
National Finance Authority, NH, Resource Recovery Refunding Rev. (Covanta Project), “B”, 3.75%, 7/01/2045 (Put Date 7/02/2040) (n)	3,090,000	2,623,853
National Finance Authority, NH, Resource Recovery Refunding Rev. (Covanta Project), “C”, 4.875%, 11/01/2042 (n)	7,730,000	7,402,890
National Finance Authority, NH, Rev. (Presbyterian Senior Living Project), “A”, 5.25%, 7/01/2048	1,035,000	1,085,012
National Finance Authority, NH, Rev., Taxable (Centurion Foundation), “C”, 11%, 12/15/2038	770,000	761,561
National Finance Authority, NH, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2041	1,210,000	1,102,348
National Finance Authority, NH, Special Rev. (Emberly & Canterra Creek Projects, Fort Bend & Brazoria Counties, TX), 5.375%, 12/01/2031	3,767,000	3,755,957
National Finance Authority, NH, Special Rev. (River Ranch Project, Liberty County, TX), Capital Appreciation, 0%, 12/01/2031	8,865,000	5,958,392
National Finance Authority, NH, Special Rev. (Tamarron Project, Fort Bend County, TX), 5.25%, 12/01/2035	7,754,000	7,715,448
National Financial Authority, NH, Special Rev. (Highland Project, Montgomery County, TX), 5.125%, 12/15/2030	3,538,000	3,513,986
National Financial Authority, NH, Special Rev. (Valencia Project, Brazoria County, TX), 5.3%, 12/01/2032	3,523,000	3,533,798
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health), 4%, 7/01/2037	12,080,000	11,028,808
New Hampshire Health & Education Facilities Authority Rev. (Rivier University), 5.25%, 2/01/2054	15,370,000	15,237,434
		$171,424,933

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Jersey – 1.4%
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/2035	$1,730,000	$ 1,499,915
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2042	245,000	263,555
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2047	665,000	708,679
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2052	600,000	635,672
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2062	2,000,000	2,109,309
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	325,000	325,468
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	325,000	325,299
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	975,000	977,851
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	530,000	530,449
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Reclamation Project), 6.5%, 4/01/2028	2,430,787	2,528,387
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Reclamation Project), 6.5%, 4/01/2031	6,695,000	6,750,802
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	3,485,000	3,484,725
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,510,000	1,500,569
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	2,890,000	2,893,180
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	6,850,000	6,859,854
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., “B”, 4%, 12/01/2044	12,080,000	11,439,858
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 3.25%, 12/01/2039	2,295,000	2,160,081
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	11,855,000	11,682,752
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 2.5%, 12/01/2040	1,935,000	1,732,206
New Jersey Higher Education Student Assistance Authority, Subordinate Student Loan Refunding Rev., “C”, 5%, 12/01/2053	1,380,000	1,337,855
New Jersey Higher Education Student Assistance Authority, Subordinate Student Loan Refunding Rev., “C”, 5.25%, 12/01/2054	825,000	827,181
New Jersey Higher Education Student Assistance Authority, Subordinate Student Loan Rev., ”C“, 3.25%, 12/01/2051	960,000	683,189
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	2,520,000	2,989,121
Passaic County, NJ, Improvement Authority Charter School Rev. (Community Charter School of Paterson Project), “A”, 5%, 1/01/2034	280,000	290,650
Passaic County, NJ, Improvement Authority Charter School Rev. (Community Charter School of Paterson Project), “A”, 4.75%, 1/01/2045	1,055,000	1,027,127
Passaic County, NJ, Improvement Authority Charter School Rev. (Community Charter School of Paterson Project), “A”, 5%, 1/01/2055	1,000,000	995,340
Passaic County, NJ, Improvement Authority Charter School Rev. (Community Charter School of Paterson Project), “A”, 5%, 1/01/2060	375,000	367,101
		$66,926,175
New Mexico – 0.1%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	$550,000	$ 552,085
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), 5%, 5/15/2042	105,000	105,006
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2034	565,000	581,417
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2039	275,000	279,453
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2044	285,000	285,784
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2049	735,000	719,165
		$2,522,910
New York – 6.1%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$ 1,021,089
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	12,155,000	12,185,587
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2052	355,000	352,209
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “B”, 5%, 7/01/2062	2,700,000	2,626,464
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046 (n)	1,315,000	1,324,236
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/2033	3,700,000	3,700,958
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	4,025,000	4,026,176
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2057	1,695,000	1,737,251

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2062	$2,125,000	$ 2,171,334
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 4%, 11/01/2032	535,000	501,460
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2040	2,130,000	2,134,664
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2045	990,000	990,973
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4%, 5/01/2045	5,630,000	5,333,249
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 5.25%, 3/15/2052	4,000,000	4,312,798
New York Dormitory Authority, Montefiore Obligated Group Rev., 5.25%, 11/01/2043	1,000,000	1,063,706
New York Dormitory Authority, Montefiore Obligated Group Rev., 5.5%, 11/01/2044	130,000	140,722
New York Dormitory Authority, White Plains Hospital Obligated Group Rev., AGM, 5.25%, 10/01/2049	1,670,000	1,732,868
New York Dormitory Authority, White Plains Hospital Obligated Group Rev., AGM, 5.5%, 10/01/2054	4,495,000	4,876,676
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	620,000	615,260
New York Housing Development Corporate Multi-Family Mortgage Rev. (8 Spruce Street), “E”, 4.375%, 12/15/2031	522,989	531,982
New York Housing Development Corporate Multi-Family Mortgage Rev. (8 Spruce Street), “F”, 5.25%, 12/15/2031 (n)	3,822,794	3,904,589
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	24,500,000	24,516,949
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	5,850,000	5,855,476
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	4,205,000	4,371,259
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	7,370,000	7,852,122
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	3,245,000	3,337,515
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	16,750,000	16,121,443
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, 5.5%, 12/31/2060	10,465,000	11,054,159
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, AGM, 5.25%, 12/31/2054	20,645,000	21,831,844
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), Capital Appreciation, “B”, AGM, 0%, 12/31/2054	2,550,000	1,589,673
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), 6%, 6/30/2054	17,420,000	18,746,181
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5%, 6/30/2054	4,765,000	4,878,675
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	24,605,000	25,218,361
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	10,560,000	10,981,724
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Terminal Four Project), “A”, 4%, 12/01/2038	220,000	212,549
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2036	55,000	57,259
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2039	570,000	545,284
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “D-1”, 4.5%, 11/01/2054	4,400,000	4,360,105
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	750,000	754,195
Niagara, NY, Area Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 4.75%, 11/01/2042 (n)	6,865,000	6,476,175
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	4,115,000	3,631,489
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2052	2,460,000	2,347,339
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2028	1,905,000	1,525,892
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	2,955,000	2,323,918
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2030	2,135,000	1,658,915
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	5,765,000	4,445,428
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	7,900,000	6,049,953

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2033	$4,625,000	$ 3,525,747
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	17,535,000	13,320,585
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	13,015,000	9,859,922
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	4,435,000	3,352,595
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	3,020,000	3,055,400
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	695,000	685,587
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	7,780,000	6,984,225
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2049	1,075,000	1,185,994
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5%, 11/01/2051	1,535,000	1,591,207
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2053	1,630,000	1,791,609
		$291,381,004
North Carolina – 0.9%
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2048	$690,000	$ 724,959
North Carolina Housing Finance Agency, Home Ownership Rev., “55-A”, GNMA, 6.25%, 7/01/2055	2,485,000	2,737,577
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	505,000	465,624
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	10,900,000	9,242,197
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	280,000	255,735
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	225,000	225,313
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	1,320,000	1,320,199
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	765,000	764,941
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2040	975,000	1,012,092
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2045	925,000	947,089
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	795,000	807,237
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	1,760,000	1,452,266
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Galloway Ridge), “A”, 5%, 1/01/2039	1,000,000	957,629
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2040	1,075,000	1,081,983
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2045	1,000,000	995,342
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2026	1,315,000	1,309,470
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2030	1,500,000	1,488,968
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2039	1,540,000	1,560,744
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2044	1,030,000	1,032,134
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,700,000	2,710,984
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5%, 10/01/2049	600,000	613,046
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	990,000	996,801
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	2,015,000	2,019,231
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	1,665,000	1,667,321
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., “A”, AGM, 5%, 1/01/2058	7,000,000	7,301,549
		$43,690,431

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
North Dakota – 0.5%
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5%, 12/01/2048	$465,000	$ 478,203
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5%, 12/01/2053	1,145,000	1,167,657
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5.42%, 12/01/2053	2,770,000	2,849,547
Horace, ND, Refunding Improvement, “C”, 5%, 5/01/2050	1,500,000	1,514,303
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “D”, 4.25%, 1/01/2049 (u)	2,640,000	2,656,611
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	5,445,000	5,575,787
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	3,050,000	3,103,920
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	710,000	705,143
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	5,310,000	5,185,363
		$23,236,534
Ohio – 4.2%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$7,300,000	$ 6,522,297
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	47,205,000	42,457,801
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2035	1,500,000	1,418,594
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2037	1,250,000	1,157,595
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2037	920,000	923,922
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2047	2,480,000	2,379,372
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2050	915,000	866,046
Columbus, OH, Metropolitan Housing Authority, Affordable Housing Rev. (Cobblestone Manor Project), 4.625%, 8/01/2042	475,000	478,471
Columbus, OH, Metropolitan Housing Authority, General Rev. (Orchards Project and the Eden Park Project), 4%, 12/01/2034	4,825,000	4,791,900
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), 5.5%, 1/01/2055 (u)	22,085,000	23,645,782
Columbus-Franklin County, OH, Finance Authority Multi-Family Housing (Caravel Apartments), “A”, FNMA, 4.46%, 11/01/2044	3,129,582	3,085,632
Columbus-Franklin County, OH, Finance Authority Multi-Family Housing Rev. (Westerville Crossing Apartments), “A”, FNMA, 4.375%, 6/01/2043	8,940,000	8,757,556
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2042	3,915,000	3,950,477
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 4.75%, 2/15/2047	5,240,000	5,085,278
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.25%, 2/15/2047	3,160,000	3,196,446
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2057	3,355,000	3,345,104
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.5%, 2/15/2057	14,395,000	14,579,799
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), “A”, 4%, 12/01/2055 (n)	910,000	743,499
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), “B”, 4.5%, 12/01/2055 (n)	520,000	442,720
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2040	860,000	758,542
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2045	1,545,000	1,286,304
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 5%, 9/01/2049	1,725,000	1,651,001
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2034	1,380,000	1,380,478
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2044	2,055,000	2,053,307
Greene County, OH, Port Authority Economic Development Faciliites Rev. (Community First Solutions Obligated Group), “B”, 5%, 5/15/2059	865,000	870,300
Greene County, OH, Port Authority Economic Development Facilities Refunding & Improvement Rev. (Community First Solutions Obligated Group), “B”, 5%, 5/15/2055	4,435,000	4,478,643
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.75%, 1/01/2053	2,105,000	2,214,590
Hickory Chase, OH, Community Authority Infrastructure Improvement Rev. (Hickory Chase Project), “A”, 5%, 12/01/2040 (n)	1,755,000	1,720,555
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	3,455,000	3,280,445
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	2,075,000	1,805,995
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2038	2,210,000	2,115,073
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2045	1,100,000	974,144
Ohio Air Quality Development Authority Refunding Rev. (American Electric Power Company Project), “A”, 3.75%, 1/01/2029	1,145,000	1,137,539
Ohio Air Quality Development Authority Refunding Rev. (American Electric Power Company Project), “C”, 3.65%, 12/01/2027	1,045,000	1,038,219
Ohio Air Quality Development Authority Refunding Rev. (American Electric Power Company Project), “D”, 3.7%, 10/01/2028	7,500,000	7,442,474
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5%, 12/01/2038	2,045,000	1,933,972
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.25%, 12/01/2043	1,390,000	1,303,832
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.25%, 12/01/2048	1,600,000	1,468,918
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.5%, 12/01/2053	1,000,000	932,562

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Ohio – continued
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.125%, 12/01/2042	$1,455,000	$ 1,495,508
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.375%, 12/01/2052	2,115,000	2,158,424
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), 5.25%, 5/01/2049	1,690,000	1,764,198
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), 5.25%, 5/01/2054	2,095,000	2,164,968
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.5%, 9/01/2048 (u)	4,530,000	4,569,054
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.8%, 9/01/2048	7,865,000	7,950,746
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.9%, 9/01/2053	3,765,000	3,775,295
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2035	825,000	861,283
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2037	675,000	650,133
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2038	660,000	629,680
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2040	725,000	676,763
Port of Greater Cincinnati, OH, Development Authority Rev. (Duke Energy Convention Center Project), “C”, AGM, 5.25%, 12/01/2053	365,000	385,064
Port of Greater Cincinnati, OH, Development Authority Rev. (Duke Energy Convention Center Project), “C”, AGM, 5.25%, 12/01/2063	550,000	579,408
Port of Greater Cincinnati, OH, Development Authority Rev. (RBM Phase 3 Garage Project), 5%, 12/01/2044	1,000,000	986,557
Port of Greater Cincinnati, OH, Development Authority Rev. (RBM Phase 3 Garage Project), 5.125%, 12/01/2055	1,250,000	1,200,989
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	1,600,000	1,600,415
Warren County, OH, Hospital Facilities Refunding Rev. (Community First Solutions Obligated Group), “A”, 5%, 5/15/2044	1,185,000	1,223,481
		$200,347,150
Oklahoma – 1.2%
Norman, OK, Regional Hospital Authority Rev., 4%, 9/01/2045	$2,790,000	$ 2,062,837
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	3,830,000	3,290,813
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,390,000	1,319,250
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2041	3,295,000	3,397,820
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2044	3,340,000	3,391,931
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	4,935,000	5,041,439
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	4,280,000	4,362,946
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	4,930,000	4,995,553
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2057	14,300,000	14,557,293
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	6,254,000	6,027,389
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “A”, 4.75%, 9/01/2048	1,565,000	1,586,906
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “C”, GNMA, 6%, 3/01/2056	4,965,000	5,497,221
		$55,531,398
Oregon – 1.2%
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2040 (n)	$1,000,000	$ 1,006,591
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.25%, 11/15/2050 (n)	2,000,000	1,989,759
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.375%, 11/15/2055 (n)	3,000,000	2,999,289
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2041	2,860,000	2,436,105
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2051	7,725,000	5,882,016
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2056	10,440,000	7,717,210
Oregon Facilities Authority Lease Rent Rev. (Legacy Health System - Centurion Foundation), “A”, 4.9%, 9/15/2035	12,160,000	12,559,845
Oregon Housing & Community Services Department, Multi-Family Housing Rev. (Redmond Landing Apartments Project), “K-1”, FNMA, 4.33%, 11/01/2043	1,995,000	1,949,828
Port of Portland, OR, International Airport Rev., “A”, 5.25%, 7/01/2054 (u)	9,020,000	9,544,659
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2036	795,000	762,232
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2046	2,625,000	2,312,020
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2051	725,000	618,147
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2051	3,115,000	2,655,903
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2056	6,520,000	5,457,508
		$57,891,112

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – 6.2%
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2054	$1,025,000	$ 1,032,073
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2059	955,000	958,042
Allentown, PA, Commercial & Industrial Development Authority Education Facility Lease Rev. (Executive Education Academy Charter School Project), 5%, 7/01/2059 (n)	1,265,000	1,213,875
Allentown, PA, Commercial and Industrial Development Authority Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 6%, 6/15/2053 (n)	920,000	963,930
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	765,000	777,842
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	2,175,000	2,172,058
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.25%, 5/01/2042 (n)	6,205,000	6,226,301
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	6,700,000	6,719,921
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2032 (n)	2,505,000	2,538,452
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	1,990,000	1,985,032
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	2,152,000	2,337,908
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	33,839,000	33,673,575
Berks County, PA, Municipal Authority Rev., Convertible Capital Appreciation (Tower Health Project), “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	16,911,000	12,124,338
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	2,715,000	2,763,325
Blythe, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	4,790,000	5,266,937
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2035	6,355,000	4,845,182
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2040	5,915,000	4,029,636
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2044	4,455,000	2,803,881
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2051	3,445,000	1,950,580
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	4,550,000	3,097,551
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	815,000	739,999
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2035	1,000,000	836,735
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	1,730,000	1,292,734
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	885,000	889,743
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	2,040,000	1,992,489
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	610,000	585,900
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033	590,000	574,773
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038	130,000	130,040
Cumberland County, PA, Municipal Authority Rev. (Penn State Health), 4%, 11/01/2049	4,310,000	3,876,218
Doylestown, PA, Hospital Authority Rev., 5.375%, 7/01/2039	860,000	928,607
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045 (Prerefunded 7/01/2029)	75,000	77,437
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	690,000	631,097
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049 (Prerefunded 7/01/2029)	80,000	85,865
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	690,000	702,752
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2029	130,000	131,158
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2032	1,250,000	1,260,338
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2038	2,795,000	2,759,783
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2039	1,140,000	1,119,139
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2043	3,745,000	3,566,485
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2048	3,730,000	3,443,702
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2049	510,000	468,162
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2053	5,730,000	5,175,558
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	7,745,000	6,735,310
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2046	3,450,000	2,864,702
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2051	5,280,000	4,205,793
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2040	500,000	456,098

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2045	$750,000	$ 653,154
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2050	1,500,000	1,259,702
Lancaster, PA, Municipal Authority Healthcare Facilities Rev. (Garden Spot Village Project), “A”, 5%, 5/01/2044	850,000	889,258
Lancaster, PA, Municipal Authority Healthcare Facilities Rev. (Luthercare Project), “A”, 5%, 12/01/2045 (w)	1,000,000	1,034,074
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2039	265,000	271,557
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2040	930,000	949,233
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2041	685,000	696,736
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2042	710,000	720,073
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 4.5%, 1/01/2045	2,440,000	2,320,862
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	2,120,000	1,903,631
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “A”, 4%, 9/01/2049	1,920,000	1,724,043
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	2,975,000	2,261,757
Montgomery County, PA, Higher Education & Health Authority Rev., (Thomas Jefferson University), 4%, 9/01/2051	4,795,000	4,294,642
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement - Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	1,525,000	1,565,220
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	14,730,000	13,824,871
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2044	1,810,000	1,762,730
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	1,095,000	1,033,704
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2041	1,050,000	989,971
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2046	2,000,000	1,798,226
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-1”, 5.25%, 7/01/2049	1,045,000	1,092,813
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5%, 7/01/2042	1,555,000	1,617,789
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5.25%, 7/01/2046	825,000	868,586
Pennsylvania Economic Development Financing Authority Tax - Exempt Private Activity Rev. (The Penndot Major Bridges Package One Project), AGM, 5.75%, 12/31/2062	2,005,000	2,163,319
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2035	1,460,000	964,355
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2036	1,540,000	969,634
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2037	1,490,000	893,603
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2038	1,535,000	872,566
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2039	1,675,000	896,905
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2040	1,615,000	816,021
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2041	1,555,000	741,350
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2042	1,490,000	671,528
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2043	1,425,000	606,159
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-3”, 0%, 1/01/2049	7,090,000	1,406,498
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.25%, 6/30/2053	5,000,000	5,154,653
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	14,325,000	14,729,899
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “B”, 4.15%, 4/01/2049 (Put Date 4/15/2025)	2,750,000	2,751,083
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2053	1,985,000	1,778,806
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5%, 6/01/2051	2,892,000	2,808,943

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	$1,095,000	$ 979,076
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	820,000	818,234
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “B”, 3.125%, 6/01/2048	1,800,000	1,296,727
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “B”, 5%, 6/01/2050	775,000	752,074
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033 (u)	2,755,000	2,765,578
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.125%, 6/15/2042	415,000	416,615
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.25%, 6/15/2052	470,000	471,494
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.375%, 6/15/2057	225,000	225,972
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Philadelphia Performing Arts: A String Theory Charter School Project), 5%, 6/15/2050 (n)	1,700,000	1,669,889
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Tacony Academy School Project), 5%, 6/15/2033 (n)	1,900,000	1,904,949
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Tacony Academy School Project), 5.375%, 6/15/2038 (n)	1,500,000	1,531,788
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Tacony Academy School Project), 5.5%, 6/15/2043 (n)	550,000	557,503
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 4%, 4/01/2026	450,000	446,548
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 5%, 4/01/2036	230,000	230,497
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 5%, 4/01/2046	3,500,000	3,360,848
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	885,000	895,653
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	2,515,000	2,534,275
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,910,000	1,912,396
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	3,000,000	3,028,069
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2030	350,000	359,042
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2040	600,000	604,929
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050	575,000	575,368
Philadelphia, PA, Authority for Industrial Development, Hospital Rev. (Children's Hospital of Philadelphia Project), “A”, 5.5%, 7/01/2053	10,000,000	11,036,850
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037	2,490,000	2,529,684
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (n)	3,245,000	3,075,412
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (n)	4,690,000	4,422,617
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	2,475,000	2,480,545
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	3,665,000	3,591,398
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	3,790,000	3,563,042
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038 (Prerefunded 9/01/2026)	5,000	5,170
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	240,000	243,748
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	10,015,000	8,737,995
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	355,000	354,663
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	395,000	395,637
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	390,000	390,330
		$292,933,625
Puerto Rico – 4.4%
AES Puerto Rico LP, Taxable, 12.5%, 3/04/2026	$218,702	$ 212,141
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	2,046,409	2,000,020
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	5,782,333	5,462,078
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	2,893,588	2,600,686

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Puerto Rico – continued
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	$3,413,676	$ 2,377,754
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	8,560,000	4,708,000
Puerto Rico Electric Power Authority Refunding Rev., “PP”, NPFG, 5%, 7/01/2025	260,000	260,122
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	27,420,000	15,081,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	2,965,000	1,630,750
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	3,300,000	1,815,000
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	1,530,000	1,506,191
Puerto Rico Electric Power Authority Rev., “RR”, AGM, 5%, 7/01/2028	425,000	423,790
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	515,000	504,713
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	2,105,000	1,157,750
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	3,275,000	1,801,250
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	65,000	65,048
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	1,705,000	1,677,216
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2025	475,000	474,790
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	1,260,000	1,252,927
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	5,090,000	5,013,578
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	5,270,000	5,228,751
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	630,000	623,119
Puerto Rico Electric Power Authority Rev., “XX”, 5.75%, 7/01/2036 (a)(d)	4,890,000	2,689,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	4,720,000	2,596,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	5,265,000	2,895,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	3,705,000	2,037,750
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	6,950,000	3,822,500
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico Project), 6.625%, 1/01/2027	392,840	387,803
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico Project), 6.625%, 1/01/2028	2,996,125	2,947,935
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	3,835,000	3,837,948
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	525,000	525,526
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	1,330,000	1,333,035
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	298,000	290,605
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	1,542,000	1,545,305
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	8,003,000	7,849,909
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	102,934,000	102,902,688
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	7,178,000	7,112,927
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	3,802,000	3,740,996
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	14,210,000	4,644,755
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	595,000	595,925
		$207,633,531
Rhode Island – 0.1%
Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity, “84-A”, GNMA, 5%, 4/01/2049	$765,000	$ 788,648
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 2.25%, 12/01/2039	1,775,000	1,517,641
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	1,120,000	1,052,750
		$3,359,039
South Carolina – 1.4%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4%, 11/01/2030 (n)	$425,000	$ 413,685
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.25%, 11/01/2040 (n)	1,000,000	920,389
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	500,000	446,050
Charleston, SC, Housing Authority, General Rev. (Kiawah Homes), 5%, 12/01/2041	715,000	711,263

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
South Carolina – continued
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 6%, 1/01/2055	$11,780,000	$ 13,039,662
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2036 (n)	520,000	453,629
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)	330,000	251,154
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2056 (n)	1,195,000	844,870
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Oceanside Collegiate Academy Project), “A”, 5%, 6/15/2054	3,400,000	3,288,740
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	805,000	692,391
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2037	925,000	864,657
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	460,000	406,169
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036 (n)	5,735,000	5,582,270
South Carolina Jobs & Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.25%, 11/15/2039	525,000	548,970
South Carolina Jobs & Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.5%, 11/15/2044	100,000	104,954
South Carolina Jobs & Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.75%, 11/15/2054	500,000	523,559
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 4%, 11/01/2029	2,740,000	2,721,335
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2033	3,570,000	3,593,600
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	1,380,000	1,370,236
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2042	3,515,000	3,193,935
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2046	1,905,000	1,669,871
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	3,480,000	3,440,251
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2048	1,500,000	1,474,443
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2052	2,610,000	2,532,112
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5.25%, 4/01/2053	4,060,000	4,061,666
South Carolina Ports Authority Rev., 5.25%, 7/01/2050 (Prerefunded 7/01/2025)	1,485,000	1,497,075
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5.5%, 12/01/2054	5,000,000	5,425,001
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5.25%, 12/01/2054	1,035,000	1,104,236
South Carolina State Housing Finance and Development Authority Mortgage Rev., “A”, 6.5%, 7/01/2055 (u)	4,370,000	4,991,370
		$66,167,543
Tennessee – 1.0%
Chattanooga, TN, Health Educational & Housing Facilities Board Health System Rev. (Erlanger Health), 5.25%, 12/01/2054	$13,545,000	$ 14,040,217
Cleveland, TN, Health & Educational Facilities Board of Multi-Family Housing Rev. (Horizon Square Apartments Project), FNMA, 4.2%, 5/01/2040	2,196,000	2,171,282
Cleveland, TN, Health & Educational Facilities Board of Rev. (Hamilton Health Care System, Inc. Project), “A”, 5%, 8/15/2049	6,050,000	6,297,721
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	680,000	692,954
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2031	800,000	813,939

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tennessee – continued
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.25%, 7/01/2049	$485,000	$ 510,859
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.5%, 7/01/2054	570,000	610,625
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.5%, 7/01/2059	530,000	566,000
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5%, 7/01/2064	1,360,000	1,392,806
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “C”, BAM, 5.125%, 7/01/2064	225,000	230,791
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	390,000	350,770
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 5.5%, 7/01/2037	3,425,000	2,562,085
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 5.625%, 1/01/2046	250,000	168,547
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5%, 12/01/2034	500,000	492,753
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2044	1,000,000	940,543
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2032	610,000	454,688
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2033	875,000	620,831
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2037	780,000	450,895
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2038	650,000	354,438
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	13,735,000	14,597,216
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 4.25%, 7/01/2049	955,000	961,296
		$49,281,256
Texas – 6.2%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), 4.5%, 6/15/2056 (Put Date 6/15/2026) (n)	$900,000	$ 900,049
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), 4.875%, 6/15/2059	585,000	565,568
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), 5%, 6/15/2064	605,000	591,718
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2030 (n)	960,000	920,873
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2040 (n)	3,620,000	3,091,786
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2050 (n)	5,810,000	4,525,819
Arlington, TX, Higher Education Finance Corp. Education Rev. (Brooks Academies of Texas), “A”, 4%, 6/15/2031 (n)	3,585,000	3,370,692
Arlington, TX, Higher Education Finance Corp. Education Rev. (Brooks Academies of Texas), “A”, 5%, 6/15/2041 (n)	8,445,000	7,940,520
Arlington, TX, Higher Education Finance Corp. Education Rev. (Brooks Academies of Texas), “A”, 5%, 6/15/2051 (n)	3,500,000	3,141,277
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 4%, 8/15/2031	355,000	335,208
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	820,000	820,989
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5%, 8/15/2041	900,000	836,740
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	3,680,000	3,523,348
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5%, 8/15/2051	1,500,000	1,325,544
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2038	1,060,000	1,054,808
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2048	1,750,000	1,668,537
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2053	1,695,000	1,594,515
Austin, TX, Affordable PFC, Inc., Multi-Family Housing Rev. (Village at Collinwood Apartments), “A”, FNMA, 4.45%, 3/01/2043	1,420,000	1,411,669
Austin, TX, Airport System Rev., “B”, 5%, 11/15/2041	930,000	937,462
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	890,000	892,905

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	$1,325,000	$ 1,328,325
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	260,000	253,423
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	615,000	614,454
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	400,000	398,727
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	585,000	580,528
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 2.35%, 4/01/2040	50,000	49,836
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2040	1,100,000	887,340
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 4%, 4/01/2045	5,390,000	5,028,831
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 3.414%, 4/01/2040	95,000	93,086
Buda, TX, Special Assessment Rev. (Persimmon Public Improvement District Improvement Project), 6%, 9/01/2055 (w)	2,000,000	1,981,532
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 2.5%, 10/01/2031	560,000	480,911
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	1,540,000	1,213,218
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 3.5%, 10/01/2031 (n)	385,000	319,274
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 5%, 10/01/2050 (n)	730,000	569,088
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2046	365,000	332,314
Cypress-Fairbanks, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2048	1,970,000	1,870,829
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2033	550,000	565,370
Ector County, TX, Hospital District General Obligation Refunding, 4%, 9/15/2034	1,270,000	1,184,703
El Paso County, TX, Hospital District Refunding Rev., BAM, 4.25%, 2/15/2054	945,000	897,613
EP Cimarron Ventanas, TX, Residential Development Rev. (Home Essential Function Housing Program), 4.125%, 12/01/2039	1,925,000	1,864,196
Fredericksburg, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2052	4,945,000	4,687,576
Galveston, TX, Wharves and Terminal, First Lien Rev., 6%, 8/01/2043	925,000	1,017,315
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5.25%, 8/01/2037	1,025,000	1,095,392
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5.25%, 8/01/2039	900,000	956,100
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5.5%, 8/01/2041	805,000	863,645
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5.5%, 8/01/2043	450,000	481,812
Gray and Roberts Counties, TX, Pampa Independent School District, Unlimited Tax School Building, Texas PSF, 4.125%, 8/15/2058	1,990,000	1,911,488
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	2,845,000	2,845,446
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	875,000	876,123
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	10,140,000	9,479,679
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	745,000	344,475
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	3,185,000	1,129,146
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/2038	7,680,000	7,757,133
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	160,000	160,093
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	730,000	744,262
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	16,260,000	16,307,469
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	1,005,000	1,024,927
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 3.375%, 10/01/2037	260,000	229,255
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 4%, 10/01/2051	880,000	735,631
Hunt County, TX, City of Greenville Electric System Rev., 5.25%, 2/15/2049 (u)	7,450,000	7,910,288
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	310,000	312,266
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	565,000	555,557
Mesquite, TX, Housing Finance Corp., Multi-Family Tax-Exempt (Wooded Lake), “A”, FNMA, 4.53%, 2/01/2044	3,176,593	3,164,793
Mission, TX, Economic Development Corp. (Natgasoline Project), 4.625%, 10/01/2031 (n)	4,240,000	4,234,357
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,685,000	1,698,632
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 3.375%, 8/15/2029 (n)	580,000	545,293
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2039 (n)	2,625,000	2,600,864
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2049 (n)	1,555,000	1,481,094
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Cumberland Academy), “A”, 5%, 8/15/2040 (n)	3,500,000	3,470,099
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Cumberland Academy), “A”, 5%, 8/15/2050 (n)	5,000,000	4,804,826

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Jubilee Academic Center), 4%, 8/15/2046 (n)	$3,040,000	$ 2,595,298
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2037	2,000,000	2,012,635
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2042	3,000,000	3,003,869
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2032	430,000	390,558
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2037	585,000	491,795
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2042	925,000	709,891
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2047	1,505,000	1,074,683
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4.25%, 1/01/2057	3,225,000	2,212,845
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 5%, 1/01/2057	2,100,000	1,660,436
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5%, 11/15/2026	145,000	142,298
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.375%, 11/15/2036	1,250,000	1,122,171
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2046	835,000	695,462
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2052	960,000	772,145
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 4%, 1/01/2029	355,000	341,653
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2035	1,325,000	1,324,986
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2039	655,000	617,482
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2043	3,630,000	3,503,197
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2049	1,470,000	1,370,868
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2050	780,000	665,829
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2055	2,050,000	1,708,306
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035 (n)	1,530,000	1,539,223
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045 (n)	2,250,000	2,258,896
Peaster, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2051	3,250,000	2,378,479
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	23,050,000	20,633,747
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	3,655,000	3,349,730
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3%, 1/01/2050 (n)	1,940,000	1,361,745
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	11,680,000	9,830,015
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 10%, 7/01/2026	2,690,000	2,745,566
SA Energy Acquisition Public Facility Corp. (Gas Supply Revenue Bonds), 5.5%, 8/01/2027	4,000,000	4,147,588
San Antonio, TX, Electric & Gas Systems Refunding Rev., “D”, 5.25%, 2/01/2054 (u)	5,785,000	6,240,693
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	1,670,000	1,657,624
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Sageland Flats Apartments), “A”, FNMA, 4.55%, 3/01/2043	3,035,000	3,053,310
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family Tax-Exempt (Residences at Pearsall Park), “A”, FNMA, 4.43%, 4/01/2043	1,898,000	1,879,263
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 4%, 7/01/2053	11,230,000	10,473,067
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,500,000	1,505,034
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	3,295,000	3,300,290
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Stayton Museum Way), 5.75%, 12/01/2054	16,562,153	14,961,045
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Trinity Terrace Project), 5%, 10/01/2049	1,260,000	1,315,273
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	4,380,000	4,312,248
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	1,765,000	1,708,364

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, 4.75%, 1/01/2049 (u)	$2,815,000	$ 2,854,921
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, 4.75%, 3/01/2049 (u)	1,355,000	1,367,057
Texas Rockwall Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2053	2,130,000	2,011,324
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.5%, 8/01/2042	1,595,000	1,761,702
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.75%, 8/01/2047	2,275,000	2,510,764
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 6%, 8/01/2054	2,185,000	2,435,146
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	5,725,000	5,791,109
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	640,000	368,250
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	470,000	255,986
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	520,000	267,479
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	520,000	252,539
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	1,040,000	477,136
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	1,430,000	620,615
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	1,170,000	481,066
White Settlement, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 4%, 8/15/2052	2,475,000	2,341,580
		$292,252,942
U.S. Virgin Islands – 0.2%
Virgin Islands Public Finance Authority Economic Recovery Fee Rev., Taxable (Frenchman's Reef Hotel Development Project), “B”, 9%, 4/01/2053	$5,595,000	$ 5,587,873
Virgin Islands Public Finance Authority Hotel Occupancy Tax Rev. (Frenchman's Reef Hotel Development Project), “A”, 6%, 4/01/2053 (n)	5,355,000	5,579,194
		$11,167,067
Utah – 0.8%
Salt Lake City, UT, Airport Rev. (International Airport), “A”, 5.5%, 7/01/2053 (u)	$8,000,000	$ 8,516,160
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4%, 6/15/2031 (n)	465,000	438,411
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4%, 6/15/2041 (n)	890,000	746,250
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4.25%, 6/15/2051 (n)	1,315,000	1,047,322
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2041 (n)	2,770,000	2,282,258
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2051 (n)	4,120,000	3,080,133
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2056 (n)	2,770,000	2,008,341
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2036 (n)	1,530,000	1,510,759
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046 (n)	1,285,000	1,214,649
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2049	650,000	656,400
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “G”, GNMA, 4.5%, 7/21/2049	855,531	837,916
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “H”, GNMA, 4.5%, 8/21/2049	514,595	506,162
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 4%, 9/21/2049	805,009	765,725
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 2.5%, 8/21/2051	3,349,148	2,747,658
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, “G”, GNMA, 3.5%, 2/21/2050	1,118,309	992,835
Washington County, UT, Black Desert Public Infrastructure District (Assessment Area No. 1), 5.625%, 12/01/2053	8,523,200	8,587,376
		$35,938,355
Vermont – 0.2%
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	$2,445,000	$ 2,487,214
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.625%, 6/15/2029	155,000	154,023
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	175,000	173,682
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2033	160,000	158,078
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2034	175,000	172,898
Vermont Student Assistance Corp., Education Loan Rev., “A”, 2.375%, 6/15/2039	860,000	792,717
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.375%, 6/15/2040	1,280,000	1,232,767
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	755,000	677,427

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Vermont – continued
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4%, 6/15/2047	$1,740,000	$ 1,472,524
		$7,321,330
Virginia – 1.0%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	$440,000	$ 416,244
Cherry Hill Community Development Authority, Prince William County, VA (Potomac Shores Project), 5.4%, 3/01/2045 (n)	1,770,000	1,770,287
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), “A”, 5%, 10/01/2052	2,220,000	2,271,517
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2041	1,240,000	1,087,997
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2047	2,055,000	1,669,050
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (Williamsburg Landing), “A”, 6.75%, 12/01/2053	855,000	939,103
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (Williamsburg Landing), “A”, 6.875%, 12/01/2058	2,185,000	2,401,865
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028 (n)	475,000	477,547
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	1,105,000	1,111,866
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	3,215,000	2,916,934
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	1,905,000	1,847,437
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), 7%, 9/01/2053	3,700,000	4,195,643
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “A”, 6.5%, 9/01/2043	1,320,000	1,484,969
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “A”, 7%, 9/01/2059	5,515,000	6,215,931
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030 (n)	2,810,000	2,693,668
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	2,590,000	2,382,624
Virginia Small Business Financing Authority Rev., 5%, 6/01/2047	1,500,000	1,500,544
Virginia Small Business Financing Authority Rev., 5%, 6/01/2052	6,085,000	6,007,757
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2040	3,000,000	2,860,555
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2045	1,965,000	1,793,762
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	715,000	710,634
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Lifespire of Virginia), 5.5%, 12/01/2054	1,080,000	1,133,329
		$47,889,263
Washington – 1.5%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$12,345,000	$ 12,151,648
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	2,675,000	2,717,673
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	3,415,000	3,431,994
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	6,565,000	6,254,420
Kalispel Tribe of Indians, WA, Priority Distribution Rev., “A”, 5.25%, 1/01/2038 (n)	2,500,000	2,560,800
Kalispel Tribe of Indians, WA, Priority Distribution Rev., “B”, 5%, 1/01/2032 (n)	700,000	715,968
Kalispel Tribe of Indians, WA, Priority Distribution Rev., “B”, 5.25%, 1/01/2038 (n)	900,000	921,888
Port of Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/2030	4,000,000	4,001,284
Seattle, WA, Port Intermediate Lien Refunding Rev., “B”, 4%, 8/01/2047	1,460,000	1,316,825
Vancouver Washington Housing Authority, Multi-Family Rev., (Esther Short Project), 4.5%, 10/01/2042	785,000	775,883
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	560,000	572,779
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 4%, 8/15/2042	4,925,000	4,526,045
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2038 (n)	830,000	706,529
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2048 (n)	1,420,000	1,066,782
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2053 (n)	1,375,000	1,001,260
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 4%, 7/01/2028 (n)	125,000	122,069

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Washington – continued
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2033 (n)	$225,000	$ 225,652
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2038 (n)	325,000	320,999
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048 (n)	450,000	415,216
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036 (n)	2,460,000	2,463,510
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046 (n)	4,675,000	4,410,816
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051 (n)	2,970,000	2,725,430
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2036 (n)	1,000,000	930,813
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2041 (n)	2,000,000	1,772,629
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2046 (n)	2,385,000	2,039,087
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2051 (n)	3,635,000	3,015,900
Washington Housing Finance Commission, Multi-Family Tax-Exempt Mortgage-Backed Bonds (Camas Flats Apartments Project), “A”, FNMA, 4.55%, 8/01/2043	795,000	798,937
Washington State Housing Finance Commission Municipal Certificates, “A”, 4.084%, 3/20/2040	2,915,731	2,823,420
Washington State Housing Finance Commission Municipal Certificates, “X”, 0.725%, 12/20/2035	65,343,019	2,652,482
Washington State Housing Finance Commission Non-Profit Refunding Rev. (Seattle Academy of Arts and Sciences Project), 6.375%, 7/01/2063 (n)	3,090,000	3,367,016
Washington State Housing Finance Commission, Non-Profit Housing Rev. (Emerald Heights Project), “A”, 5%, 7/01/2043	920,000	957,740
Washington State Housing Finance Commission, Non-Profit Housing Rev. (Emerald Heights Project), “A”, 5%, 7/01/2048	810,000	833,400
		$72,596,894
West Virginia – 0.4%
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	$1,410,000	$ 1,244,855
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “A”, 7%, 6/01/2043 (n)	1,434,000	1,523,617
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “B”, 4.875%, 6/01/2043 (n)	3,560,000	3,417,200
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), Convertible Capital Appreciation, “B”, 0% to 6/01/2043, 8.00% to 6/01/2053 (n)	13,312,000	2,931,364
Ohio County, WV, Commission Tax Increment Refunding & Improvement Rev. (The Highlands Project), 5.25%, 6/01/2044	300,000	307,913
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2038	1,160,000	1,186,744
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	350,000	356,745
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	6,660,000	6,213,978
West Virginia Housing Development Fund, “A”, FHA, 3.75%, 11/01/2038	585,000	574,493
		$17,756,909
Wisconsin – 7.0%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2032	$725,000	$ 532,798
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2033	1,105,000	775,429
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2034	1,050,000	702,412
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2035	1,580,000	1,005,478
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2036	1,620,000	979,355
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2038	2,845,000	1,547,882
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2039	3,095,000	1,594,409
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	1,340,000	659,242
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2032	740,000	541,729
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2033	710,000	496,079
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2034	655,000	436,058
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2035	840,000	531,721
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2036	815,000	489,847

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2037	$815,000	$ 464,405
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2038	840,000	453,931
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2039	790,000	404,026
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	195,000	95,193
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027	1,520,000	1,414,420
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032	2,315,000	1,898,413
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037	1,265,000	925,973
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039	1,315,000	921,227
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2036	530,000	510,933
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2036	800,000	771,220
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2041	770,000	708,617
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2045	650,000	574,127
Wisconsin Health & Educational Facilities Authority Rev. (American Baptist Homes of the Midwest Obligated Group), 4.375%, 8/01/2027	100,000	91,668
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2037	1,110,000	1,102,020
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2041	1,910,000	1,846,551
Wisconsin Health & Educational Facilities Authority Rev. (Cedar Crest, Inc. Project), 5.125%, 4/01/2057	13,945,000	12,642,773
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	675,000	658,966
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.75%, 3/15/2043	465,000	457,436
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 5%, 3/15/2053	460,000	449,746
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2037	2,665,000	2,536,367
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2047	3,870,000	3,318,448
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2057	6,015,000	4,844,017
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/2043	4,870,000	4,785,463
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), “A”, 5.125%, 2/01/2038	5,110,000	5,109,730
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2039	1,060,000	1,010,181
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2046	1,995,000	1,848,705
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	11,510,000	10,246,898
Wisconsin Housing & Economic Development Authority Home Ownership, “D”, 4%, 3/01/2047	2,350,000	2,357,872
Wisconsin Public Finance Authority Affordable Housing Multi-Family Certificates, “B-1”, 7.125%, 7/25/2034	5,720,000	5,953,312
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	17,855,000	17,853,863
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	2,870,000	2,869,817
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 4.25%, 6/15/2031 (n)	170,000	162,211
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2041 (n)	515,000	476,927
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 6.5%, 6/15/2043	1,030,000	1,117,642
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2051 (n)	930,000	802,056
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 7%, 6/15/2053	1,105,000	1,214,449
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2056 (n)	900,000	753,558
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 7%, 6/15/2058	1,400,000	1,526,453
Wisconsin Public Finance Authority Charter School Rev. (Eno River Academy Project), “A”, 4%, 6/15/2030 (n)	425,000	418,506
Wisconsin Public Finance Authority Charter School Rev. (Eno River Academy Project), “A”, 5%, 6/15/2040 (n)	815,000	818,376
Wisconsin Public Finance Authority Charter School Rev. (Eno River Academy Project), “A”, 5%, 6/15/2054 (n)	1,380,000	1,326,548
Wisconsin Public Finance Authority Charter School Rev. (Foundation Academy Charter School Project), 5%, 7/01/2055	2,000,000	1,906,865
Wisconsin Public Finance Authority Charter School Rev. (Foundation Academy Charter School Project), 5%, 7/01/2060	675,000	636,598
Wisconsin Public Finance Authority Charter School Rev. (North East Carolina Preparatory School Project), “A”, 4.25%, 6/15/2034	1,000,000	1,001,358
Wisconsin Public Finance Authority Charter School Rev. (North East Carolina Preparatory School Project), “A”, 5%, 6/15/2044	1,000,000	1,003,854
Wisconsin Public Finance Authority Charter School Rev. (North East Carolina Preparatory School Project), “A”, 5.25%, 6/15/2054	725,000	730,297
Wisconsin Public Finance Authority Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 5.75%, 7/01/2033 (n)	485,000	504,347
Wisconsin Public Finance Authority Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 6.625%, 7/01/2043 (n)	1,000,000	1,038,251
Wisconsin Public Finance Authority Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 6.875%, 7/01/2053 (n)	1,650,000	1,712,673

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 7%, 7/01/2058 (n)	$1,130,000	$ 1,172,510
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	285,000	286,964
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	1,265,000	1,225,633
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	580,000	554,533
Wisconsin Public Finance Authority Education Refunding Rev. (Pinecrest Academy of Nevada - Sloan Canyon Campus Project), “A”, 4.5%, 7/15/2053 (n)	715,000	661,435
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	665,000	665,091
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	1,015,000	979,880
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030 (n)	1,025,000	1,025,579
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035 (n)	1,005,000	1,005,702
Wisconsin Public Finance Authority Education Rev. (Signature Preparatory), “A”, 5%, 6/15/2041 (n)	1,945,000	1,865,114
Wisconsin Public Finance Authority Education Rev. (Signature Preparatory), “A”, 5%, 6/15/2051 (n)	2,435,000	2,234,760
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2042	520,000	527,493
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2050	675,000	694,128
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.25%, 6/15/2052	735,000	745,205
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.375%, 6/15/2057	705,000	717,361
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2062	1,100,000	1,123,397
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 4.125%, 6/15/2029 (n)	335,000	328,866
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 5%, 6/15/2039 (n)	500,000	500,165
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 5%, 6/15/2049 (n)	1,100,000	1,054,084
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2033 (n)	615,000	625,118
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2048 (n)	8,865,000	8,671,844
Wisconsin Public Finance Authority Educational Facilities Rev. (Cornerstone Charter Academy), 5%, 2/01/2064	1,310,000	1,302,220
Wisconsin Public Finance Authority Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 5%, 7/01/2039	500,000	504,433
Wisconsin Public Finance Authority Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 4%, 7/01/2046	2,200,000	1,781,710
Wisconsin Public Finance Authority Healthcare Facility Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	715,000	651,023
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025 (n)	120,000	120,250
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	920,000	920,365
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	1,215,000	1,215,052
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	595,000	591,227
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	650,000	625,105
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2036 (n)	2,040,000	1,810,403
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2041 (n)	1,860,000	1,504,495
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	5,480,000	3,951,482
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2056 (n)	2,665,000	1,859,394
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	27,380,000	26,490,150
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	5,730,000	5,543,775
Wisconsin Public Finance Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “A”, 5%, 11/15/2041	1,115,000	1,155,326
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (Galloway Ridge Project), “A”, 6.875%, 1/01/2043	5,125,000	5,332,436
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (Southminister), 5%, 10/01/2048	5,840,000	5,630,826
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2041	265,000	248,505
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2046	360,000	322,083

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	$1,010,000	$ 870,618
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2039 (n)	770,000	772,855
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2049 (n)	2,905,000	2,768,269
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2054 (n)	1,365,000	1,270,293
Wisconsin Public Finance Authority Rev. (Kahala Nui Project), 5.25%, 11/15/2050	890,000	938,977
Wisconsin Public Finance Authority Rev. (Kahala Nui Project), 5.25%, 11/15/2055	765,000	804,012
Wisconsin Public Finance Authority Rev. (Kahala Nui Project), 5.25%, 11/15/2061	1,290,000	1,343,394
Wisconsin Public Finance Authority Rev. (McLemore Hotel & Conference Center), “B”, 6.5%, 6/01/2056 (n)	6,165,000	5,088,811
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047	360,000	320,441
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052	490,000	422,101
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2030 (n)	600,000	616,663
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	2,805,000	2,813,574
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2040 (Prerefunded 4/01/2030) (n)	95,000	103,455
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2040 (n)	1,055,000	1,077,188
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2042 (n)	1,000,000	907,734
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.875%, 4/01/2045	3,780,000	3,787,132
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2050 (Prerefunded 4/01/2030) (n)	100,000	108,901
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2050 (n)	1,900,000	1,902,988
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (n)	1,950,000	1,660,950
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (Prerefunded 4/01/2032) (n)	105,000	110,295
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	2,415,000	2,438,659
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	4,080,000	4,093,924
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	4,360,000	4,311,095
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	11,250,000	10,906,542
Wisconsin Public Finance Authority Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	17,295,000	13,586,549
Wisconsin Public Finance Authority Special Facility Rev. (Million Air Three LLC General Aviation Facilities Project), “A”, 6.25%, 9/01/2046	435,000	451,561
Wisconsin Public Finance Authority Special Facility Rev., Convertible Taxable (Million Air Three LLC General Aviation Facilities Project), “B”, 9.75%, 9/01/2054	900,000	957,955
Wisconsin Public Finance Authority Special Rev. (Astro Texas Land Projects, Municipal Utility Districts, Brazoria, Galveston, Harris and Waller Counties, TX), 5.5%, 12/15/2028 (n)	4,906,000	4,913,841
Wisconsin Public Finance Authority Student Housing Facilities Rev. (Aggie Apartment Life Holding Corp II LLC Project), “A”, 5.25%, 6/01/2054	2,230,000	2,263,801
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	520,000	527,462
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2045	995,000	945,697
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2050	855,000	778,390
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2055	965,000	861,785
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Manoa LLC UH Residences for Graduate Students), “A”, 5.75%, 7/01/2053 (n)	4,100,000	4,347,756
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Manoa LLC UH Residences for Graduate Students), “A”, 5.75%, 7/01/2063 (n)	1,575,000	1,659,688

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Manoa LLC UH Residences for Graduate Students), “B”, 6.75%, 7/01/2063 (n)	$2,770,000	$ 2,952,579
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2034	2,380,000	2,442,076
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2039	1,490,000	1,507,607
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2044	1,770,000	1,771,238
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2049	3,470,000	3,402,001
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2041 (n)	365,000	324,936
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2051 (n)	1,835,000	1,509,873
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	2,155,000	1,692,406
Wisconsin Public Finance Authority Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	2,480,000	2,464,006
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 4.85%, 7/01/2031 (n)	365,000	330,627
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 5.35%, 7/01/2040 (n)	1,575,000	1,252,654
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2035	1,295,000	1,404,679
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2038	1,140,000	1,219,867
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.25%, 7/01/2053	1,000,000	999,181
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates (Dominium Holdings I), “B-1”, 6.81%, 4/28/2036	7,245,000	7,392,454
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Promenade Apartments), 6.25%, 2/01/2039 (n)	3,185,000	3,264,361
Wisconsin Public Finance Authority, Municipal Certificates, “B-1”, 4%, 12/28/2044 (n)	13,297,280	10,888,823
		$330,347,572
Total Municipal Bonds (Identified Cost, $4,721,973,063)		$4,479,006,276
Other Municipal Bonds – 0.8%
Multi-Family Housing Revenue – 0.8%
Affordable Housing Opportunities Trust Certificates, AH-01 “CL A”, 3.528%, 5/01/2039 (n)	$8,090,000	$ 6,583,903
Affordable Housing Pass-Thru Trust Certificates, 6%, 10/05/2040	10,816,783	11,186,662
Freddie Mac, 4.616%, 8/25/2041 (n)	9,300,236	9,330,244
FRETE 2021-ML10 Trust, “X-CA”, FHLMC, 1.518%, 6/25/2038 (i)(n)	29,396,257	3,114,048
FRETE 2021-ML10 Trust, “X-US”, FHLMC, 2.058%, 1/25/2038 (i)(n)	27,756,806	3,742,026
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.304%, 7/25/2041 (i)(n)	17,168,737	1,548,064
FRETE 2022-ML13 Trust, “X-CA”, 0.957%, 7/25/2036 (i)	36,718,673	1,927,899
Total Other Municipal Bonds (Identified Cost, $38,278,139)		$37,432,846
Bonds – 0.7%
Medical & Health Technology & Services – 0.0%
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	$2,215,000	$ 2,171,581
Transportation - Services – 0.7%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$8,970,000	$ 8,952,867
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	8,338,000	7,784,414
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	1,149,000	1,004,276
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	2,923,000	2,349,188
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2033 (n)	4,735,000	2,493,851
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	31,276,636	9,226,608
		$31,811,204
Total Bonds (Identified Cost, $37,959,699)		$33,982,785

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Contingent Value Instruments – 0.2%
General Obligations - General Purpose – 0.2%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $6,255,352)	$10,974,302	$ 6,880,887
Escrow Interests (e) – 0.0%
Healthcare Revenue - Long Term Care – 0.0%
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.) (a)	$900,000	$ 200,700
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.) (a)	1,000,000	223,000
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A” (a)	2,070,000	461,610
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A” (a)	2,070,000	461,610
Total Escrow Interests (Identified Cost, $1,346,920)		$1,346,920
Preferred Stocks – 0.0%
Utilities - Electric Power – 0.0%
AES Guayama Holdings B.V. (x) (Identified Cost, $171,332)	65,897	$ 67,215
Mutual Funds (h) – 5.6%
Money Market Funds – 5.6%
MFS Institutional Money Market Portfolio, 4.41% (v) (Identified Cost, $266,700,095)	266,674,794	$ 266,728,129
Other Assets, Less Liabilities – (1.7)%		(80,672,793)
Net Assets – 100.0%		$4,744,772,265
(a)	Non-income producing security.
(d)	In default.
(e)	Escrow interests represent beneficial interests in liquidation proceedings. The interests cannot be sold and the amount and timing of related future payments, if any, cannot be predicted with certainty.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $266,728,129 and $4,558,716,929, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,047,250,675, representing 22.1% of net assets.
(q)	Interest received was less than stated coupon rate.
(r)	Scheduled interest payment was not received. Coupon payments are paid at the election of the issuer and any unpaid amounts are accumulated
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(x)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 7/01/2032	10/08/2020	$1,800,000	$30,375
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039	5/25/2017-6/01/2018	11,564,858	153,967

MFS Municipal High Income Fund
Portfolio of Investments – continued
Restricted Securities - continued	Acquisition Date	Cost	Value
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039	7/26/2019	$10,988,623	$126
California School Finance Authority, Charter School Rev. (Downtown College Prep - Obligated Group), 5%, 6/01/2046	4/22/2016	1,330,056	795,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 5.5%, 5/15/2025	6/30/2015	150,330	23
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035	6/30/2015	140,022	23
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035	1/15/2017	476,368	79
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044	12/16/2013-8/29/2018	4,219,388	790
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049	6/30/2015	366,506	61
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035	2/04/2021	10,339,350	7,756,088
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035	2/04/2021	4,216,606	3,163,097
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035	2/04/2021	4,207,635	3,156,367
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/01/2051	2/04/2021	3,838,940	2,880,180
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035	2/04/2021	2,643,668	1,983,159
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040	6/10/2020	4,397,628	4,434,637
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev., Taxable (Cherokee Industrial Landfill Project), “B”, 8%, 5/01/2029	6/10/2020	1,150,873	1,160,829
Total Restricted Securities			$25,514,801
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 1/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $4,805,984,505)	$4,558,716,929
Investments in affiliated issuers, at value (identified cost, $266,700,095)	266,728,129
Cash	2,009
Receivables for
Investments sold	1,534,029
Fund shares sold	13,022,510
Interest and dividends	46,588,954
Receivable from investment adviser	556,971
Receivable for floating rate certificates issued	24,615,000
Other assets	10,147
Total assets	$4,911,774,678
Liabilities
Payables for
Distributions	$2,262,654
Investments purchased	52,325,898
When-issued investments purchased	25,680,205
Fund shares reacquired	7,477,650
Interest expense and fees	479,754
Payable to the holders of the floating rate certificates	77,264,697
Payable to affiliates
Administrative services fee	3,345
Shareholder servicing costs	899,345
Distribution and service fees	3,291
Payable for independent Trustees' compensation	23
Accrued expenses and other liabilities	605,551
Total liabilities	$167,002,413
Net assets	$4,744,772,265
Net assets consist of
Paid-in capital	$5,286,074,405
Total distributable earnings (loss)	(541,302,140)
Net assets	$4,744,772,265
Shares of beneficial interest outstanding	631,837,250
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,779,818,073	236,911,541	$7.51
Class B	794,593	105,663	7.52
Class C	59,643,120	7,930,487	7.52
Class I	2,029,265,331	270,278,724	7.51
Class R6	875,251,148	116,610,835	7.51
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $7.84 [100 / 95.75 x $7.51]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 1/31/25 Net investment income (loss)
Income
Interest	$208,236,015
Dividends from affiliated issuers	6,718,144
Other	21,414
Total investment income	$214,975,573
Expenses
Management fee	$23,377,259
Distribution and service fees	674,703
Shareholder servicing costs	3,025,448
Administrative services fee	615,153
Independent Trustees' compensation	73,965
Custodian fee	357,923
Shareholder communications	291,559
Audit and tax fees	80,323
Legal fees	1,188,623
Interest expense and fees	1,037,102
Miscellaneous	367,444
Total expenses	$31,089,502
Fees paid indirectly	(2,131)
Reduction of expenses by investment adviser and distributor	(4,357,566)
Net expenses	$26,729,805
Net investment income (loss)	$188,245,768
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(33,979,934)
Affiliated issuers	7,505
Net realized gain (loss)	$(33,972,429)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$142,138,163
Affiliated issuers	21,718
Net unrealized gain (loss)	$142,159,881
Net realized and unrealized gain (loss)	$108,187,452
Change in net assets from operations	$296,433,220
See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	1/31/25	1/31/24
Change in net assets
From operations
Net investment income (loss)	$188,245,768	$179,665,439
Net realized gain (loss)	(33,972,429)	(25,166,866)
Net unrealized gain (loss)	142,159,881	(39,746,379)
Change in net assets from operations	$296,433,220	$114,752,194
Total distributions to shareholders	$(189,449,416)	$(190,541,648)
Change in net assets from fund share transactions	$333,477,301	$(43,666,702)
Total change in net assets	$440,461,105	$(119,456,156)
Net assets
At beginning of period	4,304,311,160	4,423,767,316
At end of period	$4,744,772,265	$4,304,311,160
See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$7.32	$7.44	$8.42	$8.62	$8.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.30	$0.28	$0.26	$0.30
Net realized and unrealized gain (loss)	0.19	(0.10)	(0.97)	(0.21)	(0.04)
Total from investment operations	$0.51	$0.20	$(0.69)	$0.05	$0.26
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.32)	$(0.29)	$(0.25)	$(0.30)
Net asset value, end of period (x)	$7.51	$7.32	$7.44	$8.42	$8.62
Total return (%) (r)(s)(t)(x)	7.07	2.87	(8.11)	0.58	3.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	0.68	0.67	0.63	0.65
Expenses after expense reductions (f)	0.60	0.60	0.62	0.62	0.64
Net investment income (loss)	4.25	4.20	3.67	2.94	3.65
Portfolio turnover rate	12	13	18	17	30
Net assets at end of period (000 omitted)	$1,779,818	$1,539,740	$1,585,048	$2,066,744	$1,971,228
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.58	0.58	0.60	0.61	0.62

See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Highlights - continued
Class B	Year ended
	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$7.33	$7.45	$8.42	$8.63	$8.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.25	$0.22	$0.19	$0.25
Net realized and unrealized gain (loss)	0.19	(0.10)	(0.95)	(0.21)	(0.05)
Total from investment operations	$0.45	$0.15	$(0.73)	$(0.02)	$0.20
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.27)	$(0.24)	$(0.19)	$(0.24)
Net asset value, end of period (x)	$7.52	$7.33	$7.45	$8.42	$8.63
Total return (%) (r)(s)(t)(x)	6.29	2.11	(8.67)	(0.28)	2.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	1.68	1.67	1.63	1.66
Expenses after expense reductions (f)	1.35	1.35	1.37	1.37	1.40
Net investment income (loss)	3.52	3.44	2.89	2.21	3.00
Portfolio turnover rate	12	13	18	17	30
Net assets at end of period (000 omitted)	$795	$1,642	$2,792	$5,096	$6,519
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.33	1.33	1.35	1.36	1.38
Class C	Year ended
	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$7.33	$7.45	$8.42	$8.63	$8.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.23	$0.20	$0.17	$0.22
Net realized and unrealized gain (loss)	0.20	(0.10)	(0.95)	(0.21)	(0.04)
Total from investment operations	$0.44	$0.13	$(0.75)	$(0.04)	$0.18
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.25)	$(0.22)	$(0.17)	$(0.22)
Net asset value, end of period (x)	$7.52	$7.33	$7.45	$8.42	$8.63
Total return (%) (r)(s)(t)(x)	6.01	1.85	(8.90)	(0.53)	2.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	1.68	1.67	1.63	1.66
Expenses after expense reductions (f)	1.60	1.60	1.62	1.62	1.64
Net investment income (loss)	3.26	3.20	2.65	1.95	2.69
Portfolio turnover rate	12	13	18	17	30
Net assets at end of period (000 omitted)	$59,643	$71,836	$92,366	$148,124	$167,087
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.58	1.58	1.60	1.61	1.63

See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Highlights - continued
Class I	Year ended
	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$7.32	$7.44	$8.41	$8.62	$8.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.30	$0.28	$0.25	$0.30
Net realized and unrealized gain (loss)	0.19	(0.10)	(0.96)	(0.21)	(0.04)
Total from investment operations	$0.51	$0.20	$(0.68)	$0.04	$0.26
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.32)	$(0.29)	$(0.25)	$(0.30)
Net asset value, end of period (x)	$7.51	$7.32	$7.44	$8.41	$8.62
Total return (%) (r)(s)(t)(x)	7.07	2.86	(8.01)	0.46	3.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	0.68	0.67	0.63	0.65
Expenses after expense reductions (f)	0.60	0.60	0.62	0.62	0.64
Net investment income (loss)	4.25	4.19	3.64	2.94	3.64
Portfolio turnover rate	12	13	18	17	30
Net assets at end of period (000 omitted)	$2,029,265	$1,835,036	$1,832,629	$2,792,475	$2,831,021
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.58	0.58	0.60	0.61	0.62
Class R6	Year ended
	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$7.32	$7.43	$8.41	$8.62	$8.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.31	$0.28	$0.26	$0.31
Net realized and unrealized gain (loss)	0.20	(0.10)	(0.96)	(0.21)	(0.03)
Total from investment operations	$0.52	$0.21	$(0.68)	$0.05	$0.28
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.32)	$(0.30)	$(0.26)	$(0.31)
Net asset value, end of period (x)	$7.51	$7.32	$7.43	$8.41	$8.62
Total return (%) (r)(s)(t)(x)	7.16	3.09	(8.06)	0.54	3.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	0.59	0.58	0.54	0.57
Expenses after expense reductions (f)	0.52	0.52	0.54	0.53	0.56
Net investment income (loss)	4.34	4.28	3.71	3.01	3.73
Portfolio turnover rate	12	13	18	17	30
Net assets at end of period (000 omitted)	$875,251	$856,058	$910,932	$1,802,449	$1,398,315
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.50	0.50	0.52	0.52	0.54

See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Municipal High Income Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Municipal High Income Fund (the fund) is a diversified series of MFS Series Trust III which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and certain distributions made by the fund could be taxable to shareholders. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the

MFS Municipal High Income Fund
Notes to Financial Statements  - continued
Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Netherlands	$—	$—	$67,215	$67,215
Municipal Bonds	—	4,524,666,929	—	4,524,666,929
U.S. Corporate Bonds	—	33,982,785	—	33,982,785
Investment Companies	266,728,129	—	—	266,728,129
Total	$266,728,129	$4,558,649,714	$67,215	$4,825,445,058
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

MFS Municipal High Income Fund
Notes to Financial Statements  - continued
Equity Securities
Balance as of 1/31/24	$—
Received as part of a corporate action	67,215
Balance as of 1/31/25	$67,215
At January 31, 2025, the fund held one level 3 security.
Inverse Floaters — The fund invests in municipal inverse floating rate securities in the form of self-deposited secondary market inverse floaters which have variable rates of interest that typically move in the opposite direction of short-term rates. A self-deposited secondary market inverse floater is created when the fund transfers a municipal bond from its portfolio to a special purpose trust (“the trust”) and causes the trust to issue (a) inverse floaters to be held by the fund and (b) floating rate certificates to be held by third parties. The floating rate certificates usually pay tax-exempt interest at short-term rates that reset weekly and the holders of those certificates typically have the option to tender at par plus accrued interest. Self-deposited secondary market inverse floaters are accounted for as secured borrowings, with the municipal bonds transferred to the trust being reflected as fund investments and the amounts owed to floating rate certificate holders being reflected as fund liabilities in the Statement of Assets and Liabilities as “Payable to the holders of the floating rate certificates”. The carrying value of that liability as reported in the fund’s Statement of Assets and Liabilities approximates its fair value which would be considered level 2 under the fair value hierarchy.
At January 31, 2025, the fund’s payable to the holders of the floating rate certificates was $77,264,697 and the related weighted average interest rate on the settled floating rate certificates issued by the trust was 2.26%. For the year ended January 31, 2025, the average payable to the holders of the settled floating rate certificates was $25,728,767 at a weighted average interest rate of 3.45%. Interest expense and fees, which are recorded as incurred, include interest payments made to the holders of the floating rate certificates and associated fees. For the year ended January 31, 2025, the related interest expense and fees amounted to $1,012,991 which is included in “Interest expense and fees” in the Statement of Operations.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.

MFS Municipal High Income Fund
Notes to Financial Statements  - continued
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended January 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 1/31/25	Year ended 1/31/24
Ordinary income (including any short-term capital gains)	$5,214,231	$—
Tax-exempt income	184,235,185	190,541,648
Total distributions	$189,449,416	$190,541,648
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/25
Cost of investments	$5,032,530,672
Gross appreciation	72,928,666
Gross depreciation	(357,278,977)
Net unrealized appreciation (depreciation)	$(284,350,311)
Undistributed ordinary income	1,082,443
Undistributed tax-exempt income	47,529,330
Capital loss carryforwards	(288,233,325)
Other temporary differences	(17,330,277)
Total distributable earnings (loss)	$(541,302,140)
As of January 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(113,980,303)
Long-Term	(174,253,022)
Total	$(288,233,325)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to

MFS Municipal High Income Fund
Notes to Financial Statements  - continued
differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 1/31/25	Year ended 1/31/24
Class A	$70,828,700	$67,419,066
Class B	41,173	80,937
Class C	2,179,664	2,755,380
Class I	79,731,534	80,857,988
Class R6	36,668,345	39,428,277
Total	$189,449,416	$190,541,648
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.50%
In excess of $5 billion and up to $10 billion	0.45%
In excess of $10 billion	0.425%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until May 31, 2026. For the year ended January 31, 2025, this management fee reduction amounted to $588,812, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended January 31, 2025 was equivalent to an annual effective rate of 0.52% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R6
0.59%	1.34%	1.59%	0.59%	0.50%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2026. For the year ended January 31, 2025, this reduction amounted to $3,765,853, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $59,537 for the year ended January 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

MFS Municipal High Income Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class B	0.75%	0.25%	1.00%	0.75%	$ 11,605
Class C	0.75%	0.25%	1.00%	1.00%	663,098
Total Distribution and Service Fees					$674,703
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended January 31, 2025 based on each class's average daily net assets. MFD has agreed in writing to reduce the Class B service fee rate to 0.00% for all Class B shares. This agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least May 31, 2026. For the year ended January 31, 2025, this waiver amounted to $2,901, which is included in the reduction of total expenses in the Statement of Operations. MFD has also voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. There were no service fee rebates for the year ended January 31, 2025.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended January 31, 2025, were as follows:
Amount
Class A	$73,062
Class B	494
Class C	5,133
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended January 31, 2025, the fee was $81,691, which equated to 0.0018% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended January 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,943,757.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended January 31, 2025 was equivalent to an annual effective rate of 0.0139% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $216 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the year ended January 31, 2025. The deferred retirement benefits compensation fee is accrued daily and paid monthly.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:

MFS Municipal High Income Fund
Notes to Financial Statements  - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class C	4	$27
8/19/2024	Redemption	Class I	3	20
During the year ended January 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $857,504 and $3,335,212, respectively. The sales transactions resulted in net realized gains (losses) of $(276,908).
(4)  Portfolio Securities
For the year ended January 31, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$9,396,953	$20,417
Non-U.S. Government securities	846,573,033	530,925,278
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 1/31/25		Year ended 1/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	60,186,282	$451,010,239	44,858,542	$321,634,643
Class B	54	398	569	4,094
Class C	1,138,103	8,529,945	1,300,694	9,367,765
Class I	93,774,892	700,610,324	129,458,747	923,200,790
Class R6	47,350,241	353,783,255	33,972,492	242,581,070
	202,449,572	$1,513,934,161	209,591,044	$1,496,788,362
Shares issued to shareholders in reinvestment of distributions
Class A	8,964,672	$66,978,538	8,836,263	$63,125,379
Class B	5,369	39,987	9,417	67,362
Class C	276,663	2,066,124	360,606	2,580,320
Class I	9,650,820	72,051,343	10,017,550	71,543,495
Class R6	3,415,071	25,456,872	3,928,361	28,039,099
	22,312,595	$166,592,864	23,152,197	$165,355,655
Shares reacquired
Class A	(42,537,768)	$(317,607,683)	(56,427,797)	$(403,229,230)
Class B	(123,801)	(924,937)	(160,840)	(1,141,378)
Class C	(3,285,132)	(24,559,990)	(4,261,338)	(30,530,762)
Class I	(83,921,371)	(622,874,865)	(135,155,441)	(962,032,393)
Class R6	(51,175,944)	(381,082,249)	(43,416,764)	(308,876,956)
	(181,044,016)	$(1,347,049,724)	(239,422,180)	$(1,705,810,719)
Net change
Class A	26,613,186	$200,381,094	(2,732,992)	$(18,469,208)
Class B	(118,378)	(884,552)	(150,854)	(1,069,922)
Class C	(1,870,366)	(13,963,921)	(2,600,038)	(18,582,677)
Class I	19,504,341	149,786,802	4,320,856	32,711,892
Class R6	(410,632)	(1,842,122)	(5,515,911)	(38,256,787)
	43,718,151	$333,477,301	(6,678,939)	$(43,666,702)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.

MFS Municipal High Income Fund
Notes to Financial Statements  - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended January 31, 2025, the fund’s commitment fee and interest expense were $20,852 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended January 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$136,805,918	$955,818,065	$825,925,077	$7,505	$21,718	$266,728,129
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,718,144	$—

MFS Municipal High Income Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Municipal High Income Fund and the Board of Trustees of MFS Series Trust III
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Municipal High Income Fund (the “Fund”) (one of the funds constituting MFS Series Trust III (the “Trust”)), including the portfolio of investments, as of January 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust III) at January 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
March 18, 2025

MFS Municipal High Income Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust III, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	6,103,576,367.180	184,066,747.420
John A. Caroselli	6,117,269,220.613	170,373,893.987
Maureen R. Goldfarb	6,120,705,314.972	166,937,799.628
Peter D. Jones	6,115,332,561.673	172,310,552.927
John P. Kavanaugh	6,116,623,125.144	171,019,989.456
James W. Kilman, Jr.	6,116,119,479.535	171,523,635.066
Clarence Otis, Jr.	6,108,094,766.950	179,548,347.650
Michael W. Roberge	6,123,772,322.700	163,870,791.900
Maryanne L. Roepke	6,129,285,277.566	158,357,837.035
Paula E. Smith	6,133,452,397.484	154,190,717.116
Laurie J. Thomsen	6,128,143,709.237	159,499,405.364
Darrell A. Williams	6,116,408,818.565	171,234,296.035

MFS Municipal High Income Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
Of the dividends paid from net investment income during the fiscal year, 97.25% is designated as exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Municipal High Income Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Municipal High Income Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Municipal High Income Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

MFS High Income Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS High Income Fund
Portfolio of Investments − 1/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 94.4%
Aerospace & Defense – 3.6%
Boeing Co., 5.805%, 5/01/2050	$6,012,000	$ 5,658,484
Bombardier, Inc., 7.5%, 2/01/2029 (n)	3,306,000	3,440,931
Bombardier, Inc., 8.75%, 11/15/2030 (n)	2,211,000	2,380,690
Bombardier, Inc., 7.25%, 7/01/2031 (n)	3,410,000	3,521,094
Bombardier, Inc., 7%, 6/01/2032 (n)	4,115,000	4,196,115
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	4,985,000	4,990,583
Moog, Inc., 4.25%, 12/15/2027 (n)	8,115,000	7,797,058
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)	4,867,000	5,384,440
TransDigm, Inc., 5.5%, 11/15/2027	6,679,000	6,614,578
TransDigm, Inc., 6.75%, 8/15/2028 (n)	5,682,000	5,782,679
TransDigm, Inc., 4.625%, 1/15/2029	5,570,000	5,272,204
TransDigm, Inc., 6.375%, 3/01/2029 (n)	3,383,000	3,416,901
TransDigm, Inc., 6.875%, 12/15/2030 (n)	11,437,000	11,715,091
		$70,170,848
Airlines – 0.6%
Air Canada, 3.875%, 8/15/2026 (n)	$6,403,000	$ 6,241,211
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)	5,747,119	5,733,068
		$11,974,279
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 5.862% ((SOFR - 3mo. + 0.26161%) + 1.3% Cash or PIK) to 4/26/2050 (a)(n)(p)	$934,443	$ 86
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “G”, CDO, FLR, 6.062% ((SOFR - 3mo. + 0.26161%) + 1.5% Cash or PIK) to 4/26/2050 (a)(n)(p)	2,985,601	274
		$360
Automotive – 1.6%
Adient Global Holdings Ltd., 7.5%, 2/15/2033 (n)(w)	$2,824,000	$ 2,861,639
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)	10,607,000	9,465,154
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)	4,578,000	4,551,211
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	6,156,000	5,016,838
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	4,742,000	4,123,977
Wabash National Corp., 4.5%, 10/15/2028 (n)	4,477,000	4,133,195
		$30,152,014
Broadcasting – 1.4%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)	$2,256,000	$ 2,136,865
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)	6,897,000	7,170,065
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	6,123,000	5,908,585
Nexstar Broadcasting, Inc., 4.75%, 11/01/2028 (n)	2,820,000	2,659,080
Univision Communications, Inc., 8%, 8/15/2028 (n)	3,409,000	3,484,891
Univision Communications, Inc., 8.5%, 7/31/2031 (n)	6,203,000	6,230,343
		$27,589,829
MFHFS-ANN
1

MFS High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.7%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	$6,928,000	$ 7,208,501
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)	5,477,000	6,018,697
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	2,613,000	2,619,671
Hightower Holding LLC, 6.75%, 4/15/2029 (n)	4,188,000	4,096,676
Hightower Holding LLC, 9.125%, 1/31/2030 (n)	2,538,000	2,674,459
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)	10,607,000	10,555,833
		$33,173,837
Building – 4.9%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)	$6,648,000	$ 6,146,276
AmeriTex Holdco Intermediate LLC, 10.25%, 10/15/2028 (n)	5,648,000	5,984,886
BCPE Ulysses Intermediate, Inc., 7.75% (7.75% Cash or 8.5% PIK), 4/01/2027 (n)(p)	2,240,000	2,210,195
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)	4,574,000	3,701,309
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)	2,240,000	2,235,732
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	6,874,000	6,142,134
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	8,864,000	8,434,952
Knife River Corp., 7.75%, 5/01/2031 (n)	6,781,000	7,088,030
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)	4,159,000	3,844,525
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)	1,632,000	1,651,692
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	6,748,000	6,423,564
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	6,961,000	6,795,534
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	2,167,000	2,215,268
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)	8,319,000	8,202,350
Standard Building Solutions, Inc., 6.5%, 8/15/2032 (n)	5,148,000	5,199,084
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	4,073,000	3,962,647
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	8,512,000	7,905,345
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	7,003,000	7,006,200
		$95,149,723
Business Services – 1.5%
athenahealth, Inc., 6.5%, 2/15/2030 (n)	$6,214,000	$ 6,012,293
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	5,519,000	5,416,834
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	4,980,000	4,893,986
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)	4,860,000	4,685,365
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)	2,246,000	2,249,953
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)	5,474,000	5,620,939
		$28,879,370
Cable TV – 5.2%
Cable One, Inc., 4%, 11/15/2030 (n)	$7,403,000	$ 6,052,132
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	19,427,000	17,994,511
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	12,898,000	11,734,542
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032	3,734,000	3,238,895
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	5,074,000	4,145,306
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	7,040,000	6,189,132
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	7,090,000	4,114,955
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	2,725,000	2,057,113
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)	2,409,000	2,382,890
DISH DBS Corp., 7.75%, 7/01/2026	3,709,000	3,242,707
DISH DBS Corp., 5.125%, 6/01/2029	3,990,000	2,624,381
DISH Network Corp., 11.75%, 11/15/2027 (n)	3,574,000	3,773,769
EchoStar Corp., 10.75%, 11/30/2029	5,644,534	6,084,695
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	6,957,000	6,058,059
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	8,803,000	8,401,965
2

MFS High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	$12,805,000	$ 11,645,775
		$99,740,827
Chemicals – 2.4%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)	$4,681,000	$ 4,888,368
Chemours Co., 4.625%, 11/15/2029 (n)	8,127,000	7,215,847
Chemours Co., 8%, 1/15/2033 (n)	2,243,000	2,224,417
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)	1,100,000	1,072,167
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	6,152,000	5,475,280
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	3,773,000	3,601,227
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	3,741,000	3,846,519
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)	7,556,000	7,327,051
SNF Group SACA, 3.375%, 3/15/2030 (n)	8,369,000	7,368,382
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)	3,426,000	3,623,807
		$46,643,065
Computer Software – 1.1%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)	$5,635,000	$ 5,712,735
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)	6,779,000	7,046,201
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	3,758,000	3,652,740
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	5,182,000	4,417,541
		$20,829,217
Computer Software - Systems – 1.3%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)	$3,416,000	$ 3,434,737
Sabre GLBL, Inc., 10.75%, 11/15/2029 (n)	2,416,000	2,492,512
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	9,700,000	9,674,720
Virtusa Corp., 7.125%, 12/15/2028 (n)	3,340,000	3,266,095
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)	5,361,000	5,482,877
		$24,350,941
Conglomerates – 2.3%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$2,949,000	$ 2,795,737
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	10,877,000	10,237,215
Chart Industries, Inc., 9.5%, 1/01/2031 (n)	3,194,000	3,443,704
Emerald Debt Merger, 6.625%, 12/15/2030 (n)	7,840,000	7,930,011
Gates Corp., 6.875%, 7/01/2029 (n)	4,484,000	4,586,020
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)	4,449,000	4,664,711
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	5,329,000	5,136,735
SPX Flow, Inc., 8.75%, 4/01/2030 (n)	5,638,000	5,858,085
		$44,652,218
Construction – 1.5%
Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)	$6,011,000	$ 6,060,993
Empire Communities Corp., 9.75%, 5/01/2029 (n)	6,271,000	6,537,823
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	2,218,000	2,173,025
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	4,490,000	4,192,141
Quikrete Holdings Inc., 6.375%, 3/01/2032 (n)(w)	5,650,000	5,664,069
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	4,737,000	4,536,430
		$29,164,481
3

MFS High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 2.6%
Acushnet Co., 7.375%, 10/15/2028 (n)	$5,546,000	$ 5,759,149
Amer Sports Co., 6.75%, 2/16/2031 (n)	7,585,000	7,785,601
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)	3,921,000	3,905,251
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)	3,952,000	4,115,910
Newell Brands, Inc., 6.375%, 5/15/2030	3,913,000	3,961,916
Newell Brands, Inc., 6.625%, 5/15/2032	3,371,000	3,404,288
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032	7,862,000	7,709,595
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	7,876,000	7,767,251
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	5,549,000	4,933,717
		$49,342,678
Consumer Services – 3.4%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	$5,693,000	$ 5,728,872
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)	3,555,000	3,289,309
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)	2,825,000	2,896,453
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	6,552,000	5,933,910
Garda World Security Corp., 8.375%, 11/15/2032 (n)	6,129,000	6,328,235
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	8,159,000	7,541,273
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)	5,608,000	5,595,033
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	2,603,000	2,112,616
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	4,534,000	3,511,049
Service Corp. International, 5.75%, 10/15/2032	6,585,000	6,470,499
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	9,139,000	8,407,225
TriNet Group, Inc., 7.125%, 8/15/2031 (n)	1,114,000	1,143,273
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)	5,784,000	5,780,838
		$64,738,585
Containers – 1.5%
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)	$7,700,000	$ 6,963,626
Ball Corp., 2.875%, 8/15/2030	9,014,000	7,807,446
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	2,087,000	1,885,519
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)	5,601,000	5,713,586
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	6,185,000	6,189,416
		$28,559,593
Electrical Equipment – 0.1%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$2,820,000	$ 2,537,438
Electronics – 0.7%
Diebold Nixdorf, Inc., 7.75%, 3/31/2030 (n)	$3,381,000	$ 3,499,964
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)	1,688,000	1,682,597
Entegris, Inc., 4.375%, 4/15/2028 (n)	3,145,000	3,030,073
Entegris, Inc., 3.625%, 5/01/2029 (n)	4,782,000	4,398,795
		$12,611,429
Energy - Independent – 4.5%
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)	$4,080,000	$ 4,267,150
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)	1,755,000	1,860,233
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)	4,057,000	4,278,764
CNX Resources Corp., 7.25%, 3/01/2032 (n)	4,514,000	4,603,106
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	8,795,000	8,631,965
Encino Acquisition Partners Holdings LLC, 8.75%, 5/01/2031 (n)	6,264,000	6,659,734
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)	6,161,000	6,269,600
4

MFS High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)	$6,202,000	$ 6,228,532
Matador Resources Co., 6.875%, 4/15/2028 (n)	6,316,000	6,432,587
Matador Resources Co., 6.5%, 4/15/2032 (n)	2,492,000	2,498,183
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	6,808,000	6,757,221
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	3,801,000	3,901,620
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)	2,501,000	2,507,050
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)	7,164,000	7,442,887
Viper Energy, Inc., 7.375%, 11/01/2031 (n)	2,809,000	2,937,857
Vital Energy, Inc., 7.875%, 4/15/2032 (n)	6,412,000	6,324,065
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)	5,639,000	5,565,976
		$87,166,530
Energy - Integrated – 0.3%
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)	$5,698,000	$ 5,887,708
Entertainment – 3.8%
Carnival Corp., 6.125%, 2/15/2033 (n)(w)	$2,822,000	$ 2,828,990
Life Time, Inc., 6%, 11/15/2031 (n)	6,177,000	6,178,100
Lindblad Expeditions Holdings, Inc., 9%, 5/15/2028 (n)	5,626,000	5,899,412
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	5,600,000	5,393,522
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	523,000	524,914
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)	5,562,000	5,593,770
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	3,670,000	3,727,303
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	4,682,000	4,683,278
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	5,102,000	5,117,112
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	2,781,000	2,760,377
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)	6,725,000	6,778,262
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	5,376,000	5,195,435
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	7,843,000	8,012,591
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)	2,142,000	2,138,012
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	7,355,000	7,280,976
		$72,112,054
Financial Institutions – 4.6%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$6,915,454	$ 6,811,722
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	8,390,000	8,490,923
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	2,721,000	2,899,389
Encore Capital Group, Inc., 9.25%, 4/01/2029 (n)	4,356,000	4,668,251
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	4,351,000	4,373,995
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	5,047,000	5,267,801
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	6,782,000	6,629,061
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	3,995,000	4,168,175
FTAI Aviation Ltd., 7%, 6/15/2032 (n)	2,203,000	2,233,424
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	3,950,000	4,054,644
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)	2,242,000	2,288,644
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)	5,406,000	5,777,236
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	6,910,000	6,900,807
Nationstar Mortgage Holdings, Inc., 6.5%, 8/01/2029 (n)	4,506,000	4,516,323
OneMain Finance Corp., 6.625%, 5/15/2029	5,444,000	5,530,966
OneMain Finance Corp., 5.375%, 11/15/2029	6,573,000	6,380,018
OneMain Finance Corp., 7.5%, 5/15/2031	3,864,000	4,018,684
SLM Corp., 6.5%, 1/31/2030	3,600,000	3,633,750
		$88,643,813
5

MFS High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 3.3%
B&G Foods, Inc., 8%, 9/15/2028 (n)	$5,277,000	$ 5,468,402
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)	4,830,000	5,041,834
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)	4,331,000	4,477,193
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)	3,561,000	3,710,227
Performance Food Group Co., 5.5%, 10/15/2027 (n)	7,373,000	7,333,238
Performance Food Group, Inc., 6.125%, 9/15/2032 (n)	4,352,000	4,361,144
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	9,362,000	8,708,493
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	2,481,000	2,417,722
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	9,662,000	9,126,638
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	9,405,000	9,095,800
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	1,462,000	1,421,270
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)	2,798,000	2,735,371
		$63,897,332
Forest & Paper Products – 0.7%
Graphic Packaging International LLC, 6.375%, 7/15/2032 (n)	$8,404,000	$ 8,478,468
Veritiv Operating Co., 10.5%, 11/30/2030 (n)	4,517,000	4,909,017
		$13,387,485
Gaming & Lodging – 4.0%
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)	$4,114,000	$ 4,240,345
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	5,873,000	5,871,118
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	11,671,000	11,529,242
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	11,549,000	11,184,820
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	6,405,000	5,631,826
Melco Resorts Finance Ltd., 5.375%, 12/04/2029	9,017,000	8,311,531
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	10,185,000	9,785,536
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	7,553,000	7,392,551
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	4,044,000	3,902,403
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	6,975,000	6,760,251
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)	1,693,000	1,770,255
		$76,379,878
Industrial – 1.2%
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	$4,435,000	$ 4,518,817
APi Escrow Corp., 4.75%, 10/15/2029 (n)	10,208,000	9,684,917
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)	2,256,000	2,284,130
Williams Scotsman, Inc., 4.625%, 8/15/2028 (n)	6,862,000	6,741,955
		$23,229,819
Insurance - Property & Casualty – 3.6%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)	$4,522,000	$ 4,694,306
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	5,048,000	4,868,136
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	4,223,000	4,062,437
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	4,843,000	4,927,919
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)	8,416,000	8,417,793
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)	2,802,000	2,834,428
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	3,999,000	3,808,885
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)	2,734,000	2,814,544
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)	8,233,000	8,421,379
Hub International Ltd., 5.625%, 12/01/2029 (n)	2,709,000	2,656,570
Hub International Ltd., 7.25%, 6/15/2030 (n)	8,349,000	8,632,691
Hub International Ltd., 7.375%, 1/31/2032 (n)	3,927,000	4,037,986
6

MFS High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	$8,655,000	$ 8,863,317
		$69,040,391
Machinery & Tools – 1.0%
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	$11,394,000	$ 11,997,574
The Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)	3,891,000	4,044,772
United Rentals North America, Inc., 6.125%, 3/15/2034 (n)	2,796,000	2,800,558
		$18,842,904
Medical & Health Technology & Services – 5.6%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$8,025,000	$ 7,424,985
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	5,690,000	5,501,013
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	4,656,000	4,874,646
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	9,848,000	9,093,705
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	4,048,000	4,021,995
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	3,247,000	2,129,245
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	13,095,000	11,164,421
Concentra, Inc., 6.875%, 7/15/2032 (n)	6,095,000	6,302,547
Encompass Health Corp., 5.75%, 9/15/2025	673,000	672,228
Encompass Health Corp., 4.75%, 2/01/2030	6,647,000	6,394,197
Encompass Health Corp., 4.625%, 4/01/2031	2,297,000	2,149,887
IQVIA, Inc., 5%, 5/15/2027 (n)	7,775,000	7,700,215
IQVIA, Inc., 6.5%, 5/15/2030 (n)	4,200,000	4,285,289
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)	3,540,000	3,776,430
Lifepoint Health, Inc., 11%, 10/15/2030 (n)	3,548,000	3,922,921
Lifepoint Health, Inc., 10%, 6/01/2032 (n)	2,253,000	2,196,340
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	4,636,000	4,624,452
Tenet Healthcare Corp., 6.125%, 10/01/2028	4,035,000	4,037,163
Tenet Healthcare Corp., 4.375%, 1/15/2030	1,948,000	1,822,440
Tenet Healthcare Corp., 6.125%, 6/15/2030	9,947,000	9,982,817
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	5,530,000	5,623,479
		$107,700,415
Medical Equipment – 0.9%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	$2,597,000	$ 2,775,603
Medline Borrower LP, 3.875%, 4/01/2029 (n)	2,747,000	2,563,241
Medline Borrower LP, 5.25%, 10/01/2029 (n)	8,001,000	7,752,425
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	4,359,000	4,429,276
		$17,520,545
Metals & Mining – 2.2%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$5,859,000	$ 5,569,154
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	17,160,000	15,657,362
Novelis Corp., 4.75%, 1/30/2030 (n)	6,573,000	6,175,930
Novelis Corp., 3.875%, 8/15/2031 (n)	3,282,000	2,874,959
Novelis Inc., 6.875%, 1/30/2030 (n)	3,386,000	3,466,450
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	2,962,036	2,303,011
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)	5,586,000	5,718,254
		$41,765,120
7

MFS High Income Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – 6.1%
Buckeye Partners LP, 6.75%, 2/01/2030 (n)		$3,384,000	$ 3,442,507
Buckeye Partners LP, 5.85%, 11/15/2043		602,000	527,730
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)		6,972,000	7,312,261
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		6,154,000	5,818,090
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		8,390,000	7,760,424
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029		2,229,000	2,281,172
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		5,808,000	5,762,618
NFE Financing LLC, 12%, 11/15/2029 (n)		3,951,174	4,123,965
NuStar Logistics LP, 6.375%, 10/01/2030		6,665,000	6,787,713
Prairie Acquiror LP, 9%, 8/01/2029 (n)		5,070,000	5,243,151
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		5,645,000	5,491,200
Sunoco LP, 7.25%, 5/01/2032 (n)		6,707,000	6,997,990
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		9,348,000	9,144,176
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		3,631,000	3,695,897
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		6,156,000	5,694,475
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		5,832,000	5,272,445
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		4,929,000	5,151,047
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		5,961,000	6,644,757
Venture Global LNG, Inc., 7%, 1/15/2030 (n)		2,765,000	2,826,048
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		8,844,000	9,307,965
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		6,961,000	7,253,870
			$116,539,501
Network & Telecom – 1.3%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$2,635,000	$ 2,060,512
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		7,285,000	7,334,283
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		7,862,000	8,003,956
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	1,568,000	1,667,309
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		2,469,000	2,751,008
Windstream Services, LLC / Windstream Escrow, 8.25%, 10/01/2031 (n)		$2,256,000	2,335,008
			$24,152,076
Oil Services – 1.1%
Archrock Partners LP, 6.625%, 9/01/2032 (n)		$5,056,000	$ 5,125,262
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		6,544,000	6,196,558
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		6,557,000	6,709,962
Valaris Ltd., 8.375%, 4/30/2030 (n)		2,786,000	2,861,091
			$20,892,873
Pharmaceuticals – 0.7%
1375209 B.C. Ltd., 9%, 1/30/2028 (n)		$2,717,000	$ 2,720,948
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		3,164,000	2,563,265
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		2,314,000	1,226,420
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		6,602,000	6,261,862
			$12,772,495
Pollution Control – 0.6%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$6,139,000	$ 5,844,772
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		1,775,000	1,841,392
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		3,677,000	3,759,655
			$11,445,819
8

MFS High Income Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Precious Metals & Minerals – 0.8%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$2,239,000	$ 2,177,235
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		6,698,000	6,610,597
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		6,204,000	6,077,178
			$14,865,010
Real Estate - Healthcare – 0.2%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$2,202,000	$ 1,971,965
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)(w)		2,260,000	2,295,048
			$4,267,013
Real Estate - Other – 1.1%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$5,528,000	$ 5,281,134
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		9,468,000	9,816,943
XHR LP, REIT, 4.875%, 6/01/2029 (n)		6,994,000	6,645,604
			$21,743,681
Restaurants – 0.8%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$3,342,000	$ 3,387,518
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		3,919,000	3,548,826
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		6,150,000	5,793,131
New Red Finance, Inc., 5.625%, 9/15/2029 (n)		2,801,000	2,789,073
			$15,518,548
Retailers – 2.0%
L Brands, Inc., 6.625%, 10/01/2030 (n)		$7,303,000	$ 7,435,524
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		5,480,000	5,368,358
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		3,921,000	3,801,270
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	3,305,000	2,588,615
Parkland Corp., 4.625%, 5/01/2030 (n)		$10,124,000	9,423,127
Parkland Corp., 6.625%, 8/15/2032 (n)		1,109,000	1,111,593
Penske Automotive Group Co., 3.75%, 6/15/2029		7,343,000	6,789,999
Saks Global Enterprises, 11%, 12/15/2029 (n)		2,809,000	2,689,910
			$39,208,396
Specialty Stores – 1.2%
Carvana Co., 12% (9% Cash or 12% PIK) to 8/15/2025, 9% Cash to 12/01/2028 (n)(p)		$1,906,905	$ 1,946,077
Carvana Co., 14% (9% Cash or 14% PIK) to 8/15/2025, 9% Cash to 6/01/2031 (n)(p)		6,740,615	7,659,806
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		3,144,000	2,444,916
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		3,524,000	2,213,532
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		9,020,000	8,990,890
			$23,255,221
Supermarkets – 0.4%
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$7,628,000	$ 7,928,322
Telecommunications - Wireless – 1.3%
Altice France S.A., 5.5%, 1/15/2028 (n)		$4,925,000	$ 3,984,667
Altice France S.A., 5.125%, 7/15/2029 (n)		1,913,000	1,522,268
SBA Communications Corp., 3.875%, 2/15/2027		4,095,000	3,962,300
SBA Communications Corp., 3.125%, 2/01/2029		9,185,000	8,356,529
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	597,000	661,157
9

MFS High Income Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$5,532,000	$ 5,905,410
			$24,392,331
Telephone Services – 0.5%
Level 3 Financing, Inc., 11%, 11/15/2029 (n)		$3,385,454	$ 3,838,059
Level 3 Financing, Inc., 3.875%, 10/15/2030 (n)		3,667,575	2,859,315
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		2,257,000	2,059,030
			$8,756,404
Transportation - Services – 0.3%
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)	EUR	4,875,000	$ 5,270,744
Utilities - Electric Power – 2.9%
Calpine Corp., 4.5%, 2/15/2028 (n)		$6,433,000	$ 6,241,451
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		12,601,000	11,157,654
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		2,316,000	2,016,734
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		3,689,000	3,499,976
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)		5,104,000	5,135,201
PG&E Corp., 5.25%, 7/01/2030		9,611,000	9,038,567
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055		2,820,000	2,739,911
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		2,608,000	2,596,460
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		9,577,000	9,228,413
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		4,171,000	3,852,529
			$55,506,896
Total Bonds (Identified Cost, $1,819,379,569)			$1,812,350,056
Exchange-Traded Funds – 1.0%
Fixed Income ETFs – 1.0%
Invesco Senior Loan Fund ETF (Identified Cost, $19,022,626)		899,500	$ 18,934,475
Common Stocks – 0.1%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)		57,908	$ 1,867,533
Oil Services – 0.0%
LTRI Holdings LP (a)(u)		3,250	$ 739,603
Total Common Stocks (Identified Cost, $3,076,608)			$2,607,136
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14	N/A	62,563	$ 22,108

10

MFS High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 3.4%
Money Market Funds – 3.4%
MFS Institutional Money Market Portfolio, 4.41% (v) (Identified Cost, $66,125,555)	66,123,947	$ 66,137,172
Other Assets, Less Liabilities – 1.1%		20,172,895
Net Assets – 100.0%		$1,920,223,842
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $66,137,172 and $1,833,913,775, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,637,042,722, representing 85.3% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 1/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	448,617	USD	546,380	Citibank N.A.	4/16/2025	$9,732
USD	559,149	GBP	448,617	Deutsche Bank AG	4/16/2025	3,037
						$12,769
Liability Derivatives
EUR	3,075,811	USD	3,216,340	Barclays Bank PLC	4/16/2025	$(14,513)
USD	3,111,644	EUR	3,007,995	Barclays Bank PLC	4/16/2025	(19,588)
USD	8,854,231	EUR	8,570,427	Deutsche Bank AG	4/16/2025	(67,326)
USD	2,951,506	EUR	2,856,809	HSBC Bank	4/16/2025	(22,346)
USD	5,900,728	EUR	5,713,618	State Street Corp.	4/16/2025	(46,977)
						$(170,750)
See Notes to Financial Statements
11

MFS High Income Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 1/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,841,478,803)	$1,833,913,775
Investments in affiliated issuers, at value (identified cost, $66,125,555)	66,137,172
Cash	185,575
Receivables for
Forward foreign currency exchange contracts	12,769
When-issued investments sold	568,230
Investments sold	5,195,318
Fund shares sold	2,727,697
Interest and dividends	31,289,185
Other assets	4,587
Total assets	$1,940,034,308
Liabilities
Payables for
Distributions	$104,158
Forward foreign currency exchange contracts	170,750
Investments purchased	3,135,236
When-issued investments purchased	14,195,352
Fund shares reacquired	1,763,434
Payable to affiliates
Investment adviser	46,138
Administrative services fee	1,535
Shareholder servicing costs	207,948
Distribution and service fees	10,416
Payable for independent Trustees' compensation	892
Accrued expenses and other liabilities	174,607
Total liabilities	$19,810,466
Net assets	$1,920,223,842
Net assets consist of
Paid-in capital	$2,170,244,142
Total distributable earnings (loss)	(250,020,300)
Net assets	$1,920,223,842
Shares of beneficial interest outstanding	617,812,845
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$712,965,840	229,276,976	$3.11
Class B	1,338,661	429,968	3.11
Class C	10,124,680	3,246,360	3.12
Class I	136,995,464	44,191,676	3.10
Class R1	825,735	265,322	3.11
Class R2	1,060,754	342,976	3.09
Class R3	676,951	218,385	3.10
Class R4	189,791	60,881	3.12
Class R6	1,056,045,966	339,780,301	3.11
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $3.25 [100 / 95.75 x $3.11]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

MFS High Income Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 1/31/25 Net investment income (loss)
Income
Interest	$119,580,543
Dividends from affiliated issuers	3,994,380
Dividends from unaffiliated issuers	2,002,715
Other	1,066,226
Total investment income	$126,643,864
Expenses
Management fee	$8,420,475
Distribution and service fees	1,839,213
Shareholder servicing costs	1,134,118
Administrative services fee	274,083
Independent Trustees' compensation	34,166
Custodian fee	109,740
Shareholder communications	158,871
Audit and tax fees	101,977
Legal fees	9,155
Miscellaneous	267,207
Total expenses	$12,349,005
Fees paid indirectly	(5,171)
Reduction of expenses by investment adviser and distributor	(247,991)
Net expenses	$12,095,843
Net investment income (loss)	$114,548,021
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(15,497,434)
Affiliated issuers	(4,482)
Forward foreign currency exchange contracts	1,553,310
Foreign currency	(68,165)
Net realized gain (loss)	$(14,016,771)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$45,317,425
Affiliated issuers	6,219
Forward foreign currency exchange contracts	(288,211)
Translation of assets and liabilities in foreign currencies	12,564
Net unrealized gain (loss)	$45,047,997
Net realized and unrealized gain (loss)	$31,031,226
Change in net assets from operations	$145,579,247
See Notes to Financial Statements
13

MFS High Income Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	1/31/25	1/31/24
Change in net assets
From operations
Net investment income (loss)	$114,548,021	$100,990,610
Net realized gain (loss)	(14,016,771)	(71,085,577)
Net unrealized gain (loss)	45,047,997	108,668,301
Change in net assets from operations	$145,579,247	$138,573,334
Total distributions to shareholders	$(116,241,451)	$(104,124,037)
Change in net assets from fund share transactions	$108,066,803	$(5,174,694)
Total change in net assets	$137,404,599	$29,274,603
Net assets
At beginning of period	1,782,819,243	1,753,544,640
At end of period	$1,920,223,842	$1,782,819,243
See Notes to Financial Statements
14

MFS High Income Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$3.06	$3.00	$3.31	$3.44	$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.17	$0.14	$0.13	$0.14
Net realized and unrealized gain (loss)	0.06	0.06	(0.30)	(0.11)	0.01
Total from investment operations	$0.24	$0.23	$(0.16)	$0.02	$0.15
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.17)	$(0.15)	$(0.15)	$(0.15)
Net asset value, end of period (x)	$3.11	$3.06	$3.00	$3.31	$3.44
Total return (%) (r)(s)(t)(x)	7.98	8.13	(4.60)	0.48	4.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	0.88	0.89	0.90	0.93
Expenses after expense reductions (f)	0.86	0.87	0.87	0.89	0.91
Net investment income (loss)	5.98	5.68	4.69	3.88	4.34
Portfolio turnover rate	57	48	33	64	50
Net assets at end of period (000 omitted)	$712,966	$659,654	$625,602	$679,622	$612,075
Class B	Year ended
	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$3.06	$3.00	$3.31	$3.44	$3.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.15	$0.12	$0.11	$0.12
Net realized and unrealized gain (loss)	0.05	0.06	(0.30)	(0.12)	0.00(w)
Total from investment operations	$0.21	$0.21	$(0.18)	$(0.01)	$0.12
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.15)	$(0.13)	$(0.12)	$(0.13)
Net asset value, end of period (x)	$3.11	$3.06	$3.00	$3.31	$3.44
Total return (%) (r)(s)(t)(x)	7.18	7.34	(5.31)	(0.28)	3.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	1.63	1.64	1.65	1.68
Expenses after expense reductions (f)	1.61	1.62	1.62	1.64	1.67
Net investment income (loss)	5.26	4.93	3.91	3.15	3.63
Portfolio turnover rate	57	48	33	64	50
Net assets at end of period (000 omitted)	$1,339	$2,315	$2,986	$4,729	$6,914

See Notes to Financial Statements
15

MFS High Income Fund
Financial Highlights - continued
Class C	Year ended
	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$3.07	$3.01	$3.32	$3.45	$3.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.15	$0.12	$0.11	$0.12
Net realized and unrealized gain (loss)	0.05	0.06	(0.30)	(0.12)	0.01
Total from investment operations	$0.21	$0.21	$(0.18)	$(0.01)	$0.13
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.15)	$(0.13)	$(0.12)	$(0.13)
Net asset value, end of period (x)	$3.12	$3.07	$3.01	$3.32	$3.45
Total return (%) (r)(s)(t)(x)	7.18	7.32	(5.29)	(0.27)	3.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	1.63	1.64	1.65	1.68
Expenses after expense reductions (f)	1.61	1.62	1.62	1.64	1.67
Net investment income (loss)	5.23	4.93	3.92	3.15	3.61
Portfolio turnover rate	57	48	33	64	50
Net assets at end of period (000 omitted)	$10,125	$9,778	$11,888	$16,636	$21,918
Class I	Year ended
	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$3.05	$2.99	$3.30	$3.43	$3.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.17	$0.15	$0.14	$0.15
Net realized and unrealized gain (loss)	0.05	0.07	(0.30)	(0.11)	0.01
Total from investment operations	$0.24	$0.24	$(0.15)	$0.03	$0.16
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.18)	$(0.16)	$(0.16)	$(0.16)
Net asset value, end of period (x)	$3.10	$3.05	$2.99	$3.30	$3.43
Total return (%) (r)(s)(t)(x)	8.25	8.41	(4.38)	0.71	4.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	0.63	0.63	0.65	0.68
Expenses after expense reductions (f)	0.61	0.62	0.62	0.64	0.66
Net investment income (loss)	6.23	5.91	4.93	4.13	4.55
Portfolio turnover rate	57	48	33	64	50
Net assets at end of period (000 omitted)	$136,995	$127,672	$189,210	$208,682	$216,905

See Notes to Financial Statements
16

MFS High Income Fund
Financial Highlights - continued
Class R1	Year ended
	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$3.06	$3.00	$3.31	$3.44	$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.15	$0.12	$0.11	$0.12
Net realized and unrealized gain (loss)	0.05	0.06	(0.30)	(0.12)	0.01
Total from investment operations	$0.21	$0.21	$(0.18)	$(0.01)	$0.13
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.15)	$(0.13)	$(0.12)	$(0.13)
Net asset value, end of period (x)	$3.11	$3.06	$3.00	$3.31	$3.44
Total return (%) (r)(s)(t)(x)	7.18	7.33	(5.32)	(0.28)	3.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	1.63	1.64	1.65	1.68
Expenses after expense reductions (f)	1.61	1.62	1.62	1.64	1.67
Net investment income (loss)	5.23	4.93	3.94	3.14	3.60
Portfolio turnover rate	57	48	33	64	50
Net assets at end of period (000 omitted)	$826	$775	$695	$946	$957
Class R2	Year ended
	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$3.04	$2.98	$3.29	$3.43	$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.16	$0.13	$0.13	$0.14
Net realized and unrealized gain (loss)	0.05	0.07	(0.29)	(0.13)	(0.01)
Total from investment operations	$0.23	$0.23	$(0.16)	$0.00	$0.13
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.17)	$(0.15)	$(0.14)	$(0.14)
Net asset value, end of period (x)	$3.09	$3.04	$2.98	$3.29	$3.43
Total return (%) (r)(s)(t)(x)	7.73	7.88	(4.90)	(0.09)	4.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	1.13	1.14	1.16	1.18
Expenses after expense reductions (f)	1.11	1.12	1.12	1.15	1.17
Net investment income (loss)	5.75	5.43	4.44	3.67	4.10
Portfolio turnover rate	57	48	33	64	50
Net assets at end of period (000 omitted)	$1,061	$1,485	$1,606	$2,029	$13,943

See Notes to Financial Statements
17

MFS High Income Fund
Financial Highlights - continued
Class R3	Year ended
	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$3.05	$2.99	$3.30	$3.43	$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.17	$0.14	$0.13	$0.14
Net realized and unrealized gain (loss)	0.06	0.06	(0.30)	(0.11)	0.00(w)
Total from investment operations	$0.24	$0.23	$(0.16)	$0.02	$0.14
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.17)	$(0.15)	$(0.15)	$(0.15)
Net asset value, end of period (x)	$3.10	$3.05	$2.99	$3.30	$3.43
Total return (%) (r)(s)(t)(x)	8.00	8.14	(4.63)	0.46	4.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	0.88	0.89	0.90	0.93
Expenses after expense reductions (f)	0.86	0.87	0.87	0.89	0.92
Net investment income (loss)	6.00	5.68	4.60	3.90	4.31
Portfolio turnover rate	57	48	33	64	50
Net assets at end of period (000 omitted)	$677	$909	$1,295	$2,574	$2,929
Class R4	Year ended
	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$3.06	$3.00	$3.31	$3.44	$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.18	$0.15	$0.14	$0.15
Net realized and unrealized gain (loss)	0.07	0.06	(0.30)	(0.11)	0.01
Total from investment operations	$0.26	$0.24	$(0.15)	$0.03	$0.16
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.18)	$(0.16)	$(0.16)	$(0.16)
Net asset value, end of period (x)	$3.12	$3.06	$3.00	$3.31	$3.44
Total return (%) (r)(s)(t)(x)	8.59	8.39	(4.35)	0.72	4.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	0.63	0.64	0.65	0.68
Expenses after expense reductions (f)	0.61	0.62	0.62	0.64	0.67
Net investment income (loss)	6.27	5.93	4.95	4.15	4.63
Portfolio turnover rate	57	48	33	64	50
Net assets at end of period (000 omitted)	$190	$415	$362	$371	$555

See Notes to Financial Statements
18

MFS High Income Fund
Financial Highlights - continued
Class R6	Year ended
	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$3.06	$3.00	$3.31	$3.44	$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.18	$0.15	$0.15	$0.16
Net realized and unrealized gain (loss)	0.05	0.06	(0.30)	(0.12)	0.00(w)
Total from investment operations	$0.25	$0.24	$(0.15)	$0.03	$0.16
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.18)	$(0.16)	$(0.16)	$(0.16)
Net asset value, end of period (x)	$3.11	$3.06	$3.00	$3.31	$3.44
Total return (%) (r)(s)(t)(x)	8.37	8.52	(4.25)	0.84	5.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	0.52	0.52	0.54	0.57
Expenses after expense reductions (f)	0.51	0.51	0.51	0.53	0.56
Net investment income (loss)	6.34	6.04	5.05	4.25	4.69
Portfolio turnover rate	57	48	33	64	50
Net assets at end of period (000 omitted)	$1,056,046	$979,817	$919,902	$1,048,137	$1,123,867
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
19

MFS High Income Fund
Notes to Financial Statements
(1)  Business and Organization
MFS High Income Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask
20

MFS High Income Fund
Notes to Financial Statements  - continued
quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:
21

MFS High Income Fund
Notes to Financial Statements  - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Luxembourg	$—	$1,867,533	$—	$1,867,533
United States	—	—	739,603	739,603
United Kingdom	—	22,108	—	22,108
U.S. Corporate Bonds	—	1,528,266,310	—	1,528,266,310
Commercial Mortgage-Backed Securities	—	360	—	360
Foreign Bonds	—	284,083,386	—	284,083,386
Investment Companies	85,071,647	—	—	85,071,647
Total	$85,071,647	$1,814,239,697	$739,603	$1,900,050,947
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$12,769	$—	$12,769
Forward Foreign Currency Exchange Contracts – Liabilities	—	(170,750)	—	(170,750)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/24	$1,645,052
Change in unrealized appreciation or depreciation	(905,449)
Balance as of 1/31/25	$739,603
At January 31, 2025, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party.  The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$12,769	$(170,750)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended January 31, 2025 as reported in the Statement of Operations:
22

MFS High Income Fund
Notes to Financial Statements  - continued
Risk	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Foreign Exchange	$1,553,310	$—
Equity	—	(1,267,143)
Total	$1,553,310	$(1,267,143)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended January 31, 2025 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Foreign Exchange	$(288,211)	$—
Equity	—	776,853
Total	$(288,211)	$776,853
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time.  Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
23

MFS High Income Fund
Notes to Financial Statements  - continued
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended January 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
24

MFS High Income Fund
Notes to Financial Statements  - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 1/31/25	Year ended 1/31/24
Ordinary income (including any short-term capital gains)	$116,241,451	$104,124,037
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/25
Cost of investments	$1,913,921,383
Gross appreciation	33,113,029
Gross depreciation	(47,141,446)
Net unrealized appreciation (depreciation)	$(14,028,417)
Undistributed ordinary income	8,724,738
Capital loss carryforwards	(234,865,629)
Other temporary differences	(9,850,992)
Total distributable earnings (loss)	$(250,020,300)
As of January 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(19,426,130)
Long-Term	(215,439,499)
Total	$(234,865,629)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees.  The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class.  The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses.  Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
25

MFS High Income Fund
Notes to Financial Statements  - continued
	Year ended 1/31/25	Year ended 1/31/24
Class A	$41,382,629	$36,868,951
Class B	97,960	133,055
Class C	534,527	557,765
Class I	8,153,545	8,617,330
Class R1	43,760	36,949
Class R2	80,260	82,056
Class R3	43,059	58,047
Class R4	14,821	21,868
Class R6	65,890,890	57,748,016
Total	$116,241,451	$104,124,037
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.4 billion	0.46%
In excess of $1.4 billion and up to $3 billion	0.44%
In excess of $3 billion	0.42%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until May 31, 2026. For the year ended January 31, 2025, this management fee reduction amounted to $246,105, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended January 31, 2025 was equivalent to an annual effective rate of 0.44% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $23,332 for the year ended January 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
26

MFS High Income Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,703,672
Class B	0.75%	0.25%	1.00%	1.00%	18,327
Class C	0.75%	0.25%	1.00%	1.00%	100,356
Class R1	0.75%	0.25%	1.00%	1.00%	8,212
Class R2	0.25%	0.25%	0.50%	0.50%	6,875
Class R3	—	0.25%	0.25%	0.25%	1,771
Total Distribution and Service Fees					$1,839,213
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended January 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended January 31, 2025, this rebate amounted to $1,886 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended January 31, 2025, were as follows:
Amount
Class A	$24,376
Class B	1,163
Class C	228
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended January 31, 2025, the fee was $196,383, which equated to 0.0106% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended January 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $937,735.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended January 31, 2025 was equivalent to an annual effective rate of 0.0148% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,851 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the year ended January 31, 2025. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $881 at January 31, 2025, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities. The deferred retirement benefits compensation fee is accrued daily and paid monthly.
27

MFS High Income Fund
Notes to Financial Statements  - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$9
8/19/2024	Redemption	Class B	2	7
8/19/2024	Redemption	Class C	2	7
8/19/2024	Redemption	Class I	8	25
8/19/2024	Redemption	Class R2	9	29
(4)  Portfolio Securities
For the year ended January 31, 2025, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, aggregated $1,125,393,982 and $991,352,229, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 1/31/25		Year ended 1/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	38,099,811	$117,402,511	32,906,809	$97,748,923
Class B	12,534	38,296	41,018	123,801
Class C	1,207,135	3,721,076	855,472	2,563,892
Class I	12,869,121	39,559,800	14,751,784	43,491,363
Class R1	18,847	57,964	30,778	92,265
Class R2	36,178	110,532	36,749	108,254
Class R3	64,381	197,956	56,541	166,675
Class R4	18,914	58,938	20,211	60,740
Class R6	34,463,843	106,148,451	31,948,406	95,106,948
	86,790,764	$267,295,524	80,647,768	$239,462,861
Shares issued to shareholders in reinvestment of distributions
Class A	13,197,583	$40,639,973	12,126,417	$36,021,744
Class B	30,780	94,733	43,013	127,859
Class C	166,505	514,254	182,253	543,056
Class I	2,571,029	7,894,015	2,529,275	7,487,313
Class R1	14,195	43,760	12,416	36,937
Class R2	26,218	80,244	27,775	82,052
Class R3	14,035	43,053	19,570	57,975
Class R4	4,801	14,771	7,354	21,867
Class R6	21,294,580	65,552,904	19,346,197	57,466,471
	37,319,726	$114,877,707	34,294,270	$101,845,274
28

MFS High Income Fund
Notes to Financial Statements  - continued
	Year ended 1/31/25		Year ended 1/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(37,561,985)	$(115,626,833)	(38,164,982)	$(113,144,522)
Class B	(368,713)	(1,136,755)	(323,278)	(953,524)
Class C	(1,312,677)	(4,039,981)	(1,806,183)	(5,407,020)
Class I	(13,097,485)	(40,074,297)	(38,737,942)	(114,134,783)
Class R1	(20,723)	(64,132)	(21,762)	(65,749)
Class R2	(207,257)	(638,252)	(115,257)	(338,280)
Class R3	(157,729)	(476,691)	(211,169)	(623,272)
Class R4	(98,244)	(299,313)	(12,774)	(37,538)
Class R6	(36,293,122)	(111,750,174)	(37,975,431)	(111,778,141)
	(89,117,935)	$(274,106,428)	(117,368,778)	$(346,482,829)
Net change
Class A	13,735,409	$42,415,651	6,868,244	$20,626,145
Class B	(325,399)	(1,003,726)	(239,247)	(701,864)
Class C	60,963	195,349	(768,458)	(2,300,072)
Class I	2,342,665	7,379,518	(21,456,883)	(63,156,107)
Class R1	12,319	37,592	21,432	63,453
Class R2	(144,861)	(447,476)	(50,733)	(147,974)
Class R3	(79,313)	(235,682)	(135,058)	(398,622)
Class R4	(74,529)	(225,604)	14,791	45,069
Class R6	19,465,301	59,951,181	13,319,172	40,795,278
	34,992,555	$108,066,803	(2,426,740)	$(5,174,694)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2035 Fund, and the MFS  Lifetime Income Fund were the owners of record of approximately 14%, 14%, 8%, 2%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund and the MFS Lifetime 2045 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended January 31, 2025, the fund’s commitment fee and interest expense were $8,529 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended January 31, 2025:
29

MFS High Income Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$100,708,608	$453,535,106	$488,108,279	$(4,482)	$6,219	$66,137,172
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,994,380	$—
30

MFS High Income Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust III and the Shareholders of MFS High Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS High Income Fund (the “Fund”), including the portfolio of investments, as of January 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 18, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
31

MFS High Income Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust III, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	6,103,576,367.180	184,066,747.420
John A. Caroselli	6,117,269,220.613	170,373,893.987
Maureen R. Goldfarb	6,120,705,314.972	166,937,799.628
Peter D. Jones	6,115,332,561.673	172,310,552.927
John P. Kavanaugh	6,116,623,125.144	171,019,989.456
James W. Kilman, Jr.	6,116,119,479.535	171,523,635.066
Clarence Otis, Jr.	6,108,094,766.950	179,548,347.650
Michael W. Roberge	6,123,772,322.700	163,870,791.900
Maryanne L. Roepke	6,129,285,277.566	158,357,837.035
Paula E. Smith	6,133,452,397.484	154,190,717.116
Laurie J. Thomsen	6,128,143,709.237	159,499,405.364
Darrell A. Williams	6,116,408,818.565	171,234,296.035
32

MFS High Income Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
33

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS High Income Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS High Income Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS High Income Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
34

MFS High Yield Pooled Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS High Yield Pooled Portfolio
Portfolio of Investments − 1/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 96.1%
Aerospace & Defense – 3.7%
Boeing Co., 5.805%, 5/01/2050	$1,848,000	$ 1,739,334
Bombardier, Inc., 7.5%, 2/01/2029 (n)	1,068,000	1,111,589
Bombardier, Inc., 8.75%, 11/15/2030 (n)	714,000	768,798
Bombardier, Inc., 7.25%, 7/01/2031 (n)	1,133,000	1,169,912
Bombardier, Inc., 7%, 6/01/2032 (n)	1,035,000	1,055,402
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	1,450,000	1,451,624
Moog, Inc., 4.25%, 12/15/2027 (n)	2,447,000	2,351,127
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)	1,467,000	1,622,966
TransDigm, Inc., 5.5%, 11/15/2027	2,014,000	1,994,574
TransDigm, Inc., 6.75%, 8/15/2028 (n)	1,759,000	1,790,168
TransDigm, Inc., 4.625%, 1/15/2029	1,847,000	1,748,252
TransDigm, Inc., 6.375%, 3/01/2029 (n)	868,000	876,698
TransDigm, Inc., 6.875%, 12/15/2030 (n)	3,443,000	3,526,717
		$21,207,161
Airlines – 0.6%
Air Canada, 3.875%, 8/15/2026 (n)	$1,921,000	$ 1,872,461
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)	1,747,531	1,743,258
		$3,615,719
Automotive – 1.6%
Adient Global Holdings Ltd., 7.5%, 2/15/2033 (n)(w)	$853,000	$ 864,369
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)	3,197,000	2,852,842
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)	1,472,000	1,463,386
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	1,941,000	1,581,820
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	1,512,000	1,314,942
Wabash National Corp., 4.5%, 10/15/2028 (n)	1,427,000	1,317,415
		$9,394,774
Broadcasting – 1.5%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)	$687,000	$ 650,721
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)	2,153,000	2,238,241
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	1,862,000	1,796,797
Nexstar Broadcasting, Inc., 4.75%, 11/01/2028 (n)	858,000	809,039
Univision Communications, Inc., 8%, 8/15/2028 (n)	992,000	1,014,084
Univision Communications, Inc., 8.5%, 7/31/2031 (n)	1,887,000	1,895,318
		$8,404,200
Brokerage & Asset Managers – 1.8%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	$2,169,000	$ 2,256,818
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)	1,657,000	1,820,884
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	814,000	816,078
Hightower Holding LLC, 6.75%, 4/15/2029 (n)	1,267,000	1,239,372
Hightower Holding LLC, 9.125%, 1/31/2030 (n)	772,000	813,508
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)	3,319,000	3,302,989
		$10,249,649
HYPFS-ANN
1

MFS High Yield Pooled Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 5.0%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)	$1,869,000	$ 1,727,947
AmeriTex Holdco Intermediate LLC, 10.25%, 10/15/2028 (n)	1,706,000	1,807,758
BCPE Ulysses Intermediate, Inc., 7.75% (7.75% Cash or 8.5% PIK), 4/01/2027 (n)(p)	714,000	704,500
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)	1,550,000	1,254,270
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)	714,000	712,640
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	2,073,000	1,852,290
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	2,673,000	2,543,617
Knife River Corp., 7.75%, 5/01/2031 (n)	2,138,000	2,234,804
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)	1,293,000	1,195,232
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)	590,000	597,119
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	2,074,000	1,974,284
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	2,147,000	2,095,965
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	642,000	656,300
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)	2,530,000	2,494,524
Standard Building Solutions, Inc., 6.5%, 8/15/2032 (n)	1,498,000	1,512,865
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	1,312,000	1,276,453
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	2,494,000	2,316,251
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	2,123,000	2,123,970
		$29,080,789
Business Services – 1.5%
athenahealth, Inc., 6.5%, 2/15/2030 (n)	$1,874,000	$ 1,813,170
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	1,701,000	1,669,512
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	1,543,000	1,516,350
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)	1,441,000	1,389,220
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)	703,000	704,237
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)	1,591,000	1,633,707
		$8,726,196
Cable TV – 5.4%
Cable One, Inc., 4%, 11/15/2030 (n)	$2,220,000	$ 1,814,904
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	5,940,000	5,502,002
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	4,001,000	3,640,092
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032	1,095,000	949,810
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	1,538,000	1,256,500
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	2,150,000	1,890,147
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	2,590,000	1,503,206
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	975,000	736,031
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)	876,000	866,505
DISH DBS Corp., 7.75%, 7/01/2026	1,209,000	1,057,005
DISH DBS Corp., 5.125%, 6/01/2029	1,397,000	918,862
DISH Network Corp., 11.75%, 11/15/2027 (n)	1,031,000	1,088,628
EchoStar Corp., 10.75%, 11/30/2029	1,710,355	1,843,729
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	1,973,000	1,718,061
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	2,778,000	2,651,444
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	3,875,000	3,524,200
		$30,961,126
Chemicals – 2.5%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)	$1,415,000	$ 1,477,684
Chemours Co., 4.625%, 11/15/2029 (n)	2,423,000	2,151,347
Chemours Co., 8%, 1/15/2033 (n)	707,000	701,143
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)	300,000	292,409
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	1,939,000	1,725,710
2

MFS High Yield Pooled Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	$1,147,000	$ 1,094,781
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	1,138,000	1,170,098
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)	2,371,000	2,299,158
SNF Group SACA, 3.375%, 3/15/2030 (n)	2,468,000	2,172,920
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)	1,148,000	1,214,282
		$14,299,532
Computer Software – 1.1%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)	$1,727,000	$ 1,750,824
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)	2,046,000	2,126,645
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	1,230,000	1,195,548
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	1,696,000	1,445,803
		$6,518,820
Computer Software - Systems – 1.3%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)	$1,121,000	$ 1,127,149
Sabre GLBL, Inc., 10.75%, 11/15/2029 (n)	786,000	810,892
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	2,939,000	2,931,340
Virtusa Corp., 7.125%, 12/15/2028 (n)	1,057,000	1,033,612
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)	1,630,000	1,667,056
		$7,570,049
Conglomerates – 2.4%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$743,000	$ 704,385
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	3,447,000	3,244,248
Chart Industries, Inc., 9.5%, 1/01/2031 (n)	1,018,000	1,097,586
Emerald Debt Merger, 6.625%, 12/15/2030 (n)	2,289,000	2,315,280
Gates Corp., 6.875%, 7/01/2029 (n)	1,414,000	1,446,171
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)	1,470,000	1,541,274
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	1,616,000	1,557,696
SPX Flow, Inc., 8.75%, 4/01/2030 (n)	1,717,000	1,784,025
		$13,690,665
Construction – 1.6%
Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)	$1,821,000	$ 1,836,145
Empire Communities Corp., 9.75%, 5/01/2029 (n)	1,999,000	2,084,055
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	697,000	682,867
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	1,441,000	1,345,406
Quikrete Holdings Inc., 6.375%, 3/01/2032 (n)(w)	1,704,000	1,708,243
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	1,510,000	1,446,065
		$9,102,781
Consumer Products – 2.6%
Acushnet Co., 7.375%, 10/15/2028 (n)	$1,609,000	$ 1,670,839
Amer Sports Co., 6.75%, 2/16/2031 (n)	2,292,000	2,352,617
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)	1,240,000	1,235,019
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)	1,203,000	1,252,895
Newell Brands, Inc., 6.375%, 5/15/2030	1,242,000	1,257,526
Newell Brands, Inc., 6.625%, 5/15/2032	1,051,000	1,061,378
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032	2,460,000	2,412,313
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	2,228,000	2,197,236
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	1,833,000	1,629,754
		$15,069,577
3

MFS High Yield Pooled Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 3.4%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	$1,722,000	$ 1,732,850
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)	1,080,000	999,284
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)	851,000	872,524
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	1,915,000	1,734,346
Garda World Security Corp., 8.375%, 11/15/2032 (n)	1,864,000	1,924,593
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	2,508,000	2,318,117
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)	1,767,000	1,762,914
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	737,000	598,155
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	1,543,000	1,194,872
Service Corp. International, 5.75%, 10/15/2032	2,075,000	2,038,920
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	2,602,000	2,393,654
TriNet Group, Inc., 7.125%, 8/15/2031 (n)	364,000	373,565
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)	1,858,000	1,856,984
		$19,800,778
Containers – 1.5%
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)	$2,315,000	$ 2,093,610
Ball Corp., 2.875%, 8/15/2030	2,717,000	2,353,320
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	784,000	708,312
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)	1,772,000	1,807,619
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	1,793,000	1,794,280
		$8,757,141
Electrical Equipment – 0.1%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$864,000	$ 777,428
Electronics – 0.7%
Diebold Nixdorf, Inc., 7.75%, 3/31/2030 (n)	$1,039,000	$ 1,075,558
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)	551,000	549,236
Entegris, Inc., 4.375%, 4/15/2028 (n)	926,000	892,162
Entegris, Inc., 3.625%, 5/01/2029 (n)	1,419,000	1,305,289
		$3,822,245
Energy - Independent – 4.6%
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)	$1,244,000	$ 1,301,062
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)	646,000	684,735
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)	1,143,000	1,205,479
CNX Resources Corp., 7.25%, 3/01/2032 (n)	1,369,000	1,396,024
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	2,675,000	2,625,413
Encino Acquisition Partners Holdings LLC, 8.75%, 5/01/2031 (n)	1,906,000	2,026,414
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)	1,949,000	1,983,355
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)	1,901,000	1,909,133
Matador Resources Co., 6.875%, 4/15/2028 (n)	1,922,000	1,957,478
Matador Resources Co., 6.5%, 4/15/2032 (n)	780,000	781,935
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	1,935,000	1,920,567
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	1,151,000	1,181,469
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)	834,000	836,017
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)	2,273,000	2,361,486
Viper Energy, Inc., 7.375%, 11/01/2031 (n)	876,000	916,185
Vital Energy, Inc., 7.875%, 4/15/2032 (n)	1,950,000	1,923,257
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)	1,716,000	1,693,778
		$26,703,787
4

MFS High Yield Pooled Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.3%
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)	$1,787,000	$ 1,846,496
Entertainment – 3.8%
Carnival Corp., 6.125%, 2/15/2033 (n)(w)	$854,000	$ 856,115
Life Time, Inc., 6%, 11/15/2031 (n)	1,933,000	1,933,344
Lindblad Expeditions Holdings, Inc., 9%, 5/15/2028 (n)	1,770,000	1,856,019
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	1,747,000	1,682,586
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	165,000	165,604
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)	1,637,000	1,646,351
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	1,116,000	1,133,425
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	1,416,000	1,416,387
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	1,426,000	1,430,224
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	918,000	911,192
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)	2,121,000	2,137,798
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	1,665,000	1,609,077
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	2,500,000	2,554,058
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)	614,000	612,857
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	2,249,000	2,226,365
		$22,171,402
Financial Institutions – 4.6%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$1,932,318	$ 1,903,333
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	2,681,000	2,713,250
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	861,000	917,447
Encore Capital Group, Inc., 9.25%, 4/01/2029 (n)	1,272,000	1,363,181
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	1,361,000	1,368,193
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	1,579,000	1,648,080
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	1,995,000	1,950,011
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	1,158,000	1,208,197
FTAI Aviation Ltd., 7%, 6/15/2032 (n)	762,000	772,523
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	1,198,000	1,229,738
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)	707,000	721,709
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)	1,518,000	1,622,243
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	2,124,000	2,121,174
Nationstar Mortgage Holdings, Inc., 6.5%, 8/01/2029 (n)	1,386,000	1,389,175
OneMain Finance Corp., 6.625%, 5/15/2029	1,725,000	1,752,556
OneMain Finance Corp., 5.375%, 11/15/2029	1,959,000	1,901,484
OneMain Finance Corp., 7.5%, 5/15/2031	1,144,000	1,189,797
SLM Corp., 6.5%, 1/31/2030	1,088,000	1,098,200
		$26,870,291
Food & Beverages – 3.3%
B&G Foods, Inc., 8%, 9/15/2028 (n)	$1,586,000	$ 1,643,526
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)	1,482,000	1,546,998
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)	1,169,000	1,208,460
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)	1,166,000	1,214,862
Performance Food Group Co., 5.5%, 10/15/2027 (n)	2,213,000	2,201,065
Performance Food Group, Inc., 6.125%, 9/15/2032 (n)	1,213,000	1,215,549
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	2,827,000	2,629,664
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	790,000	769,851
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	2,970,000	2,805,435
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	2,827,000	2,734,059
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	479,000	465,655
5

MFS High Yield Pooled Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)	$891,000	$ 871,056
		$19,306,180
Forest & Paper Products – 0.7%
Graphic Packaging International LLC, 6.375%, 7/15/2032 (n)	$2,653,000	$ 2,676,508
Veritiv Operating Co., 10.5%, 11/30/2030 (n)	1,375,000	1,494,332
		$4,170,840
Gaming & Lodging – 4.0%
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)	$1,251,000	$ 1,289,419
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	1,776,000	1,775,431
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	3,476,000	3,433,780
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	3,516,000	3,405,128
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	1,937,000	1,703,177
Melco Resorts Finance Ltd., 5.375%, 12/04/2029	2,716,000	2,503,506
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	2,932,000	2,817,005
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	2,429,000	2,377,401
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	1,123,000	1,083,679
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	2,178,000	2,110,943
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)	539,000	563,596
		$23,063,065
Industrial – 1.2%
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	$1,330,000	$ 1,355,136
APi Escrow Corp., 4.75%, 10/15/2029 (n)	3,090,000	2,931,661
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)	687,000	695,566
Williams Scotsman, Inc., 4.625%, 8/15/2028 (n)	2,071,000	2,034,769
		$7,017,132
Insurance - Property & Casualty – 3.7%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)	$1,425,000	$ 1,479,298
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	1,568,000	1,512,131
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	1,221,000	1,174,576
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	1,389,000	1,413,356
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)	2,757,000	2,757,587
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)	883,000	893,219
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	1,259,000	1,199,146
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)	832,000	856,511
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)	2,459,000	2,515,265
Hub International Ltd., 5.625%, 12/01/2029 (n)	965,000	946,323
Hub International Ltd., 7.25%, 6/15/2030 (n)	2,552,000	2,638,715
Hub International Ltd., 7.375%, 1/31/2032 (n)	1,056,000	1,085,845
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	2,726,000	2,791,612
		$21,263,584
Machinery & Tools – 1.0%
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	$3,435,000	$ 3,616,962
The Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)	1,290,000	1,340,981
United Rentals North America, Inc., 6.125%, 3/15/2034 (n)	887,000	888,446
		$5,846,389
6

MFS High Yield Pooled Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 5.7%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$2,375,000	$ 2,197,426
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	1,731,000	1,673,507
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	1,464,000	1,532,749
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	2,995,000	2,765,602
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	1,242,000	1,234,021
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	1,074,000	704,284
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	3,992,000	3,403,464
Concentra, Inc., 6.875%, 7/15/2032 (n)	1,828,000	1,890,247
Encompass Health Corp., 5.75%, 9/15/2025	238,000	237,727
Encompass Health Corp., 4.75%, 2/01/2030	1,958,000	1,883,532
Encompass Health Corp., 4.625%, 4/01/2031	749,000	701,030
IQVIA, Inc., 5%, 5/15/2027 (n)	2,483,000	2,459,117
IQVIA, Inc., 6.5%, 5/15/2030 (n)	1,149,000	1,172,333
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)	1,097,000	1,170,266
Lifepoint Health, Inc., 11%, 10/15/2030 (n)	1,177,000	1,301,375
Lifepoint Health, Inc., 10%, 6/01/2032 (n)	690,000	672,647
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	1,398,000	1,394,518
Tenet Healthcare Corp., 6.125%, 10/01/2028	1,328,000	1,328,712
Tenet Healthcare Corp., 4.375%, 1/15/2030	501,000	468,708
Tenet Healthcare Corp., 6.125%, 6/15/2030	3,012,000	3,022,845
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	1,732,000	1,761,278
		$32,975,388
Medical Equipment – 0.9%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	$829,000	$ 886,013
Medline Borrower LP, 3.875%, 4/01/2029 (n)	957,000	892,982
Medline Borrower LP, 5.25%, 10/01/2029 (n)	2,453,000	2,376,790
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	1,196,000	1,215,282
		$5,371,067
Metals & Mining – 2.2%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$1,854,000	$ 1,762,282
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	5,197,000	4,741,918
Novelis Corp., 4.75%, 1/30/2030 (n)	1,990,000	1,869,786
Novelis Corp., 3.875%, 8/15/2031 (n)	928,000	812,907
Novelis Inc., 6.875%, 1/30/2030 (n)	1,030,000	1,054,472
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	901,009	700,543
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)	1,694,000	1,734,107
		$12,676,015
Midstream – 6.1%
Buckeye Partners LP, 6.75%, 2/01/2030 (n)	$1,029,000	$ 1,046,791
Buckeye Partners LP, 5.85%, 11/15/2043	181,000	158,670
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)	2,125,000	2,228,708
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	1,915,000	1,810,472
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	2,469,000	2,283,729
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029	730,000	747,086
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	1,832,000	1,817,685
NFE Financing LLC, 12%, 11/15/2029 (n)	1,197,248	1,249,605
NuStar Logistics LP, 6.375%, 10/01/2030	2,097,000	2,135,609
Prairie Acquiror LP, 9%, 8/01/2029 (n)	1,537,000	1,589,492
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	1,711,000	1,664,383
Sunoco LP, 7.25%, 5/01/2032 (n)	1,964,000	2,049,210
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	2,817,000	2,755,578
7

MFS High Yield Pooled Portfolio
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		$961,000	$ 978,176
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		1,757,000	1,625,275
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		1,990,000	1,799,068
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		1,413,000	1,476,654
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		1,825,000	2,034,337
Venture Global LNG, Inc., 7%, 1/15/2030 (n)		786,000	803,354
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		2,715,000	2,857,432
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		2,282,000	2,378,011
			$35,489,325
Network & Telecom – 1.3%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$850,000	$ 664,681
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		2,297,000	2,312,539
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		2,307,000	2,348,655
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	450,000	478,501
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		891,000	992,770
Windstream Services, LLC / Windstream Escrow, 8.25%, 10/01/2031 (n)		$687,000	711,060
			$7,508,206
Oil Services – 1.1%
Archrock Partners LP, 6.625%, 9/01/2032 (n)		$1,577,000	$ 1,598,604
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		2,004,000	1,897,601
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		1,927,000	1,971,953
Valaris Ltd., 8.375%, 4/30/2030 (n)		911,000	935,554
			$6,403,712
Pharmaceuticals – 0.7%
1375209 B.C. Ltd., 9%, 1/30/2028 (n)		$943,000	$ 944,370
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		1,051,000	851,452
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		798,000	422,940
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		1,934,000	1,834,359
			$4,053,121
Pollution Control – 0.6%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$1,964,000	$ 1,869,870
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		602,000	624,517
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		966,000	987,715
			$3,482,102
Precious Metals & Minerals – 0.8%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$713,000	$ 693,331
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		2,128,000	2,100,231
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		1,942,000	1,902,302
			$4,695,864
Real Estate - Healthcare – 0.2%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$664,000	$ 594,634
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)(w)		682,000	692,577
			$1,287,211
8

MFS High Yield Pooled Portfolio
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – 1.2%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$1,715,000	$ 1,638,413
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		2,897,000	3,003,769
XHR LP, REIT, 4.875%, 6/01/2029 (n)		2,227,000	2,116,065
			$6,758,247
Restaurants – 0.9%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$1,097,000	$ 1,111,941
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		1,095,000	991,570
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		2,013,000	1,896,191
New Red Finance, Inc., 5.625%, 9/15/2029 (n)		909,000	905,130
			$4,904,832
Retailers – 2.1%
L Brands, Inc., 6.625%, 10/01/2030 (n)		$2,277,000	$ 2,318,320
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		1,709,000	1,674,183
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		1,240,000	1,202,136
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	1,210,000	947,723
Parkland Corp., 4.625%, 5/01/2030 (n)		$3,150,000	2,931,929
Parkland Corp., 6.625%, 8/15/2032 (n)		372,000	372,870
Penske Automotive Group Co., 3.75%, 6/15/2029		2,214,000	2,047,263
Saks Global Enterprises, 11%, 12/15/2029 (n)		874,000	836,946
			$12,331,370
Specialty Stores – 1.3%
Carvana Co., 12% (9% Cash or 12% PIK) to 8/15/2025, 9% Cash to 12/01/2028 (n)(p)		$638,499	$ 687,797
Carvana Co., 14% (9% Cash or 14% PIK) to 8/15/2025, 9% Cash to 6/01/2031 (n)(p)		2,101,573	2,351,975
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		1,053,000	818,860
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		1,180,000	741,194
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		2,615,000	2,606,560
			$7,206,386
Supermarkets – 0.4%
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$2,440,000	$ 2,536,065
Telecommunications - Wireless – 1.4%
Altice France S.A., 5.5%, 1/15/2028 (n)		$1,842,000	$ 1,490,306
Altice France S.A., 5.125%, 7/15/2029 (n)		717,000	570,552
SBA Communications Corp., 3.875%, 2/15/2027		1,241,000	1,200,785
SBA Communications Corp., 3.125%, 2/01/2029		2,784,000	2,532,888
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	202,000	223,708
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$1,677,000	1,790,197
			$7,808,436
Telephone Services – 0.5%
Level 3 Financing, Inc., 11%, 11/15/2029 (n)		$1,026,241	$ 1,163,440
Level 3 Financing, Inc., 3.875%, 10/15/2030 (n)		1,111,761	866,751
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		685,000	624,916
			$2,655,107
Transportation - Services – 0.3%
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)	EUR	1,596,000	$ 1,725,561
9

MFS High Yield Pooled Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 2.9%
Calpine Corp., 4.5%, 2/15/2028 (n)	$1,950,000	$ 1,891,937
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	3,867,000	3,424,065
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)	684,000	595,616
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	1,118,000	1,060,714
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)	1,544,000	1,553,439
PG&E Corp., 5.25%, 7/01/2030	3,028,000	2,847,652
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055	858,000	833,632
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	808,000	804,425
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	2,949,000	2,841,661
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	1,216,000	1,123,154
		$16,976,295
Total Bonds (Identified Cost, $558,131,828)		$556,152,106
Exchange-Traded Funds – 1.0%
Fixed Income ETFs – 1.0%
Invesco Senior Loan Fund ETF (Identified Cost, $5,786,833)	273,635	$ 5,760,017
Common Stocks – 0.2%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)	20,388	$ 657,513
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	3,300	$ 750,981
Total Common Stocks (Identified Cost, $1,858,214)		$1,408,494
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14	N/A	42,350	$ 14,965

Mutual Funds (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 4.41% (v) (Identified Cost, $8,371,975)	8,371,377	$ 8,373,051
Other Assets, Less Liabilities – 1.3%		7,319,475
Net Assets – 100.0%		$579,028,108
10

MFS High Yield Pooled Portfolio
Portfolio of Investments – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,373,051 and $563,335,582, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $502,008,178, representing 86.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 1/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	225,066	USD	274,113	Citibank N.A.	4/16/2025	$4,883
USD	280,519	GBP	225,066	Deutsche Bank AG	4/16/2025	1,523
						$6,406
Liability Derivatives
EUR	1,084,218	USD	1,133,754	Barclays Bank PLC	4/16/2025	$(5,116)
USD	717,214	EUR	693,323	Barclays Bank PLC	4/16/2025	(4,515)
USD	1,360,605	EUR	1,316,952	Deutsche Bank AG	4/16/2025	(10,302)
USD	1,360,670	EUR	1,316,952	HSBC Bank	4/16/2025	(10,236)
USD	1,367,751	EUR	1,317,928	Morgan Stanley Capital Services LLC	4/16/2025	(4,173)
USD	1,360,079	EUR	1,316,952	State Street Corp.	4/16/2025	(10,828)
						$(45,170)
See Notes to Financial Statements
11

MFS High Yield Pooled Portfolio
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 1/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $565,776,875)	$563,335,582
Investments in affiliated issuers, at value (identified cost, $8,371,975)	8,373,051
Cash	60,706
Receivables for
Forward foreign currency exchange contracts	6,406
When-issued investments sold	172,283
Investments sold	3,389,654
Fund shares sold	5,380
Interest and dividends	9,621,474
Other assets	1,667
Total assets	$584,966,203
Liabilities
Payables for
Distributions	$66
Forward foreign currency exchange contracts	45,170
Investments purchased	715,783
When-issued investments purchased	4,286,720
Fund shares reacquired	813,014
Payable to affiliates
Administrative services fee	97
Shareholder servicing costs	9
Accrued expenses and other liabilities	77,236
Total liabilities	$5,938,095
Net assets	$579,028,108
Net assets consist of
Paid-in capital	$705,066,277
Total distributable earnings (loss)	(126,038,169)
Net assets	$579,028,108
Shares of beneficial interest outstanding	69,164,992
Net asset value per share (net assets of $579,028,108 / 69,164,992 shares of beneficial interest outstanding)	$8.37
See Notes to Financial Statements
12

MFS High Yield Pooled Portfolio
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 1/31/25 Net investment income (loss)
Income
Interest	$41,388,558
Dividends from unaffiliated issuers	688,521
Dividends from affiliated issuers	529,536
Other	388,950
Total investment income	$42,995,565
Expenses
Shareholder servicing costs	$33
Administrative services fee	17,500
Custodian fee	44,488
Shareholder communications	2,090
Audit and tax fees	54,058
Legal fees	3,035
Pricing service fees	9,256
Form N-CEN/N-PORT preparation fees	9,800
Miscellaneous	21,876
Total expenses	$162,136
Fees paid indirectly	(1,212)
Net expenses	$160,924
Net investment income (loss)	$42,834,641
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(8,462,655)
Affiliated issuers	998
Forward foreign currency exchange contracts	500,865
Foreign currency	(58,957)
Net realized gain (loss)	$(8,019,749)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$18,121,267
Affiliated issuers	357
Forward foreign currency exchange contracts	(92,522)
Translation of assets and liabilities in foreign currencies	4,436
Net unrealized gain (loss)	$18,033,538
Net realized and unrealized gain (loss)	$10,013,789
Change in net assets from operations	$52,848,430
See Notes to Financial Statements
13

MFS High Yield Pooled Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	1/31/25	1/31/24
Change in net assets
From operations
Net investment income (loss)	$42,834,641	$44,801,141
Net realized gain (loss)	(8,019,749)	(32,099,156)
Net unrealized gain (loss)	18,033,538	46,292,414
Change in net assets from operations	$52,848,430	$58,994,399
Total distributions to shareholders	$(43,210,470)	$(45,493,975)
Change in net assets from fund share transactions	$(88,268,652)	$(82,456,705)
Total change in net assets	$(78,630,692)	$(68,956,281)
Net assets
At beginning of period	657,658,800	726,615,081
At end of period	$579,028,108	$657,658,800
See Notes to Financial Statements
14

MFS High Yield Pooled Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$8.24	$8.05	$8.88	$9.25	$9.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.57	$0.53	$0.47	$0.47	$0.50
Net realized and unrealized gain (loss)	0.14	0.20	(0.82)	(0.34)	(0.06)(g)
Total from investment operations	$0.71	$0.73	$(0.35)	$0.13	$0.44
Less distributions declared to shareholders
From net investment income	$(0.58)	$(0.54)	$(0.48)	$(0.50)	$(0.52)
Net asset value, end of period (x)	$8.37	$8.24	$8.05	$8.88	$9.25
Total return (%) (s)(x)	8.89	9.46	(3.84)	1.39	5.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.03	0.02	0.02	0.02	0.02
Net investment income (loss)	6.91	6.63	5.77	5.09	5.58
Portfolio turnover rate	56	44	25	60	66
Net assets at end of period (000 omitted)	$579,028	$657,659	$726,615	$997,366	$1,228,318
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
15

MFS High Yield Pooled Portfolio
Notes to Financial Statements
(1)  Business and Organization
MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their
16

MFS High Yield Pooled Portfolio
Notes to Financial Statements  - continued
primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$750,981	$750,981
Luxembourg	—	657,513	—	657,513
United Kingdom	—	14,965	—	14,965
U.S. Corporate Bonds	—	468,700,031	—	468,700,031
Foreign Bonds	—	87,452,075	—	87,452,075
Investment Companies	14,133,068	—	—	14,133,068
Total	$14,133,068	$556,824,584	$750,981	$571,708,633
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$6,406	$—	$6,406
Forward Foreign Currency Exchange Contracts – Liabilities	—	(45,170)	—	(45,170)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
17

MFS High Yield Pooled Portfolio
Notes to Financial Statements  - continued
Equity Securities
Balance as of 1/31/24	$1,670,361
Change in unrealized appreciation or depreciation	(919,380)
Balance as of 1/31/25	$750,981
At January 31, 2025, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$6,406	$(45,170)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended January 31, 2025 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Foreign Exchange	$500,865	$—
Equity	—	(493,971)
Total	$500,865	$(493,971)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended January 31, 2025 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Foreign Exchange	$(92,522)	$—
Equity	—	302,841
Total	$(92,522)	$302,841
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other
18

MFS High Yield Pooled Portfolio
Notes to Financial Statements  - continued
party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
19

MFS High Yield Pooled Portfolio
Notes to Financial Statements  - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended January 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 1/31/25	Year ended 1/31/24
Ordinary income (including any short-term capital gains)	$43,210,470	$45,493,975
The federal tax cost and the tax basis components of distributable earnings were as follows:
20

MFS High Yield Pooled Portfolio
Notes to Financial Statements  - continued
As of 1/31/25
Cost of investments	$575,802,855
Gross appreciation	10,514,300
Gross depreciation	(14,647,286)
Net unrealized appreciation (depreciation)	$(4,132,986)
Undistributed ordinary income	4,107,995
Capital loss carryforwards	(122,621,280)
Other temporary differences	(3,391,898)
Total distributable earnings (loss)	$(126,038,169)
As of January 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(11,671,449)
Long-Term	(110,949,831)
Total	$(122,621,280)
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended January 31, 2025, these costs amounted to $33.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended January 31, 2025 was equivalent to an annual effective rate of 0.0028% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation - The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the year ended January 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $340,446,065 and $428,028,287, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
21

MFS High Yield Pooled Portfolio
Notes to Financial Statements  - continued
	Year ended 1/31/25		Year ended 1/31/24
	Shares	Amount	Shares	Amount
Shares sold	1,780,399	$14,727,846	5,187,193	$41,214,207
Shares issued to shareholders in reinvestment of distributions	5,210,874	43,207,316	5,697,188	45,493,975
Shares reacquired	(17,626,873)	(146,203,814)	(21,310,137)	(169,164,887)
Net change	(10,635,600)	$(88,268,652)	(10,425,756)	$(82,456,705)
The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments directly. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Diversified Income Fund and the MFS Global High Yield Fund were the owners of record of approximately 79% and 21%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended January 31, 2025, the fund’s commitment fee and interest expense were $2,984 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended January 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$15,793,848	$181,920,296	$189,342,448	$998	$357	$8,373,051
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$529,536	$—
22

MFS High Yield Pooled Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust III and the Shareholders of MFS High Yield Pooled Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS High Yield Pooled Portfolio (the “Fund”), including the portfolio of investments, as of January 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 18, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
23

MFS High Yield Pooled Portfolio
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust III, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	6,103,576,367.180	184,066,747.420
John A. Caroselli	6,117,269,220.613	170,373,893.987
Maureen R. Goldfarb	6,120,705,314.972	166,937,799.628
Peter D. Jones	6,115,332,561.673	172,310,552.927
John P. Kavanaugh	6,116,623,125.144	171,019,989.456
James W. Kilman, Jr.	6,116,119,479.535	171,523,635.066
Clarence Otis, Jr.	6,108,094,766.950	179,548,347.650
Michael W. Roberge	6,123,772,322.700	163,870,791.900
Maryanne L. Roepke	6,129,285,277.566	158,357,837.035
Paula E. Smith	6,133,452,397.484	154,190,717.116
Laurie J. Thomsen	6,128,143,709.237	159,499,405.364
Darrell A. Williams	6,116,408,818.565	171,234,296.035
24

MFS High Yield Pooled Portfolio
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS High Yield Pooled Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS High Yield Pooled Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS High Yield Pooled Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
26

MFS Global High Yield Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global High Yield Fund
Portfolio of Investments − 1/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 33.7%
Basic Industry – 0.3%
PeopleCert Wisdom Issuer PLC, 5.75%, 9/15/2026 (n)	EUR	435,000	$ 454,107
PeopleCert Wisdom Issuer PLC, 5.75%, 9/15/2026		150,000	156,589
			$610,696
Broadcasting – 0.7%
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		$294,000	$ 305,640
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	507,293	527,581
WMG Acquisition Corp., 2.25%, 8/15/2031 (n)		410,000	388,649
			$1,221,870
Building – 0.2%
Standard Industries, Inc., 2.25%, 11/21/2026 (n)	EUR	430,000	$ 437,678
Business Services – 1.2%
Almaviva - The Italian Innovation Co. S.p.A., 5%, 10/30/2030 (n)	EUR	447,000	$ 471,833
Almaviva - The Italian Innovation Co. S.p.A., 5%, 10/30/2030		234,000	247,000
Engineering Ingegneria Informatica S.p.A., 11.125%, 5/15/2028		461,000	510,895
Nexi S.p.A., 2.125%, 4/30/2029		908,000	894,428
			$2,124,156
Cable TV – 0.9%
Summer BidCo B.V., 10% (10% Cash or 10.75% PIK), 2/15/2029 (n)(p)	EUR	651,128	$ 664,792
Virgin Media 02 Vendor Financing Notes V DAC, 7.875%, 3/15/2032 (n)	GBP	381,000	467,796
Ziggo B.V., 2.875%, 1/15/2030 (n)	EUR	260,000	254,645
Ziggo B.V., 2.875%, 1/15/2030		200,000	195,880
			$1,583,113
Chemicals – 0.9%
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		$819,000	$ 689,960
SPCM S.A., 2.625%, 2/01/2029	EUR	456,000	455,328
Synthos S.A., 2.5%, 6/07/2028		483,000	461,357
			$1,606,645
Conglomerates – 0.9%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$905,000	$ 888,819
SCC Power PLC, 8%, 12/31/2028 (n)		850,966	570,298
SCC Power PLC, 4%, 5/17/2032 (n)		460,939	112,699
			$1,571,816
Consumer Products – 0.6%
Coty, Inc., 5.75%, 9/15/2028 (n)	EUR	137,000	$ 148,097
Coty, Inc., 5.75%, 9/15/2028		125,000	135,125
Flos B&B Italia S.p.A., 10%, 11/15/2028 (n)		393,300	514,911
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032		$220,000	215,735
			$1,013,868
HYOFS-ANN
1

MFS Global High Yield Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 1.3%
Amber Finco PLC, 6.625%, 7/15/2029 (n)	EUR	250,000	$ 274,263
Amber Finco PLC, 6.625%, 7/15/2029		437,000	479,411
Emeria S.A.S.U., 7.75%, 3/31/2028		369,000	361,251
Verisure Holding AB, 3.25%, 2/15/2027		315,000	322,742
Verisure Midholding AB, 5.25%, 2/15/2029		915,000	955,446
			$2,393,113
Containers – 0.7%
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		$634,000	$ 572,793
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)		640,000	584,000
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		200,000	200,143
			$1,356,936
Emerging Market Quasi-Sovereign – 2.9%
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	870,000	$ 845,812
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031 (n)		$731,000	725,407
Petroleos Mexicanos, 6.5%, 3/13/2027		445,000	429,305
Petroleos Mexicanos, 6.84%, 1/23/2030		350,000	316,845
Petroleos Mexicanos, 10%, 2/07/2033		460,000	473,065
Petroleos Mexicanos, 6.5%, 6/02/2041		1,385,000	970,807
Petroleos Mexicanos, 7.69%, 1/23/2050		640,000	478,861
Telecommunications Co. (Republic of Serbia), 7%, 10/28/2029 (n)		497,000	493,099
Uzbek Industrial and Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)		601,000	613,854
			$5,347,055
Energy - Independent – 0.9%
Azule Energy Finance PLC, 8.125%, 1/23/2030 (n)		$471,000	$ 475,710
Kosmos Energy Ltd., 8.75%, 10/01/2031		372,000	356,011
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		450,000	417,142
Trident Energy Finance PLC, 12.5%, 11/30/2029 (n)		448,000	472,356
			$1,721,219
Energy - Integrated – 0.2%
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)		$282,000	$ 291,389
Entertainment – 0.5%
Motion Finco S.à r.l., 7.375%, 6/15/2030 (n)	EUR	210,000	$ 225,915
Motion Finco S.à r.l., 7.375%, 6/15/2030		100,000	107,578
Pinnacle Bidco PLC, 10%, 10/11/2028	GBP	460,000	606,754
			$940,247
Financial Institutions – 1.9%
Encore Capital Group, Inc., 4.25%, 6/01/2028 (n)	GBP	290,000	$ 335,929
Globalworth Real Estate Investments Ltd., 6.25%, 3/31/2030	EUR	423,001	441,663
Heimstaden AB, 4.375%, 3/06/2027		400,000	395,996
IIFL Finance Ltd., 8.75%, 7/24/2028 (n)		$554,000	558,890
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		686,000	698,659
Project Grand UK PLC, 9%, 6/01/2029 (n)	EUR	450,000	497,589
Vivion Investments S.à r.l., 6.5%, 8/31/2028		518,000	525,175
			$3,453,901
2

MFS Global High Yield Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 1.0%
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		$966,000	$ 921,564
Flora Food Management B.V., 6.875%, 7/02/2029	EUR	433,000	462,707
Minerva Luxembourg S.A., 4.375%, 3/18/2031 (n)		$457,000	395,583
			$1,779,854
Forest & Paper Products – 0.3%
Fedrigoni S.p.A., 6.125%, 6/15/2031	EUR	535,000	$ 558,478
Gaming & Lodging – 2.0%
AccorInvest Group S.A., 6.375%, 10/15/2029 (n)	EUR	550,000	$ 603,540
AccorInvest Group S.A., 6.375%, 10/15/2029		100,000	109,735
Allwyn International, 3.875%, 2/15/2027		565,000	584,666
Allwyn International A.S., 3.875%, 2/15/2027		345,000	357,008
Lottomatica S.p.A./Roma, 5.375%, 6/01/2030 (n)		688,000	737,683
Melco Resorts Finance Ltd., 5.375%, 12/04/2029		$411,000	378,844
NH Hotel Group S.A., 4%, 7/02/2026 (n)	EUR	315,000	327,699
NH Hotel Group S.A., 4%, 7/02/2026		225,000	234,071
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		$294,000	283,706
			$3,616,952
Industrial – 0.4%
Albion Financing 1 S.à r.l., 5.25%, 10/15/2026	EUR	128,000	$ 133,824
Pachelbel Bidco S.p.A., 7.125%, 5/17/2031 (n)		310,000	345,743
Pachelbel Bidco S.p.A., 7.125%, 5/17/2031		150,000	167,295
			$646,862
International Market Quasi-Sovereign – 0.3%
Wolf Midstream Canada LP, 6.4%, 7/18/2029 (n)	CAD	813,000	$ 578,976
Major Banks – 0.5%
UniCredit S.p.A., 3.875% to 6/03/2027, FLR (EUR ICE Swap Rate - 5yr. + 4.081%) to 6/03/2070	EUR	845,000	$ 855,757
Medical & Health Technology & Services – 0.5%
Ephios Subco 3 S.à r.l., 7.875%, 1/31/2031 (n)	EUR	388,000	$ 436,312
Laboratoire Eimer Selas, 5%, 2/01/2029		494,000	471,742
			$908,054
Metals & Mining – 1.4%
Aris Mining Corp., 8%, 10/31/2029 (n)		$405,000	$ 406,942
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		140,000	133,074
Compania de Minas Buenaventura S.A.A., 6.8%, 2/04/2032 (n)(w)		525,000	520,380
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029 (n)	EUR	460,000	456,813
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		$359,667	279,645
Samarco Mineracao S.A., 9% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		812,807	786,108
			$2,582,962
Midstream – 0.2%
Peru LNG, 5.375%, 3/22/2030		$407,931	$ 379,076
3

MFS Global High Yield Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 1.0%
Iliad Holding S.A.S., 5.625%, 10/15/2028 (n)	EUR	280,000	$ 297,628
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)		124,000	131,854
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		151,000	168,247
Iliad S.A., 5.625%, 2/15/2030		300,000	333,134
Kaixo Bondco Telecom S.A., 5.125%, 9/30/2029 (n)		835,000	877,057
			$1,807,920
Oils – 0.6%
FS Luxembourg S.à r.l., 8.875%, 2/12/2031 (n)		$429,000	$ 437,208
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		701,532	593,411
			$1,030,619
Other Banks & Diversified Financials – 1.3%
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031		$755,000	$ 734,880
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		754,000	763,819
Intesa Sanpaolo S.p.A., 4.125% to 2/27/2030, FLR (EUR Swap Rate - 5yr. + 4.274%) to 2/27/2070	EUR	895,000	878,577
			$2,377,276
Pharmaceuticals – 1.5%
Biocon Biologics Global PLC, 6.67%, 10/09/2029 (n)		$450,000	$ 438,922
Neopharmed Gentili S.p.A., 7.125%, 4/08/2030 (n)	EUR	596,000	650,751
Organon Finance 1 LLC, 2.875%, 4/30/2028 (n)		135,000	135,667
Rossini S.à r.l., 6.75%, 12/31/2029 (n)		401,000	441,007
Teva Pharmaceutical Finance Netherlands III B.V., 4.75%, 5/09/2027		$1,025,000	1,008,582
			$2,674,929
Precious Metals & Minerals – 0.2%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$342,000	$ 337,537
Retailers – 1.2%
B&M European Value Retail S.A., 8.125%, 11/15/2030	GBP	685,000	$ 899,017
Bubbles BidCo S.p.A., 6.5%, 9/30/2031 (n)	EUR	450,000	474,471
CD&R Firefly Bidco PLC, 8.625%, 4/30/2029 (n)	GBP	350,000	447,418
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	572,000	448,015
			$2,268,921
Supermarkets – 0.4%
Eroski Sociedad Cooperativa, 10.625%, 4/30/2029 (n)	EUR	585,000	$ 660,570
Telecommunications - Wireless – 2.5%
Altice France Holding S.A., 3.375%, 1/15/2028	EUR	286,000	$ 239,249
IHS Holding Ltd., 6.25%, 11/29/2028 (n)		$585,000	552,948
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		617,400	599,644
PLT VII Finance S.à r.l., 6%, 6/15/2031 (n)	EUR	848,000	917,103
VMED O2 UK Financing I PLC, 4%, 1/31/2029	GBP	299,000	336,160
Vodafone Group PLC, 3% to 8/27/2030, FLR (EUR Swap Rate - 5yr. + 3.477%) to 8/27/2050, FLR (EUR Swap Rate - 5yr. + 4.227%) to 8/27/2080	EUR	705,000	691,193
WP / AP Telecom Holdings III B.V., 5.5%, 1/15/2030		852,000	884,660
Zegona Finance PLC, 6.75%, 7/15/2029 (n)		125,000	138,433
Zegona Finance PLC, 6.75%, 7/15/2029		238,000	263,577
			$4,622,967
4

MFS Global High Yield Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 1.4%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032		$419,803	$ 419,864
Edge Finco PLC, 8.125%, 8/15/2031 (n)	GBP	414,000	521,306
Hidrovias International Finance S.à r.l., 4.95%, 2/08/2031		$850,000	727,774
Kingston Airport Revenue Finance, 6.75%, 12/15/2036 (n)		535,000	534,465
Mobico Group PLC, 4.875%, 9/26/2031	EUR	389,000	408,129
			$2,611,538
Utilities - Electric Power – 2.3%
AES Andes S.A., 8.15% to 6/10/2030, FLR (CMT - 5yr. + 3.835%) to 6/10/2035, FLR (CMT - 5yr. + 4.085%) to 6/10/2050, FLR (CMT - 5yr. + 4.835%) to 6/10/2055 (n)		$672,000	$ 688,630
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)		406,159	376,932
ContourGlobal Power Holdings S.A., 5%, 2/28/2030 (n)	EUR	600,000	632,807
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)		$352,000	353,105
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		525,330	504,391
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		729,000	680,880
Termocandelaria Power S.A., 7.75%, 9/17/2031 (n)		376,000	380,301
Termocandelaria Power S.A., 7.75%, 9/17/2031		200,000	202,288
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		377,000	375,332
			$4,194,666
Utilities - Other – 0.6%
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)		$1,186,000	$ 1,157,584
Total Bonds (Identified Cost, $63,187,484)			$61,325,200
Mutual Funds (h) – 66.1%
Bond Funds – 64.4%
MFS High Yield Pooled Portfolio (v)(y)		13,994,465	$117,133,676
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 4.41% (v)		3,065,414	$ 3,066,027
Total Mutual Funds (Identified Cost, $118,841,348)			$120,199,703
Other Assets, Less Liabilities – 0.2%			377,795
Net Assets – 100.0%			$181,902,698
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $120,199,703 and $61,325,200, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $34,814,190, representing 19.1% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(y)	The current Financial & Other Information report for MFS High Yield Pooled Portfolio as of January 31, 2025 has been included at the end of this report.
5

MFS Global High Yield Fund
Portfolio of Investments – continued
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Derivative Contracts at 1/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	1,244,001	USD	1,286,165	Barclays Bank PLC	4/16/2025	$8,803
EUR	105,218	USD	108,831	HSBC Bank	4/16/2025	698
EUR	197,651	USD	205,523	State Street Corp.	4/16/2025	226
USD	565,228	CAD	813,000	BNP Paribas S.A.	4/16/2025	4,100
USD	605,223	EUR	575,587	HSBC Bank	4/16/2025	6,055
USD	250,710	EUR	238,000	JPMorgan Chase Bank N.A.	4/16/2025	2,959
USD	435,829	EUR	416,369	State Street Corp.	4/16/2025	2,401
						$25,242
Liability Derivatives
EUR	343,160	USD	358,839	Barclays Bank PLC	4/16/2025	$(1,619)
EUR	1,002,114	USD	1,043,359	State Street Corp.	4/16/2025	(189)
EUR	148,146	USD	154,652	State Street Corp.	4/22/2025	(385)
EUR	161,866	USD	169,478	UBS AG	4/16/2025	(980)
GBP	633,763	USD	791,391	UBS AG	4/16/2025	(5,770)
USD	4,967,192	EUR	4,802,373	Barclays Bank PLC	4/16/2025	(31,933)
USD	8,823,114	EUR	8,540,037	Deutsche Bank AG	4/16/2025	(66,808)
USD	8,823,540	EUR	8,540,036	HSBC Bank	4/16/2025	(66,381)
USD	8,819,706	EUR	8,540,037	State Street Corp.	4/16/2025	(70,216)
USD	4,149,302	GBP	3,405,436	State Street Corp.	4/16/2025	(72,129)
						$(316,410)
At January 31, 2025, the fund had cash collateral of $3,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
6

MFS Global High Yield Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 1/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $63,187,484)	$61,325,200
Investments in affiliated issuers, at value (identified cost, $118,841,348)	120,199,703
Cash	176,576
Foreign currency, at value (identified cost, $142,385)	142,570
Restricted cash	3,000
Receivables for
Forward foreign currency exchange contracts	25,242
Investments sold	960,492
Fund shares sold	652,107
Interest and dividends	936,900
Receivable from investment adviser	19,263
Other assets	741
Total assets	$184,441,794
Liabilities
Payables for
Distributions	$24,011
Forward foreign currency exchange contracts	316,410
Investments purchased	1,240,243
When-issued investments purchased	518,156
Fund shares reacquired	263,993
Payable to affiliates
Administrative services fee	197
Shareholder servicing costs	56,455
Distribution and service fees	1,662
Payable for independent Trustees' compensation	3
Accrued expenses and other liabilities	117,966
Total liabilities	$2,539,096
Net assets	$181,902,698
Net assets consist of
Paid-in capital	$256,871,506
Total distributable earnings (loss)	(74,968,808)
Net assets	$181,902,698
Shares of beneficial interest outstanding	32,421,230
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$100,703,123	17,944,560	$5.61
Class B	257,894	45,840	5.63
Class C	4,162,947	742,705	5.61
Class I	55,178,352	9,836,943	5.61
Class R1	87,622	15,616	5.61
Class R2	516,225	91,854	5.62
Class R3	1,925,349	341,137	5.64
Class R4	2,031,176	359,878	5.64
Class R6	17,040,010	3,042,697	5.60
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $5.86 [100 / 95.75 x $5.61]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
7

MFS Global High Yield Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 1/31/25 Net investment income (loss)
Income
Dividends from affiliated issuers	$9,352,480
Interest	4,337,108
Other	17,117
Total investment income	$13,706,705
Expenses
Management fee	$1,309,455
Distribution and service fees	315,280
Shareholder servicing costs	268,456
Administrative services fee	39,134
Independent Trustees' compensation	5,554
Custodian fee	29,096
Shareholder communications	35,333
Audit and tax fees	101,913
Legal fees	1,041
Registration fees	133,170
Miscellaneous	39,536
Total expenses	$2,277,968
Fees paid indirectly	(4,957)
Reduction of expenses by investment adviser and distributor	(366,026)
Net expenses	$1,906,985
Net investment income (loss)	$11,799,720
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(695,725)
Affiliated issuers	(6,186,334)
Futures contracts	(12,396)
Forward foreign currency exchange contracts	2,555,039
Foreign currency	(28,778)
Net realized gain (loss)	$(4,368,194)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$2,701,355
Affiliated issuers	8,248,478
Futures contracts	8,041
Forward foreign currency exchange contracts	(606,114)
Translation of assets and liabilities in foreign currencies	(12,650)
Net unrealized gain (loss)	$10,339,110
Net realized and unrealized gain (loss)	$5,970,916
Change in net assets from operations	$17,770,636
See Notes to Financial Statements
8

MFS Global High Yield Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	1/31/25	1/31/24
Change in net assets
From operations
Net investment income (loss)	$11,799,720	$10,998,571
Net realized gain (loss)	(4,368,194)	(8,275,158)
Net unrealized gain (loss)	10,339,110	15,404,492
Change in net assets from operations	$17,770,636	$18,127,905
Total distributions to shareholders	$(11,149,625)	$(9,328,058)
Change in net assets from fund share transactions	$(36,574,581)	$12,953,063
Total change in net assets	$(29,953,570)	$21,752,910
Net assets
At beginning of period	211,856,268	190,103,358
At end of period	$181,902,698	$211,856,268
See Notes to Financial Statements
9

MFS Global High Yield Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$5.43	$5.21	$5.94	$6.24	$6.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.29	$0.25	$0.26	$0.27
Net realized and unrealized gain (loss)	0.16	0.17	(0.54)	(0.24)	(0.04)
Total from investment operations	$0.48	$0.46	$(0.29)	$0.02	$0.23
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.24)	$(0.44)	$(0.32)	$(0.27)
Net asset value, end of period (x)	$5.61	$5.43	$5.21	$5.94	$6.24
Total return (%) (r)(s)(t)(x)	9.05	9.17	(4.59)	0.31	3.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.25	1.20	1.16	1.17
Expenses after expense reductions (f)(h)	1.05	1.05	1.05	1.05	1.05
Net investment income (loss)	5.76	5.50	4.68	4.16	4.47
Portfolio turnover rate	24	28	14	38	22
Net assets at end of period (000 omitted)	$100,703	$106,280	$108,712	$133,193	$182,411
Class B	Year ended
	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$5.44	$5.22	$5.95	$6.25	$6.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.25	$0.21	$0.21	$0.22
Net realized and unrealized gain (loss)	0.17	0.17	(0.54)	(0.23)	(0.04)
Total from investment operations	$0.45	$0.42	$(0.33)	$(0.02)	$0.18
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.20)	$(0.40)	$(0.28)	$(0.22)
Net asset value, end of period (x)	$5.63	$5.44	$5.22	$5.95	$6.25
Total return (%) (r)(s)(t)(x)	8.43	8.35	(5.28)	(0.44)	3.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.98	2.00	1.95	1.91	1.92
Expenses after expense reductions (f)(h)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	5.01	4.74	3.89	3.42	3.74
Portfolio turnover rate	24	28	14	38	22
Net assets at end of period (000 omitted)	$258	$483	$924	$1,831	$3,032

See Notes to Financial Statements
10

MFS Global High Yield Fund
Financial Highlights - continued
Class C	Year ended
	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$5.43	$5.20	$5.93	$6.23	$6.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.25	$0.21	$0.21	$0.22
Net realized and unrealized gain (loss)	0.16	0.18	(0.54)	(0.23)	(0.05)
Total from investment operations	$0.44	$0.43	$(0.33)	$(0.02)	$0.17
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.20)	$(0.40)	$(0.28)	$(0.22)
Net asset value, end of period (x)	$5.61	$5.43	$5.20	$5.93	$6.23
Total return (%) (r)(s)(t)(x)	8.24	8.56	(5.33)	(0.45)	2.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.98	2.00	1.95	1.91	1.92
Expenses after expense reductions (f)(h)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	5.01	4.75	3.92	3.42	3.74
Portfolio turnover rate	24	28	14	38	22
Net assets at end of period (000 omitted)	$4,163	$4,474	$5,314	$7,408	$8,855
Class I	Year ended
	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$5.43	$5.21	$5.94	$6.24	$6.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.30	$0.26	$0.27	$0.28
Net realized and unrealized gain (loss)	0.16	0.17	(0.53)	(0.23)	(0.04)
Total from investment operations	$0.49	$0.47	$(0.27)	$0.04	$0.24
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.25)	$(0.46)	$(0.34)	$(0.28)
Net asset value, end of period (x)	$5.61	$5.43	$5.21	$5.94	$6.24
Total return (%) (r)(s)(t)(x)	9.32	9.43	(4.34)	0.56	4.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.98	0.99	0.95	0.91	0.91
Expenses after expense reductions (f)(h)	0.80	0.80	0.80	0.80	0.80
Net investment income (loss)	6.00	5.74	4.87	4.42	4.69
Portfolio turnover rate	24	28	14	38	22
Net assets at end of period (000 omitted)	$55,178	$75,223	$49,233	$96,925	$73,648

See Notes to Financial Statements
11

MFS Global High Yield Fund
Financial Highlights - continued
Class R1	Year ended
	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$5.43	$5.21	$5.94	$6.24	$6.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.25	$0.21	$0.21	$0.22
Net realized and unrealized gain (loss)	0.16	0.17	(0.54)	(0.23)	(0.04)
Total from investment operations	$0.44	$0.42	$(0.33)	$(0.02)	$0.18
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.20)	$(0.40)	$(0.28)	$(0.22)
Net asset value, end of period (x)	$5.61	$5.43	$5.21	$5.94	$6.24
Total return (%) (r)(s)(t)(x)	8.24	8.36	(5.30)	(0.45)	3.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.98	2.00	1.94	1.91	1.92
Expenses after expense reductions (f)(h)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	5.01	4.75	3.95	3.42	3.72
Portfolio turnover rate	24	28	14	38	22
Net assets at end of period (000 omitted)	$88	$77	$68	$68	$70
Class R2	Year ended
	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$5.44	$5.22	$5.95	$6.25	$6.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.27	$0.24	$0.24	$0.25
Net realized and unrealized gain (loss)	0.17	0.18	(0.54)	(0.23)	(0.04)
Total from investment operations	$0.47	$0.45	$(0.30)	$0.01	$0.21
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.23)	$(0.43)	$(0.31)	$(0.25)
Net asset value, end of period (x)	$5.62	$5.44	$5.22	$5.95	$6.25
Total return (%) (r)(s)(t)(x)	8.78	8.89	(4.79)	0.06	3.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.48	1.50	1.45	1.41	1.41
Expenses after expense reductions (f)(h)	1.30	1.30	1.30	1.30	1.30
Net investment income (loss)	5.51	5.25	4.44	3.92	4.17
Portfolio turnover rate	24	28	14	38	22
Net assets at end of period (000 omitted)	$516	$509	$427	$443	$519

See Notes to Financial Statements
12

MFS Global High Yield Fund
Financial Highlights - continued
Class R3	Year ended
	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$5.46	$5.24	$5.97	$6.28	$6.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.29	$0.25	$0.26	$0.27
Net realized and unrealized gain (loss)	0.16	0.17	(0.53)	(0.24)	(0.04)
Total from investment operations	$0.48	$0.46	$(0.28)	$0.02	$0.23
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.24)	$(0.45)	$(0.33)	$(0.27)
Net asset value, end of period (x)	$5.64	$5.46	$5.24	$5.97	$6.28
Total return (%) (r)(s)(t)(x)	9.03	9.14	(4.51)	0.17	3.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.25	1.20	1.16	1.17
Expenses after expense reductions (f)(h)	1.05	1.05	1.05	1.05	1.05
Net investment income (loss)	5.76	5.50	4.70	4.18	4.47
Portfolio turnover rate	24	28	14	38	22
Net assets at end of period (000 omitted)	$1,925	$1,713	$2,328	$2,567	$2,286
Class R4	Year ended
	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$5.46	$5.23	$5.97	$6.27	$6.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.30	$0.27	$0.28	$0.28
Net realized and unrealized gain (loss)	0.16	0.19	(0.55)	(0.24)	(0.04)
Total from investment operations	$0.49	$0.49	$(0.28)	$0.04	$0.24
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.26)	$(0.46)	$(0.34)	$(0.28)
Net asset value, end of period (x)	$5.64	$5.46	$5.23	$5.97	$6.27
Total return (%) (r)(s)(t)(x)	9.30	9.62	(4.46)	0.58	4.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.99	1.00	0.94	0.91	0.92
Expenses after expense reductions (f)(h)	0.80	0.80	0.80	0.80	0.80
Net investment income (loss)	6.04	5.76	4.98	4.42	4.72
Portfolio turnover rate	24	28	14	38	22
Net assets at end of period (000 omitted)	$2,031	$7,063	$6,804	$6,316	$6,406

See Notes to Financial Statements
13

MFS Global High Yield Fund
Financial Highlights - continued
Class R6	Year ended
	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$5.42	$5.20	$5.93	$6.23	$6.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34	$0.30	$0.27	$0.28	$0.29
Net realized and unrealized gain (loss)	0.16	0.18	(0.54)	(0.23)	(0.04)
Total from investment operations	$0.50	$0.48	$(0.27)	$0.05	$0.25
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.26)	$(0.46)	$(0.35)	$(0.29)
Net asset value, end of period (x)	$5.60	$5.42	$5.20	$5.93	$6.23
Total return (%) (r)(s)(t)(x)	9.44	9.56	(4.27)	0.65	4.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.88	0.89	0.85	0.81	0.81
Expenses after expense reductions (f)(h)	0.70	0.70	0.70	0.70	0.70
Net investment income (loss)	6.11	5.85	5.03	4.53	4.81
Portfolio turnover rate	24	28	14	38	22
Net assets at end of period (000 omitted)	$17,040	$16,035	$16,294	$20,365	$22,976
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
14

MFS Global High Yield Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Global High Yield Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. As of January 31, 2025, 64.4% of the fund’s net assets was invested in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”).  MFS does not receive a management fee from the High Yield Pooled Portfolio.  The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio.  For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests.  The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The current Financial & Other Information report for the High Yield Pooled Portfolio as of January 31, 2025 has been included at the end of this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly.  Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — The investments of the fund and the High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
15

MFS Global High Yield Fund
Notes to Financial Statements  - continued
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:
16

MFS Global High Yield Fund
Notes to Financial Statements  - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Non - U.S. Sovereign Debt	$—	$5,926,031	$—	$5,926,031
U.S. Corporate Bonds	—	2,545,082	—	2,545,082
Foreign Bonds	—	52,854,087	—	52,854,087
Investment Companies	120,199,703	—	—	120,199,703
Total	$120,199,703	$61,325,200	$—	$181,524,903
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$25,242	$—	$25,242
Forward Foreign Currency Exchange Contracts – Liabilities	—	(316,410)	—	(316,410)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets and liabilities.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$25,242	$(316,410)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended January 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(12,396)	$—	$—
Foreign Exchange	—	2,555,039	—
Equity	—	—	(50,113)
Total	$(12,396)	$2,555,039	$(50,113)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended January 31, 2025 as reported in the Statement of Operations:
17

MFS Global High Yield Fund
Notes to Financial Statements  - continued
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$8,041	$—	$—
Foreign Exchange	—	(606,114)	—
Equity	—	—	30,723
Total	$8,041	$(606,114)	$30,723
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
18

MFS Global High Yield Fund
Notes to Financial Statements  - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
Distributions of income and capital gains from the High Yield Pooled Portfolio are recorded on the ex-dividend date.
The MFS Global High Yield Fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair
19

MFS Global High Yield Fund
Notes to Financial Statements  - continued
value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended January 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 1/31/25	Year ended 1/31/24
Ordinary income (including any short-term capital gains)	$11,149,625	$9,328,058
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/25
Cost of investments	$200,203,396
Gross appreciation	4,426,667
Gross depreciation	(23,396,328)
Net unrealized appreciation (depreciation)	$(18,969,661)
Undistributed ordinary income	2,869,911
Capital loss carryforwards	(58,098,998)
Other temporary differences	(770,060)
Total distributable earnings (loss)	$(74,968,808)
As of January 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(3,837,891)
Long-Term	(54,261,107)
Total	$(58,098,998)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
20

MFS Global High Yield Fund
Notes to Financial Statements  - continued
	Year ended 1/31/25	Year ended 1/31/24
Class A	$5,610,000	$4,884,804
Class B	18,040	28,308
Class C	210,103	181,106
Class I	3,865,459	3,004,693
Class R1	3,852	2,741
Class R2	28,382	19,579
Class R3	97,500	88,075
Class R4	374,925	342,503
Class R6	941,364	776,249
Total	$11,149,625	$9,328,058
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.5 billion	0.65%
In excess of $1.5 billion and up to $2.5 billion	0.60%
In excess of $2.5 billion	0.55%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until May 31, 2026. For the year ended January 31, 2025, this management fee reduction amounted to $26,753, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended January 31, 2025 was equivalent to an annual effective rate of 0.64% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.05%	1.80%	1.80%	0.80%	1.80%	1.30%	1.05%	0.80%	0.72%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2026. For the year ended January 31, 2025, this reduction amounted to $339,271, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,570 for the year ended January 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
21

MFS Global High Yield Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 258,508
Class B	0.75%	0.25%	1.00%	1.00%	3,839
Class C	0.75%	0.25%	1.00%	1.00%	44,872
Class R1	0.75%	0.25%	1.00%	1.00%	824
Class R2	0.25%	0.25%	0.50%	0.50%	2,738
Class R3	—	0.25%	0.25%	0.25%	4,499
Total Distribution and Service Fees					$315,280
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended January 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended January 31, 2025, this rebate amounted to $2 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended January 31, 2025, were as follows:
Amount
Class A	$1,505
Class B	351
Class C	88
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended January 31, 2025, the fee was $58,294, which equated to 0.0289% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended January 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $210,162.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended January 31, 2025 was equivalent to an annual effective rate of 0.0194% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund invests in the MFS High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS and does not pay distribution and/or service fees to MFD, but does incur investment and operating costs. The fund invests in MFS High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. Income earned on this investment is included in “Dividends from affiliated issuers” in the Statement of Operations.
22

MFS Global High Yield Fund
Notes to Financial Statements  - continued
MFS redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	3	$16
8/19/2024	Redemption	Class R3	4	22
8/19/2024	Redemption	Class R4	4	20
At January 31, 2025, MFS held approximately 81% of the outstanding shares of Class R1.
(4)  Portfolio Securities
For the year ended January 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $47,996,495 and $90,029,970, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 1/31/25		Year ended 1/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,362,309	$7,499,808	2,308,046	$11,983,504
Class B	1,584	8,572	2,541	13,116
Class C	97,373	532,046	121,913	638,396
Class I	4,878,231	26,823,434	8,984,079	46,460,985
Class R1	668	3,668	872	4,580
Class R2	16,294	89,102	16,414	85,635
Class R3	53,801	298,217	84,645	438,942
Class R4	146,066	804,307	286,665	1,486,651
Class R6	449,984	2,482,870	501,539	2,592,195
	7,006,310	$38,542,024	12,306,714	$63,704,004
Shares issued to shareholders in reinvestment of distributions
Class A	979,398	$5,406,572	902,506	$4,684,995
Class B	3,240	17,888	5,409	28,053
Class C	36,779	202,704	34,661	179,542
Class I	696,469	3,837,488	574,448	2,985,861
Class R1	697	3,852	528	2,741
Class R2	5,134	28,382	3,765	19,579
Class R3	17,555	97,499	16,852	87,819
Class R4	67,657	374,832	65,611	342,235
Class R6	154,209	849,775	134,906	698,956
	1,961,138	$10,818,992	1,738,686	$9,029,781
Shares reacquired
Class A	(3,963,398)	$(21,853,129)	(4,511,189)	$(23,477,988)
Class B	(47,625)	(263,812)	(96,221)	(497,250)
Class C	(216,102)	(1,194,435)	(353,325)	(1,819,602)
Class I	(9,591,544)	(52,996,039)	(5,157,075)	(26,683,496)
Class R1	(10)	(55)	(181)	(939)
Class R2	(23,182)	(128,504)	(8,496)	(43,874)
Class R3	(43,844)	(241,934)	(232,357)	(1,196,605)
Class R4	(1,148,167)	(6,399,209)	(358,247)	(1,883,666)
Class R6	(519,489)	(2,858,480)	(812,865)	(4,177,302)
	(15,553,361)	$(85,935,597)	(11,529,956)	$(59,780,722)
23

MFS Global High Yield Fund
Notes to Financial Statements  - continued
	Year ended 1/31/25		Year ended 1/31/24
	Shares	Amount	Shares	Amount
Net change
Class A	(1,621,691)	$(8,946,749)	(1,300,637)	$(6,809,489)
Class B	(42,801)	(237,352)	(88,271)	(456,081)
Class C	(81,950)	(459,685)	(196,751)	(1,001,664)
Class I	(4,016,844)	(22,335,117)	4,401,452	22,763,350
Class R1	1,355	7,465	1,219	6,382
Class R2	(1,754)	(11,020)	11,683	61,340
Class R3	27,512	153,782	(130,860)	(669,844)
Class R4	(934,444)	(5,220,070)	(5,971)	(54,780)
Class R6	84,704	474,165	(176,420)	(886,151)
	(6,585,913)	$(36,574,581)	2,515,444	$12,953,063
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended January 31, 2025, the fund’s commitment fee and interest expense were $1,076 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended January 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$138,828,262	$18,918,854	$42,676,198	$(6,185,785)	$8,248,543	$117,133,676
MFS Institutional Money Market Portfolio	2,866,464	67,991,067	67,790,890	(549)	(65)	3,066,027
	$141,694,726	$86,909,921	$110,467,088	$(6,186,334)	$8,248,478	$120,199,703
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$9,131,558	$—
MFS Institutional Money Market Portfolio	220,922	—
	$9,352,480	$—
24

MFS Global High Yield Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust III and the Shareholders of MFS Global High Yield Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Global High Yield Fund (the “Fund”), including the portfolio of investments, as of January 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 18, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
25

MFS Global High Yield Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust III, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	6,103,576,367.180	184,066,747.420
John A. Caroselli	6,117,269,220.613	170,373,893.987
Maureen R. Goldfarb	6,120,705,314.972	166,937,799.628
Peter D. Jones	6,115,332,561.673	172,310,552.927
John P. Kavanaugh	6,116,623,125.144	171,019,989.456
James W. Kilman, Jr.	6,116,119,479.535	171,523,635.066
Clarence Otis, Jr.	6,108,094,766.950	179,548,347.650
Michael W. Roberge	6,123,772,322.700	163,870,791.900
Maryanne L. Roepke	6,129,285,277.566	158,357,837.035
Paula E. Smith	6,133,452,397.484	154,190,717.116
Laurie J. Thomsen	6,128,143,709.237	159,499,405.364
Darrell A. Williams	6,116,408,818.565	171,234,296.035
26

MFS Global High Yield Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
27

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global High Yield Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global High Yield Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global High Yield Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
28

MFS High Yield Pooled Portfolio

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

MFS High Yield Pooled Portfolio

PORTFOLIO OF INVESTMENTS − 1/31/25

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 96.1%

Aerospace & Defense – 3.7%

Boeing Co., 5.805%, 5/01/2050	$1,848,000	$1,739,334
Bombardier, Inc., 7.5%, 2/01/2029 (n)	1,068,000	1,111,589
Bombardier, Inc., 8.75%, 11/15/2030 (n)	714,000	768,798
Bombardier, Inc., 7.25%, 7/01/2031 (n)	1,133,000	1,169,912
Bombardier, Inc., 7%, 6/01/2032 (n)	1,035,000	1,055,402
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	1,450,000	1,451,624
Moog, Inc., 4.25%, 12/15/2027 (n)	2,447,000	2,351,127
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)	1,467,000	1,622,966
TransDigm, Inc., 5.5%, 11/15/2027	2,014,000	1,994,574
TransDigm, Inc., 6.75%, 8/15/2028 (n)	1,759,000	1,790,168
TransDigm, Inc., 4.625%, 1/15/2029	1,847,000	1,748,252
TransDigm, Inc., 6.375%, 3/01/2029 (n)	868,000	876,698
TransDigm, Inc., 6.875%, 12/15/2030 (n)	3,443,000	3,526,717

		$21,207,161

Airlines – 0.6%

Air Canada, 3.875%, 8/15/2026 (n)	$1,921,000	$1,872,461
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)	1,747,531	1,743,258

		$3,615,719

Automotive – 1.6%

Adient Global Holdings Ltd., 7.5%, 2/15/2033 (n)(w)	$853,000	$864,369
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)	3,197,000	2,852,842
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)	1,472,000	1,463,386
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	1,941,000	1,581,820
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	1,512,000	1,314,942
Wabash National Corp., 4.5%, 10/15/2028 (n)	1,427,000	1,317,415

		$9,394,774

Broadcasting – 1.5%

Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)	$687,000	$650,721
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)	2,153,000	2,238,241
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	1,862,000	1,796,797
Nexstar Broadcasting, Inc., 4.75%, 11/01/2028 (n)	858,000	809,039
Univision Communications, Inc., 8%, 8/15/2028 (n)	992,000	1,014,084
Univision Communications, Inc., 8.5%, 7/31/2031 (n)	1,887,000	1,895,318

		$8,404,200

Brokerage & Asset Managers – 1.8%

AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	$2,169,000	$2,256,818
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)	1,657,000	1,820,884
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	814,000	816,078
Hightower Holding LLC, 6.75%, 4/15/2029 (n)	1,267,000	1,239,372
Hightower Holding LLC, 9.125%, 1/31/2030 (n)	772,000	813,508
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)	3,319,000	3,302,989

		$10,249,649

HYPFS-ANN	1

MFS High Yield Pooled Portfolio

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Bonds – continued

Building – 5.0%

ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)	$1,869,000	$1,727,947
AmeriTex Holdco Intermediate LLC, 10.25%, 10/15/2028 (n)	1,706,000	1,807,758
BCPE Ulysses Intermediate, Inc., 7.75% (7.75% Cash or 8.5% PIK), 4/01/2027 (n)(p)	714,000	704,500
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)	1,550,000	1,254,270
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)	714,000	712,640
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	2,073,000	1,852,290
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	2,673,000	2,543,617
Knife River Corp., 7.75%, 5/01/2031 (n)	2,138,000	2,234,804
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)	1,293,000	1,195,232
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)	590,000	597,119
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	2,074,000	1,974,284
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	2,147,000	2,095,965
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	642,000	656,300
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)	2,530,000	2,494,524
Standard Building Solutions, Inc., 6.5%, 8/15/2032 (n)	1,498,000	1,512,865
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	1,312,000	1,276,453
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	2,494,000	2,316,251
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	2,123,000	2,123,970

		$29,080,789

Business Services – 1.5%

athenahealth, Inc., 6.5%, 2/15/2030 (n)	$1,874,000	$1,813,170
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	1,701,000	1,669,512
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	1,543,000	1,516,350
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)	1,441,000	1,389,220
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)	703,000	704,237
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)	1,591,000	1,633,707

		$8,726,196

Cable TV – 5.4%

Cable One, Inc., 4%, 11/15/2030 (n)	$2,220,000	$1,814,904
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	5,940,000	5,502,002
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	4,001,000	3,640,092
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032	1,095,000	949,810
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	1,538,000	1,256,500
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	2,150,000	1,890,147
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	2,590,000	1,503,206
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	975,000	736,031
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)	876,000	866,505
DISH DBS Corp., 7.75%, 7/01/2026	1,209,000	1,057,005
DISH DBS Corp., 5.125%, 6/01/2029	1,397,000	918,862
DISH Network Corp., 11.75%, 11/15/2027 (n)	1,031,000	1,088,628
EchoStar Corp., 10.75%, 11/30/2029	1,710,355	1,843,729
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	1,973,000	1,718,061
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	2,778,000	2,651,444
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	3,875,000	3,524,200

		$30,961,126

Chemicals – 2.5%

Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)	$1,415,000	$1,477,684
Chemours Co., 4.625%, 11/15/2029 (n)	2,423,000	2,151,347
Chemours Co., 8%, 1/15/2033 (n)	707,000	701,143
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)	300,000	292,409
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	1,939,000	1,725,710

2

MFS High Yield Pooled Portfolio

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Bonds – continued

Chemicals – continued

Element Solutions, Inc., 3.875%, 9/01/2028 (n)	$1,147,000	$1,094,781
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	1,138,000	1,170,098
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)	2,371,000	2,299,158
SNF Group SACA, 3.375%, 3/15/2030 (n)	2,468,000	2,172,920
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)	1,148,000	1,214,282

		$14,299,532

Computer Software – 1.1%

Amentum Escrow Corp., 7.25%, 8/01/2032 (n)	$1,727,000	$1,750,824
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)	2,046,000	2,126,645
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	1,230,000	1,195,548
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	1,696,000	1,445,803

		$6,518,820

Computer Software - Systems – 1.3%

Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)	$1,121,000	$1,127,149
Sabre GLBL, Inc., 10.75%, 11/15/2029 (n)	786,000	810,892
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	2,939,000	2,931,340
Virtusa Corp., 7.125%, 12/15/2028 (n)	1,057,000	1,033,612
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)	1,630,000	1,667,056

		$7,570,049

Conglomerates – 2.4%

BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$743,000	$704,385
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	3,447,000	3,244,248
Chart Industries, Inc., 9.5%, 1/01/2031 (n)	1,018,000	1,097,586
Emerald Debt Merger, 6.625%, 12/15/2030 (n)	2,289,000	2,315,280
Gates Corp., 6.875%, 7/01/2029 (n)	1,414,000	1,446,171
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)	1,470,000	1,541,274
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	1,616,000	1,557,696
SPX Flow, Inc., 8.75%, 4/01/2030 (n)	1,717,000	1,784,025

		$13,690,665

Construction – 1.6%

Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)	$1,821,000	$1,836,145
Empire Communities Corp., 9.75%, 5/01/2029 (n)	1,999,000	2,084,055
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	697,000	682,867
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	1,441,000	1,345,406
Quikrete Holdings Inc., 6.375%, 3/01/2032 (n)(w)	1,704,000	1,708,243
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	1,510,000	1,446,065

		$9,102,781

Consumer Products – 2.6%

Acushnet Co., 7.375%, 10/15/2028 (n)	$1,609,000	$1,670,839
Amer Sports Co., 6.75%, 2/16/2031 (n)	2,292,000	2,352,617
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)	1,240,000	1,235,019
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)	1,203,000	1,252,895
Newell Brands, Inc., 6.375%, 5/15/2030	1,242,000	1,257,526
Newell Brands, Inc., 6.625%, 5/15/2032	1,051,000	1,061,378
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032	2,460,000	2,412,313
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	2,228,000	2,197,236
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	1,833,000	1,629,754

		$15,069,577

3

MFS High Yield Pooled Portfolio

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Bonds – continued

Consumer Services – 3.4%

Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	$1,722,000	$1,732,850
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)	1,080,000	999,284
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)	851,000	872,524
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	1,915,000	1,734,346
Garda World Security Corp., 8.375%, 11/15/2032 (n)	1,864,000	1,924,593
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	2,508,000	2,318,117
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)	1,767,000	1,762,914
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	737,000	598,155
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	1,543,000	1,194,872
Service Corp. International, 5.75%, 10/15/2032	2,075,000	2,038,920
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	2,602,000	2,393,654
TriNet Group, Inc., 7.125%, 8/15/2031 (n)	364,000	373,565
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)	1,858,000	1,856,984

		$19,800,778

Containers – 1.5%

Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)	$2,315,000	$2,093,610
Ball Corp., 2.875%, 8/15/2030	2,717,000	2,353,320
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	784,000	708,312
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)	1,772,000	1,807,619
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	1,793,000	1,794,280

		$8,757,141

Electrical Equipment – 0.1%

CommScope Technologies LLC, 5%, 3/15/2027 (n)	$864,000	$777,428

Electronics – 0.7%

Diebold Nixdorf, Inc., 7.75%, 3/31/2030 (n)	$1,039,000	$1,075,558
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)	551,000	549,236
Entegris, Inc., 4.375%, 4/15/2028 (n)	926,000	892,162
Entegris, Inc., 3.625%, 5/01/2029 (n)	1,419,000	1,305,289

		$3,822,245

Energy - Independent – 4.6%

Civitas Resources, Inc., 8.375%, 7/01/2028 (n)	$1,244,000	$1,301,062
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)	646,000	684,735
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)	1,143,000	1,205,479
CNX Resources Corp., 7.25%, 3/01/2032 (n)	1,369,000	1,396,024
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	2,675,000	2,625,413
Encino Acquisition Partners Holdings LLC, 8.75%, 5/01/2031 (n)	1,906,000	2,026,414
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)	1,949,000	1,983,355
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)	1,901,000	1,909,133
Matador Resources Co., 6.875%, 4/15/2028 (n)	1,922,000	1,957,478
Matador Resources Co., 6.5%, 4/15/2032 (n)	780,000	781,935
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	1,935,000	1,920,567
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	1,151,000	1,181,469
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)	834,000	836,017
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)	2,273,000	2,361,486
Viper Energy, Inc., 7.375%, 11/01/2031 (n)	876,000	916,185
Vital Energy, Inc., 7.875%, 4/15/2032 (n)	1,950,000	1,923,257
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)	1,716,000	1,693,778

		$26,703,787

4

MFS High Yield Pooled Portfolio

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Bonds – continued

Energy - Integrated – 0.3%

Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)	$1,787,000	$1,846,496

Entertainment – 3.8%

Carnival Corp., 6.125%, 2/15/2033 (n)(w)	$854,000	$856,115
Life Time, Inc., 6%, 11/15/2031 (n)	1,933,000	1,933,344
Lindblad Expeditions Holdings, Inc., 9%, 5/15/2028 (n)	1,770,000	1,856,019
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	1,747,000	1,682,586
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	165,000	165,604
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)	1,637,000	1,646,351
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	1,116,000	1,133,425
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	1,416,000	1,416,387
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	1,426,000	1,430,224
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	918,000	911,192
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)	2,121,000	2,137,798
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	1,665,000	1,609,077
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	2,500,000	2,554,058
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)	614,000	612,857
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	2,249,000	2,226,365

		$22,171,402

Financial Institutions – 4.6%

Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$1,932,318	$1,903,333
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	2,681,000	2,713,250
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	861,000	917,447
Encore Capital Group, Inc., 9.25%, 4/01/2029 (n)	1,272,000	1,363,181
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	1,361,000	1,368,193
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	1,579,000	1,648,080
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	1,995,000	1,950,011
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	1,158,000	1,208,197
FTAI Aviation Ltd., 7%, 6/15/2032 (n)	762,000	772,523
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	1,198,000	1,229,738
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)	707,000	721,709
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)	1,518,000	1,622,243
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	2,124,000	2,121,174
Nationstar Mortgage Holdings, Inc., 6.5%, 8/01/2029 (n)	1,386,000	1,389,175
OneMain Finance Corp., 6.625%, 5/15/2029	1,725,000	1,752,556
OneMain Finance Corp., 5.375%, 11/15/2029	1,959,000	1,901,484
OneMain Finance Corp., 7.5%, 5/15/2031	1,144,000	1,189,797
SLM Corp., 6.5%, 1/31/2030	1,088,000	1,098,200

		$26,870,291

Food & Beverages – 3.3%

B&G Foods, Inc., 8%, 9/15/2028 (n)	$1,586,000	$1,643,526
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)	1,482,000	1,546,998
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)	1,169,000	1,208,460
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)	1,166,000	1,214,862
Performance Food Group Co., 5.5%, 10/15/2027 (n)	2,213,000	2,201,065
Performance Food Group, Inc., 6.125%, 9/15/2032 (n)	1,213,000	1,215,549
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	2,827,000	2,629,664
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	790,000	769,851
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	2,970,000	2,805,435
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	2,827,000	2,734,059
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	479,000	465,655

5

MFS High Yield Pooled Portfolio

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Bonds – continued

Food & Beverages – continued

Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)	$891,000	$871,056

		$19,306,180

Forest & Paper Products – 0.7%

Graphic Packaging International LLC, 6.375%, 7/15/2032 (n)	$2,653,000	$2,676,508
Veritiv Operating Co., 10.5%, 11/30/2030 (n)	1,375,000	1,494,332

		$4,170,840

Gaming & Lodging – 4.0%

Caesars Entertainment, Inc., 7%, 2/15/2030 (n)	$1,251,000	$1,289,419
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	1,776,000	1,775,431
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	3,476,000	3,433,780
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	3,516,000	3,405,128
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	1,937,000	1,703,177
Melco Resorts Finance Ltd., 5.375%, 12/04/2029	2,716,000	2,503,506
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	2,932,000	2,817,005
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	2,429,000	2,377,401
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	1,123,000	1,083,679
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	2,178,000	2,110,943
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)	539,000	563,596

		$23,063,065

Industrial – 1.2%

Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	$1,330,000	$1,355,136
APi Escrow Corp., 4.75%, 10/15/2029 (n)	3,090,000	2,931,661
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)	687,000	695,566
Williams Scotsman, Inc., 4.625%, 8/15/2028 (n)	2,071,000	2,034,769

		$7,017,132

Insurance - Property & Casualty – 3.7%

Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)	$1,425,000	$1,479,298
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	1,568,000	1,512,131
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	1,221,000	1,174,576
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	1,389,000	1,413,356
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)	2,757,000	2,757,587
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)	883,000	893,219
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	1,259,000	1,199,146
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)	832,000	856,511
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)	2,459,000	2,515,265
Hub International Ltd., 5.625%, 12/01/2029 (n)	965,000	946,323
Hub International Ltd., 7.25%, 6/15/2030 (n)	2,552,000	2,638,715
Hub International Ltd., 7.375%, 1/31/2032 (n)	1,056,000	1,085,845
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	2,726,000	2,791,612

		$21,263,584

Machinery & Tools – 1.0%

Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	$3,435,000	$3,616,962
The Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)	1,290,000	1,340,981
United Rentals North America, Inc., 6.125%, 3/15/2034 (n)	887,000	888,446

		$5,846,389

6

MFS High Yield Pooled Portfolio

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Bonds – continued

Medical & Health Technology & Services – 5.7%

180 Medical, Inc., 3.875%, 10/15/2029 (n)	$2,375,000	$2,197,426
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	1,731,000	1,673,507
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	1,464,000	1,532,749
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	2,995,000	2,765,602
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	1,242,000	1,234,021
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	1,074,000	704,284
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	3,992,000	3,403,464
Concentra, Inc., 6.875%, 7/15/2032 (n)	1,828,000	1,890,247
Encompass Health Corp., 5.75%, 9/15/2025	238,000	237,727
Encompass Health Corp., 4.75%, 2/01/2030	1,958,000	1,883,532
Encompass Health Corp., 4.625%, 4/01/2031	749,000	701,030
IQVIA, Inc., 5%, 5/15/2027 (n)	2,483,000	2,459,117
IQVIA, Inc., 6.5%, 5/15/2030 (n)	1,149,000	1,172,333
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)	1,097,000	1,170,266
Lifepoint Health, Inc., 11%, 10/15/2030 (n)	1,177,000	1,301,375
Lifepoint Health, Inc., 10%, 6/01/2032 (n)	690,000	672,647
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	1,398,000	1,394,518
Tenet Healthcare Corp., 6.125%, 10/01/2028	1,328,000	1,328,712
Tenet Healthcare Corp., 4.375%, 1/15/2030	501,000	468,708
Tenet Healthcare Corp., 6.125%, 6/15/2030	3,012,000	3,022,845
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	1,732,000	1,761,278

		$32,975,388

Medical Equipment – 0.9%

Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	$829,000	$886,013
Medline Borrower LP, 3.875%, 4/01/2029 (n)	957,000	892,982
Medline Borrower LP, 5.25%, 10/01/2029 (n)	2,453,000	2,376,790
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	1,196,000	1,215,282

		$5,371,067

Metals & Mining – 2.2%

Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$1,854,000	$1,762,282
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	5,197,000	4,741,918
Novelis Corp., 4.75%, 1/30/2030 (n)	1,990,000	1,869,786
Novelis Corp., 3.875%, 8/15/2031 (n)	928,000	812,907
Novelis Inc., 6.875%, 1/30/2030 (n)	1,030,000	1,054,472
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	901,009	700,543
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)	1,694,000	1,734,107

		$12,676,015

Midstream – 6.1%

Buckeye Partners LP, 6.75%, 2/01/2030 (n)	$1,029,000	$1,046,791
Buckeye Partners LP, 5.85%, 11/15/2043	181,000	158,670
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)	2,125,000	2,228,708
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	1,915,000	1,810,472
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	2,469,000	2,283,729
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029	730,000	747,086
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	1,832,000	1,817,685
NFE Financing LLC, 12%, 11/15/2029 (n)	1,197,248	1,249,605
NuStar Logistics LP, 6.375%, 10/01/2030	2,097,000	2,135,609
Prairie Acquiror LP, 9%, 8/01/2029 (n)	1,537,000	1,589,492
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	1,711,000	1,664,383
Sunoco LP, 7.25%, 5/01/2032 (n)	1,964,000	2,049,210
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	2,817,000	2,755,578

7

MFS High Yield Pooled Portfolio

Portfolio of Investments – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Midstream – continued

Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		$961,000	$978,176
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		1,757,000	1,625,275
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		1,990,000	1,799,068
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		1,413,000	1,476,654
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		1,825,000	2,034,337
Venture Global LNG, Inc., 7%, 1/15/2030 (n)		786,000	803,354
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		2,715,000	2,857,432
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		2,282,000	2,378,011

			$35,489,325

Network & Telecom – 1.3%

Altice Financing S.A., 5.75%, 8/15/2029 (n)		$850,000	$664,681
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		2,297,000	2,312,539
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		2,307,000	2,348,655
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	450,000	478,501
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		891,000	992,770
Windstream Services, LLC / Windstream Escrow, 8.25%, 10/01/2031 (n)		$687,000	711,060

			$7,508,206

Oil Services – 1.1%

Archrock Partners LP, 6.625%, 9/01/2032 (n)		$1,577,000	$1,598,604
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		2,004,000	1,897,601
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		1,927,000	1,971,953
Valaris Ltd., 8.375%, 4/30/2030 (n)		911,000	935,554

			$6,403,712

Pharmaceuticals – 0.7%

1375209 B.C. Ltd., 9%, 1/30/2028 (n)		$943,000	$944,370
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		1,051,000	851,452
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		798,000	422,940
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		1,934,000	1,834,359

			$4,053,121

Pollution Control – 0.6%

GFL Environmental, Inc., 4%, 8/01/2028 (n)		$1,964,000	$1,869,870
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		602,000	624,517
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		966,000	987,715

			$3,482,102

Precious Metals & Minerals – 0.8%

Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$713,000	$693,331
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		2,128,000	2,100,231
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		1,942,000	1,902,302

			$4,695,864

Real Estate - Healthcare – 0.2%

MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$664,000	$594,634
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)(w)		682,000	692,577

			$1,287,211

8

MFS High Yield Pooled Portfolio

Portfolio of Investments – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Real Estate - Other – 1.2%

Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$1,715,000	$1,638,413
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		2,897,000	3,003,769
XHR LP, REIT, 4.875%, 6/01/2029 (n)		2,227,000	2,116,065

			$6,758,247

Restaurants – 0.9%

1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$1,097,000	$1,111,941
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		1,095,000	991,570
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		2,013,000	1,896,191
New Red Finance, Inc., 5.625%, 9/15/2029 (n)		909,000	905,130

			$4,904,832

Retailers – 2.1%

L Brands, Inc., 6.625%, 10/01/2030 (n)		$2,277,000	$2,318,320
Macy’s Retail Holdings LLC, 5.875%, 4/01/2029 (n)		1,709,000	1,674,183
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		1,240,000	1,202,136
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	1,210,000	947,723
Parkland Corp., 4.625%, 5/01/2030 (n)		$3,150,000	2,931,929
Parkland Corp., 6.625%, 8/15/2032 (n)		372,000	372,870
Penske Automotive Group Co., 3.75%, 6/15/2029		2,214,000	2,047,263
Saks Global Enterprises, 11%, 12/15/2029 (n)		874,000	836,946

			$12,331,370

Specialty Stores – 1.3%

Carvana Co., 12% (9% Cash or 12% PIK) to 8/15/2025, 9% Cash to 12/01/2028 (n)(p)		$638,499	$687,797
Carvana Co., 14% (9% Cash or 14% PIK) to 8/15/2025, 9% Cash to 6/01/2031 (n)(p)		2,101,573	2,351,975
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		1,053,000	818,860
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		1,180,000	741,194
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		2,615,000	2,606,560

			$7,206,386

Supermarkets – 0.4%

KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$2,440,000	$2,536,065

Telecommunications - Wireless – 1.4%

Altice France S.A., 5.5%, 1/15/2028 (n)		$1,842,000	$1,490,306
Altice France S.A., 5.125%, 7/15/2029 (n)		717,000	570,552
SBA Communications Corp., 3.875%, 2/15/2027		1,241,000	1,200,785
SBA Communications Corp., 3.125%, 2/01/2029		2,784,000	2,532,888
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	202,000	223,708
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$1,677,000	1,790,197

			$7,808,436

Telephone Services – 0.5%

Level 3 Financing, Inc., 11%, 11/15/2029 (n)		$1,026,241	$1,163,440
Level 3 Financing, Inc., 3.875%, 10/15/2030 (n)		1,111,761	866,751
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		685,000	624,916

			$2,655,107

Transportation - Services – 0.3%

Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)	EUR	1,596,000	$1,725,561

9

MFS High Yield Pooled Portfolio

Portfolio of Investments – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Utilities - Electric Power – 2.9%

Calpine Corp., 4.5%, 2/15/2028 (n)		$1,950,000	$1,891,937
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		3,867,000	3,424,065
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		684,000	595,616
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		1,118,000	1,060,714
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)		1,544,000	1,553,439
PG&E Corp., 5.25%, 7/01/2030		3,028,000	2,847,652
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055		858,000	833,632
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		808,000	804,425
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		2,949,000	2,841,661
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		1,216,000	1,123,154

			$16,976,295

Total Bonds (Identified Cost, $558,131,828)			$556,152,106

Exchange-Traded Funds – 1.0%

Fixed Income ETFs – 1.0%

Invesco Senior Loan Fund ETF (Identified Cost, $5,786,833)		273,635	$5,760,017

Common Stocks – 0.2%

Cable TV – 0.1%

Intelsat Emergence S.A. (a)		20,388	$657,513

Oil Services – 0.1%

LTRI Holdings LP (a)(u)		3,300	$750,981

Total Common Stocks (Identified Cost, $1,858,214)			$1,408,494

	Strike	First
	Price	Exercise

Warrants – 0.0%

Other Banks & Diversified Financials – 0.0%

Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14	N/A 42,350	$14,965

Mutual Funds (h) – 1.4%

Money Market Funds – 1.4%

MFS Institutional Money Market Portfolio, 4.41% (v) (Identified Cost, $8,371,975)		8,371,377	$8,373,051

Other Assets, Less Liabilities – 1.3%			7,319,475

Net Assets – 100.0%			$579,028,108

10

MFS High Yield Pooled Portfolio

Portfolio of Investments – continued

(a) Non-income producing security.

(h)An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $8,373,051 and $563,335,582, respectively.

(n)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $502,008,178, representing 86.7% of net assets.

(p) Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.

(u)The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)When-issued security.

The following abbreviations are used in this report and are defined:

CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

Derivative Contracts at 1/31/25

Forward Foreign Currency Exchange Contracts

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)
Asset Derivatives
GBP	225,066	USD	274,113	Citibank N.A.	4/16/2025	$4,883
USD	280,519	GBP	225,066	Deutsche Bank AG	4/16/2025	1,523
						$6,406
Liability Derivatives
EUR	1,084,218	USD	1,133,754	Barclays Bank PLC	4/16/2025	$(5,116)
USD	717,214	EUR	693,323	Barclays Bank PLC	4/16/2025	(4,515)
USD	1,360,605	EUR	1,316,952	Deutsche Bank AG	4/16/2025	(10,302)
USD	1,360,670	EUR	1,316,952	HSBC Bank	4/16/2025	(10,236)
USD	1,367,751	EUR	1,317,928	Morgan Stanley Capital Services LLC	4/16/2025	(4,173)
USD	1,360,079	EUR	1,316,952	State Street Corp.	4/16/2025	(10,828)

						$(45,170)

See Notes to Financial Statements

11
MFS High Yield Pooled Portfolio
FINANCIAL STATEMENTS	STATEMENT OF ASSETS AND LIABILITIES

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 1/31/25
Assets
Investments in unaffiliated issuers, at value (identified cost, $565,776,875)		$563,335,582
Investments in affiliated issuers, at value (identified cost, $8,371,975)		8,373,051
Cash		60,706
Receivables for
Forward foreign currency exchange contracts		6,406
When-issued investments sold		172,283
Investments sold		3,389,654
Fund shares sold		5,380
Interest and dividends		9,621,474
Other assets		1,667
Total assets		$584,966,203
Liabilities
Payables for
Distributions		$66
Forward foreign currency exchange contracts		45,170
Investments purchased		715,783
When-issued investments purchased		4,286,720
Fund shares reacquired		813,014
Payable to affiliates
Administrative services fee		97
Shareholder servicing costs		9
Accrued expenses and other liabilities		77,236
Total liabilities		$5,938,095
Net assets		$579,028,108
Net assets consist of
Paid-in capital		$705,066,277
Total distributable earnings (loss)		(126,038,169)
Net assets		$579,028,108
Shares of beneficial interest outstanding		69,164,992
Net asset value per share (net assets of $579,028,108 / 69,164,992 shares of beneficial interest outstanding)		$8.37

See Notes to Financial Statements

12

MFS High Yield Pooled Portfolio

FINANCIAL STATEMENTS STATEMENT OF OPERATIONS

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Year ended 1/31/25

Net investment income (loss)

Income
Interest	$41,388,558
Dividends from unaffiliated issuers	688,521
Dividends from affiliated issuers	529,536
Other	388,950
Total investment income	$42,995,565
Expenses
Shareholder servicing costs	$33
Administrative services fee	17,500
Custodian fee	44,488
Shareholder communications	2,090
Audit and tax fees	54,058
Legal fees	3,035
Pricing service fees	9,256
Form N-CEN/N-PORT preparation fees	9,800
Miscellaneous	21,876
Total expenses	$162,136
Fees paid indirectly	(1,212)
Net expenses	$160,924
Net investment income (loss)	$42,834,641
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(8,462,655)
Affiliated issuers	998
Forward foreign currency exchange contracts	500,865
Foreign currency	(58,957)

Net realized gain (loss)	$(8,019,749)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$18,121,267
Affiliated issuers	357
Forward foreign currency exchange contracts	(92,522)
Translation of assets and liabilities in foreign currencies	4,436
Net unrealized gain (loss)	$18,033,538
Net realized and unrealized gain (loss)	$10,013,789
Change in net assets from operations	$52,848,430

See Notes to Financial Statements

13

MFS High Yield Pooled Portfolio

FINANCIAL STATEMENTS STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Year ended
	1/31/25	1/31/24
Change in net assets
From operations
Net investment income (loss)	$42,834,641	$44,801,141
Net realized gain (loss)	(8,019,749)	(32,099,156)
Net unrealized gain (loss)	18,033,538	46,292,414
Change in net assets from operations	$52,848,430	$58,994,399
Total distributions to shareholders	$(43,210,470)	$(45,493,975)

Change in net assets from fund share transactions	$(88,268,652)	$(82,456,705)

Total change in net assets	$(78,630,692)	$(68,956,281)
Net assets
At beginning of period	657,658,800	726,615,081
At end of period	$579,028,108	$657,658,800

See Notes to Financial Statements

14

MFS High Yield Pooled Portfolio

FINANCIAL STATEMENTS FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

			Year ended
	1/31/25	1/31/24	1/31/23	1/31/22	1/31/21
Net asset value, beginning of period	$8.24	$8.05	$8.88	$9.25	$9.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.57	$0.53	$0.47	$0.47	$0.50
Net realized and unrealized gain (loss)	0.14	0.20	(0.82)	(0.34)	(0.06)(g)
Total from investment operations	$0.71	$0.73	$(0.35)	$0.13	$0.44
Less distributions declared to shareholders
From net investment income	$(0.58)	$(0.54)	$(0.48)	$(0.50)	$(0.52)
Net asset value, end of period (x)	$8.37	$8.24	$8.05	$8.88	$9.25
Total return (%) (s)(x)	8.89	9.46	(3.84)	1.39	5.02
Ratios (%) (to average net assets)
and Supplemental data:
Expenses (f)	0.03	0.02	0.02	0.02	0.02
Net investment income (loss)	6.91	6.63	5.77	5.09	5.58
Portfolio turnover rate	56	44	25	60	66
Net assets at end of period (000 omitted)	$579,028	$657,659	$726,615	$997,366	$1,228,318

(d) Per share data is based on average shares outstanding.

(f)Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.

(g)The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

15

MFS High Yield Pooled Portfolio

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

(2) Significant Accounting Policies

General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.

In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.

Balance Sheet Offsetting — The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.

Under the fund’s valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their

16

MFS High Yield Pooled Portfolio

Notes to Financial Statements - continued

primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2025 in valuing the fund’s assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$750,981	$750,981
Luxembourg	—	657,513	—	657,513
United Kingdom	—	14,965	—	14,965
U.S. Corporate Bonds	—	468,700,031	—	468,700,031
Foreign Bonds	—	87,452,075	—	87,452,075
Investment Companies	14,133,068	—	—	14,133,068
Total	$14,133,068	$556,824,584	$750,981	$571,708,633
Other Financial Instruments
Forward Foreign Currency Exchange
Contracts – Assets	$—	$6,406	$—	$6,406
Forward Foreign Currency Exchange
Contracts – Liabilities	—	(45,170)	—	(45,170)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

17

MFS High Yield Pooled Portfolio

Notes to Financial Statements - continued

Equity Securities
Balance as of 1/31/24	$1,670,361
Change in unrealized appreciation or depreciation	(919,380)
Balance as of 1/31/25	$750,981

At January 31, 2025, the fund held one level 3 security.

Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were purchased options and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2025 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$6,406	$(45,170)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended January 31, 2025 as reported in the Statement of Operations:

	Forward Foreign
	Currency	Unaffiliated Issuers
	Exchange	(Purchased
Risk	Contracts	Options)
Foreign Exchange	$500,865	$—
Equity	—	(493,971)
Total	$500,865	$(493,971)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended January 31, 2025 as reported in the Statement of Operations:

	Forward Foreign
	Currency	Unaffiliated Issuers
	Exchange	(Purchased
Risk	Contracts	Options)
Foreign Exchange	$(92,522)	$—
Equity	—	302,841
Total	$(92,522)	$302,841

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other

18

MFS High Yield Pooled Portfolio

Notes to Financial Statements - continued

party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

19

MFS High Yield Pooled Portfolio

Notes to Financial Statements - continued

Indemnifications — Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income — Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Investment transactions are recorded on the trade date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.

Fees Paid Indirectly — The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended January 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	Year ended	Year ended
	1/31/25	1/31/24
Ordinary income (including any short-term capital gains)	$43,210,470	$45,493,975

The federal tax cost and the tax basis components of distributable earnings were as follows:

20

MFS High Yield Pooled Portfolio
Notes to Financial Statements - continued
As of 1/31/25
Cost of investments	$575,802,855
Gross appreciation	10,514,300
Gross depreciation	(14,647,286)
Net unrealized appreciation (depreciation)	$(4,132,986)
Undistributed ordinary income	4,107,995
Capital loss carryforwards	(122,621,280)
Other temporary differences	(3,391,898)

Total distributable earnings (loss)	$(126,038,169)

As of January 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(11,671,449)
Long-Term	(110,949,831)

Total	$(122,621,280)

(3) Transactions with Affiliates

Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.

Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended January 31, 2025, these costs amounted to $33.

Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended January 31, 2025 was equivalent to an annual effective rate of 0.0028% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation - The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.

Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

(4) Portfolio Securities

For the year ended January 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $340,446,065 and $428,028,287, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

21

MFS High Yield Pooled Portfolio

Notes to Financial Statements	- continued
	Year ended		Year ended
	1/31/25		1/31/24
	Shares	Amount	Shares	Amount
Shares sold	1,780,399	$14,727,846	5,187,193	$41,214,207
Shares issued to shareholders in
reinvestment of distributions	5,210,874	43,207,316	5,697,188	45,493,975
Shares reacquired	(17,626,873)	(146,203,814)	(21,310,137)	(169,164,887)

Net change	(10,635,600)	$(88,268,652)	(10,425,756)	$(82,456,705)

The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments directly. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Diversified Income Fund and the MFS Global High Yield Fund were the owners of record of approximately 79% and 21%, respectively, of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended January 31, 2025, the fund’s commitment fee and interest expense were $2,984 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended January 31, 2025:

Change in
Unrealized
				Realized	Appreciation
	Beginning		Sales	Gain	or	Ending
Affiliated Issuers	Value	Purchases	Proceeds	(Loss)	Depreciation	Value
MFS Institutional Money Market
Portfolio	$15,793,848	$181,920,296	$189,342,448	$998	$357	$8,373,051
					Dividend	Capital Gain
Affiliated Issuers					Income	Distributions
MFS Institutional Money Market Portfolio					$529,536	$—

22

MFS High Yield Pooled Portfolio

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust III and the Shareholders of MFS High Yield Pooled Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of MFS High Yield Pooled Portfolio (the “Fund”), including the portfolio of investments, as of January 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 18, 2025

We have served as the auditor of one or more of the MFS investment companies since 1924.

23

MFS High Yield Pooled Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Series Trust III, which was held on November 14, 2024, the following action was taken:

Item 1: To elect the following individuals as Trustees, effective January 1, 2025:

	Number of Dollars
Nominee	For	Against/Withheld

Steven E. Buller	6,103,576,367.180	184,066,747.420
John A. Caroselli	6,117,269,220.613	170,373,893.987
Maureen R. Goldfarb	6,120,705,314.972	166,937,799.628
Peter D. Jones	6,115,332,561.673	172,310,552.927
John P. Kavanaugh	6,116,623,125.144	171,019,989.456
James W. Kilman, Jr.	6,116,119,479.535	171,523,635.066
Clarence Otis, Jr.	6,108,094,766.950	179,548,347.650
Michael W. Roberge	6,123,772,322.700	163,870,791.900
Maryanne L. Roepke	6,129,285,277.566	158,357,837.035
Paula E. Smith	6,133,452,397.484	154,190,717.116
Laurie J. Thomsen	6,128,143,709.237	159,499,405.364
Darrell A. Williams	6,116,408,818.565	171,234,296.035

24

MFS High Yield Pooled Portfolio

Federal Tax Information (unaudited)

The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There is nothing to report for this item for MFS High Yield Pooled Portfolio.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

This information is disclosed as part of the financial statements included in Item 7 above for MFS High Yield Pooled Portfolio.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

This information is disclosed as part of the financial statements included in Item 7 above for MFS High Yield Pooled Portfolio.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not Applicable.

26

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST III

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   March 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  March 18, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  March 18, 2025

*  Print name and title of each signing officer under his or her signature.